Schedule of Investments (Unaudited)	January 31, 2021

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA— 0.5%
Materials — 0.5%
Kingsgate Consolidated *	4,111,944	$2,839,392
Silver Mines * (A)	19,252,768	3,619,052
TOTAL AUSTRALIA		6,458,444
BOSNIA AND HERZEGOVINA— 0.6%
Materials — 0.6%
Adriatic Metals, Cl CDI *	3,895,865	6,486,333
BRAZIL— 18.8%
Materials — 18.8%
Wheaton Precious Metals	5,336,863	219,184,963
CANADA— 38.8%
Financials — 0.1%
Whitehorse Gold * (A)	228,418	631,192
Industrials — 0.7%
Alexco Resource * (A)	2,790,098	7,868,076
Materials — 38.0%
AbraPlata Resource * (A)	4,872,446	1,678,247
Aftermath Silver * (A)	2,042,302	1,998,417
Almaden Minerals *	2,333,588	1,698,152
Americas Gold & Silver * (A)	2,368,207	6,432,877
Aurcana Silver *	2,844,654	2,048,676
Bear Creek Mining * (A)	1,728,769	3,762,165
Discovery Metals *	4,312,916	6,245,955
Endeavour Silver *	3,284,134	16,256,463
Excellon Resources * (A)	501,356	1,526,694
First Majestic Silver * (A)	3,299,162	59,580,936
Fortuna Silver Mines * (A)	3,894,142	30,148,393
GoGold Resources *	4,668,355	9,464,981
Great Panther Mining *	7,355,289	5,937,189
IMPACT Silver * (A)	2,569,543	1,971,233
Integra Resources *	954,185	3,122,230
Kootenay Silver * (A)	4,683,346	1,301,490

Schedule of Investments (Unaudited)	January 31, 2021

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
MAG Silver *	1,788,537	$34,960,091
McEwen Mining * (A)	6,773,381	8,195,791
New Pacific Metals * (A)	1,694,038	11,271,927
Pan American Silver	4,023,195	130,592,910
Prime Mining * (A)	1,461,010	2,904,979
Silver One Resources * (A)	3,338,292	1,829,273
Silvercorp Metals	3,598,114	23,237,262
SilverCrest Metals *	2,625,705	26,494,452
SSR Mining	2,884,404	50,751,088
		443,411,871
TOTAL CANADA		451,911,139
MEXICO— 7.2%
Materials — 7.2%
Fresnillo	3,220,140	43,670,410
Industrias Penoles *	2,652,970	40,240,243
TOTAL MEXICO		83,910,653
PERU— 6.1%
Materials — 6.1%
Cia de Minas Buenaventura ADR *	4,540,031	46,217,516
Hochschild Mining	5,420,631	17,120,211
Volcan Cia Minera SAA *	49,625,387	8,317,485
TOTAL PERU		71,655,212
RUSSIA— 12.0%
Materials — 12.0%
Polymetal International	6,449,962	140,029,797
SOUTH KOREA— 5.4%
Materials — 5.4%
Korea Zinc	174,807	63,446,846
UNITED STATES— 9.1%
Materials — 9.1%
Coeur d'Alene Mines *	4,684,403	42,393,847
Fortitude Gold (B)	389,123	383,909

Schedule of Investments (Unaudited)	January 31, 2021

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Gold Resource (B)(C)(D)	1,438,964	$4,057,878
Hecla Mining	10,356,722	58,929,748
TOTAL UNITED STATES		105,765,382
TOTAL COMMON STOCK
(Cost $934,968,284)		1,148,848,769

SHORT-TERM INVESTMENT(E)(F) — 6.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $75,713,265)	75,713,265	75,713,265
TOTAL INVESTMENTS — 105.0%
(Cost $1,010,681,549)		$1,224,562,034

Percentages are based on Net Assets of $1,165,867,478.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $76,150,880.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2021 was $4,507,878 and represented 0.3% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $4,057,878 and represents 0.3% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $75,713,265.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2021

Global X Silver Miners ETF

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,144,406,982	$—	$4,441,787	$1,148,848,769
Short-Term Investment	75,713,265	—	—	75,713,265
Total Investments in Securities	$1,220,120,247	$—	$4,441,787	$1,224,562,034

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 23.3%
Materials — 23.3%
Bellevue Gold * (A)	880,996	$675,942
De Grey Mining *	1,029,293	754,185
Gold Road Resources *	940,742	869,748
OceanaGold *	807,502	1,422,271
Perseus Mining *	1,366,528	1,237,189
Ramelius Resources	868,456	1,019,471
Regis Resources	589,453	1,641,691
Resolute Mining *	1,212,718	642,014
Saracen Mineral Holdings *	677,819	2,532,668
Silver Lake Resources *	1,000,974	1,232,632
SolGold *	974,001	385,866
St. Barbara	816,906	1,385,160
West African Resources *	924,035	648,702
Westgold Resources *	383,440	691,355
TOTAL AUSTRALIA		15,138,894
CANADA— 45.8%
Materials — 45.8%
Alamos Gold, Cl A	341,243	2,740,736
B2Gold	422,765	2,091,569
Dundee Precious Metals	189,755	1,207,647
Equinox Gold *	227,503	2,176,278
K92 Mining *	229,050	1,538,416
Kirkland Lake Gold	58,293	2,242,372
Lundin Gold *	72,338	579,293
McEwen Mining * (A)	369,312	446,867
New Gold *	619,913	1,174,362
Novagold Resources *	280,466	2,557,850
Novo Resources * (A)	150,615	266,460
Osisko Mining *	320,813	781,031
Premier Gold Mines * (A)	243,173	601,532
Pretium Resources *	214,058	2,312,420

Schedule of Investments (Unaudited)	January 31, 2021

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Roxgold *	374,346	$407,328
Sabina Gold & Silver * (A)	318,788	641,344
Seabridge Gold *	59,980	1,164,212
SSR Mining	149,778	2,635,727
Teranga Gold *	131,755	1,304,709
Torex Gold Resources *	90,966	1,199,160
Victoria Gold * (A)	58,021	540,491
Wesdome Gold Mines *	143,691	1,097,831
TOTAL CANADA		29,707,635
CÔTE D'IVOIRE— 3.6%
Materials — 3.6%
Endeavour Mining	110,459	2,348,481
EGYPT— 3.0%
Materials — 3.0%
Centamin	1,236,976	1,948,301
INDONESIA— 5.0%
Materials — 5.0%
Aneka Tambang	7,439,300	1,177,138
Merdeka Copper Gold *	11,327,300	2,058,775
TOTAL INDONESIA		3,235,913
PERU— 1.3%
Materials — 1.3%
Hochschild Mining	262,088	827,764
RUSSIA— 2.0%
Materials — 2.0%
Petropavlovsk *	3,267,555	1,301,225
TURKEY— 4.0%
Materials — 4.0%
Eldorado Gold *	156,423	1,757,149
Koza Altin Isletmeleri *	54,294	858,468
TOTAL TURKEY		2,615,617

Schedule of Investments (Unaudited)	January 31, 2021

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 2.2%
Materials — 2.2%
Greatland Gold *	4,171,058	$1,403,278
UNITED STATES— 9.7%
Materials — 9.7%
Argonaut Gold * (A)	324,410	589,167
Coeur d'Alene Mines *	238,625	2,159,556
Golden Star Resources * (A)	79,654	299,499
Hecla Mining	577,206	3,284,302
TOTAL UNITED STATES		6,332,524
TOTAL COMMON STOCK
(Cost $55,169,826)		64,859,632

SHORT-TERM INVESTMENT(B)(C) — 3.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,985,953)	1,985,953	1,985,953
TOTAL INVESTMENTS — 103.0%
(Cost $57,155,779)		$66,845,585

Percentages are based on Net Assets of $64,885,305.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $1,905,911.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $1,985,953.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2021

Global X Gold Explorers ETF

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$64,859,632	$—	$—	$64,859,632
Short-Term Investment	1,985,953	—	—	1,985,953
Total Investments in Securities	$66,845,585	$—	$—	$66,845,585

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 11.9%
Materials — 11.9%
Glencore *	5,061,611	$17,126,196
OZ Minerals	1,014,299	14,513,777
Sandfire Resources	1,152,397	4,226,352
SolGold *	6,542,333	2,591,850
TOTAL AUSTRALIA		38,458,175
CANADA— 15.0%
Materials — 15.0%
Altius Minerals	276,651	3,196,500
Capstone Mining *	2,475,770	5,135,849
ERO Copper *	507,860	7,422,401
Ivanhoe Mines, Cl A *	2,989,817	14,300,193
Northern Dynasty Minerals *	3,358,810	1,924,598
Taseko Mines *	1,671,398	1,988,964
Teck Resources, Cl B	779,148	14,247,835
TOTAL CANADA		48,216,340
CHILE— 9.9%
Materials — 9.9%
Antofagasta	798,315	15,676,235
Lundin Mining	1,804,082	16,099,679
TOTAL CHILE		31,775,914
CHINA— 15.0%
Materials — 15.0%
China Gold International Resources *	1,687,300	3,416,446
Jiangxi Copper, Cl H	7,658,929	12,643,305
Jinchuan Group International Resources (A)	68,105,000	9,661,716
MMG *	15,783,400	6,127,025
Zijin Mining Group, Cl H	14,925,460	16,631,219
TOTAL CHINA		48,479,711

Schedule of Investments (Unaudited)	January 31, 2021

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
INDIA— 6.2%
Materials — 6.2%
Vedanta ADR	2,283,563	$19,889,834
JAPAN— 0.6%
Materials — 0.6%
Nittetsu Mining	38,630	2,036,751
KAZAKHSTAN— 4.5%
Materials — 4.5%
KAZ Minerals	1,458,136	14,516,686
MEXICO— 5.3%
Materials — 5.3%
Grupo Mexico, Cl B	3,935,487	17,093,637
MONGOLIA— 2.4%
Materials — 2.4%
Turquoise Hill Resources *	700,244	7,702,684
PERU— 7.9%
Materials — 7.9%
HudBay Minerals, Cl B	1,842,424	10,499,704
Southern Copper	222,923	14,804,316
TOTAL PERU		25,304,020
POLAND— 5.2%
Materials — 5.2%
KGHM Polska Miedz *	332,447	16,839,774
SWEDEN— 3.9%
Materials — 3.9%
Boliden	379,871	12,539,931
UNITED KINGDOM— 1.2%
Materials — 1.2%
Central Asia Metals	1,250,541	3,777,914
UNITED STATES— 5.2%
Materials — 5.2%
Freeport-McMoRan Copper & Gold *	617,710	16,622,576

Schedule of Investments (Unaudited)	January 31, 2021

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
ZAMBIA— 5.8%
Materials — 5.8%
First Quantum Minerals	1,113,556	$18,567,257
TOTAL COMMON STOCK
(Cost $282,231,636)		321,821,204

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,045,645)	1,045,645	1,045,645
TOTAL INVESTMENTS — 100.3%
(Cost $283,277,281)		$322,866,849

Percentages are based on Net Assets of $322,020,013.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $988,936.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $1,045,645.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$321,821,204	$—	$—	$321,821,204
Short-Term Investment	1,045,645	—	—	1,045,645
Total Investments in Securities	$322,866,849	$—	$—	$322,866,849

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 95.7%
AUSTRALIA— 10.2%
Energy — 3.4%
Bannerman Resources *	3,313,874	$279,682
Boss Energy *(A)	23,095,063	1,647,926
Deep Yellow *	971,083	428,410
Paladin Energy *(A)	28,113,322	5,823,868
Peninsula Energy *	4,856,734	484,422
		8,664,308
Financials — 2.1%
Macquarie Group	51,654	5,207,568
Materials — 4.7%
BHP Group	183,789	5,076,577
Greenland Minerals *	5,185,733	1,133,941
Lotus Resources *	6,547,484	703,296
Rio Tinto	66,179	5,079,088
		11,992,902
TOTAL AUSTRALIA		25,864,778
CANADA— 37.5%
Energy — 31.5%
Cameco	4,516,543	56,251,281
Denison Mines *(A)	10,535,210	7,010,003
Fission Uranium *	7,134,779	1,926,885
GoviEx Uranium, Cl A *	687,449	131,845
IsoEnergy *	270,241	416,748
NexGen Energy *(A)	4,817,808	13,614,847
Uex *	2,360,388	461,934
		79,813,543
Financials — 2.9%
Uranium Participation *	2,148,105	7,398,851
Industrials — 2.0%
Aecon Group	397,320	5,131,927
Materials — 1.1%
Encore Energy *	721,325	502,547

Schedule of Investments (Unaudited)	January 31, 2021

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Global Atomic *(A)	2,018,552	$2,307,007
		2,809,554
TOTAL CANADA		95,153,875
CHINA— 2.2%
Energy — 0.2%
CGN Mining	8,041,700	456,335
Utilities — 2.0%
CGN Power, Cl H	24,459,786	5,268,072
TOTAL CHINA		5,724,407
JAPAN— 6.1%
Industrials — 6.1%
ITOCHU	183,710	5,259,761
Mitsubishi Heavy Industries	172,990	4,953,666
Sumitomo	400,950	5,311,788
TOTAL JAPAN		15,525,215
KAZAKHSTAN— 19.7%
Energy — 19.7%
NAC Kazatomprom JSC GDR	2,909,020	50,035,144
SOUTH AFRICA— 2.1%
Materials — 2.1%
Sibanye Stillwater	1,350,027	5,287,101
SOUTH KOREA— 9.6%
Industrials — 9.6%
Daewoo Engineering & Construction *	1,007,773	5,315,448
Doosan Heavy Industries & Construction *	438,444	4,605,504
GS Engineering & Construction	142,075	4,845,487
Hyundai Engineering & Construction	136,207	4,901,065
Samsung C&T	39,962	4,644,252
TOTAL SOUTH KOREA		24,311,756

Schedule of Investments (Unaudited)	January 31, 2021

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.6%
Industrials — 1.6%
Yellow Cake *(A)	1,422,743	$4,239,529
UNITED STATES— 6.7%
Energy — 6.7%
Centrus Energy, Cl A *	139,443	2,832,087
Energy Fuels *(A)	1,938,452	7,405,101
Uranium Energy *(A)	2,933,199	4,781,115
Ur-Energy *	2,477,880	1,988,994
TOTAL UNITED STATES		17,007,297
TOTAL COMMON STOCK
(Cost $205,743,714)		243,149,102

SHORT-TERM INVESTMENT (B)(C) — 3.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $8,371,144)	8,371,144	8,371,144
TOTAL INVESTMENTS — 99.0%
(Cost $214,114,858)		$251,520,246

Percentages are based on Net Assets of $253,944,847.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $7,518,833.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $8,371,144.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$243,149,102	$—	$—	$243,149,102
Short-Term Investment	8,371,144	—	—	8,371,144
Total Investments in Securities	$251,520,246	$—	$—	$251,520,246

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-2400

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 99.9%
Energy — 99.9%
China Merchants Energy Shipping, Cl A	79,000	$59,480
China Oilfield Services, Cl H	110,286	122,179
China Petroleum & Chemical, Cl A	5,250	3,219
China Petroleum & Chemical, Cl H	352,597	168,708
China Shenhua Energy, Cl A	1,200	3,242
China Shenhua Energy, Cl H	85,630	158,806
China Suntien Green Energy, Cl H	280,200	82,031
COSCO SHIPPING Energy Transportation, Cl A	63,700	62,893
Guanghui Energy, Cl A *	153,950	58,314
Inner Mongolia Yitai Coal, Cl B	127,194	67,667
Offshore Oil Engineering, Cl A	93,375	61,316
PetroChina, Cl A	5,100	3,238
PetroChina, Cl H	498,863	151,193
Shaanxi Coal Industry, Cl A	55,036	86,719
Shanxi Coking Coal Energy Group, Cl A	98,053	73,369
Shanxi Lu'an Environmental Energy Development, Cl A	69,165	58,625
Shanxi Meijin Energy, Cl A *	69,000	76,052
Sinopec Kantons Holdings	192,900	67,419
Wison Engineering Services	630,700	43,923
Yantai Jereh Oilfield Services Group, Cl A	14,600	97,437
Yanzhou Coal Mining, Cl A	48,064	64,840
Yanzhou Coal Mining, Cl H	117,125	90,632
TOTAL CHINA		1,661,302
TOTAL COMMON STOCK
(Cost $1,938,920)		1,661,302

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Energy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 12.0%
United States Treasury Bill
0.034%, 02/18/21(A)
(Cost $199,997)	$200,000	$199,996
TOTAL INVESTMENTS — 111.9%
(Cost $2,138,917)		$1,861,298

Percentages are based on Net Assets of $1,664,046.

Cl — Class

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,661,302	$—	$—	$1,661,302
U.S. Treasury Obligation	—	199,996	—	199,996
Total Investments in Securities	$1,661,302	$199,996	$—	$1,861,298

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 95.8%
Materials — 95.8%
Aluminum Corp of China, Cl A *	51,200	$25,435
Aluminum Corp of China, Cl H *	235,539	71,690
Anhui Conch Cement, Cl A	900	7,047
Anhui Conch Cement, Cl H	39,620	234,792
Baoshan Iron & Steel, Cl A	62,600	63,750
BBMG, Cl A	35,400	14,948
Beijing Oriental Yuhong Waterproof Technology, Cl A	8,350	62,868
Chifeng Jilong Gold Mining, Cl A *	2,900	7,374
China Hongqiao Group	97,900	86,488
China Jushi, Cl A	14,100	49,315
China Lumena New Materials *(A)(B)(C)	48	—
China Molybdenum, Cl A	62,400	58,703
China Molybdenum, Cl H	189,754	119,914
China National Building Material, Cl H	188,100	225,365
China Northern Rare Earth Group High-Tech, Cl A *	14,400	39,791
China Resources Cement Holdings	130,300	144,015
Ganfeng Lithium, Cl A	4,200	78,110
GEM, Cl A	23,100	28,652
Guangdong HEC Technology Holding, Cl A *	14,400	10,395
Guangdong Hongda Blasting, Cl A	3,252	15,584
Guangzhou Tinci Materials Technology, Cl A	700	10,364
Hengli Petrochemical, Cl A	20,020	119,965
Hengyi Petrochemical, Cl A	14,700	29,643
Hesteel, Cl A *	48,600	15,542
Huaxin Cement, Cl A	5,300	16,135
Hunan Valin Steel, Cl A	27,200	21,282
Inner Mongolia BaoTou Steel Union, Cl A *	167,500	29,903
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	32,500	29,616
Jiangsu Shagang, Cl A	9,000	13,608

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Jiangsu Yangnong Chemical, Cl A	1,300	$29,000
Jiangxi Copper, Cl A	8,900	26,030
Jiangxi Copper, Cl H	66,291	109,433
Kingfa Sci & Tech, Cl A	3,500	15,241
Lee & Man Paper Manufacturing	78,000	68,706
Lomon Billions Group, Cl A	7,100	43,812
Pangang Group Vanadium Titanium & Resources, Cl A *	42,900	12,987
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petro Chemical, Cl A	19,800	105,122
Shandong Gold Mining, Cl A	12,220	42,133
Shandong Gold Mining, Cl H	27,250	57,495
Shandong Hualu Hengsheng Chemical, Cl A	6,800	41,191
Shandong Nanshan Aluminum, Cl A	52,400	27,088
Shandong Sinocera Functional Material, Cl A	4,243	31,617
Shandong Sun Paper Industry JSC, Cl A	11,800	28,980
Shanghai Putailai New Energy Technology, Cl A	1,947	30,014
Shanxi Taigang Stainless Steel, Cl A	27,100	14,977
Shenzhen Capchem Technology, Cl A	700	9,009
Sinoma Science & Technology, Cl A	2,800	10,980
Sinopec Shanghai Petrochemical, Cl A	27,000	14,377
Skshu Paint, Cl A	400	9,200
Tangshan Jidong Cement, Cl A	5,700	12,008
Tongkun Group, Cl A	8,500	30,613
Tongling Nonferrous Metals Group, Cl A	49,400	17,562
Transfar Zhilian, Cl A	15,700	14,672
Wanhua Chemical Group, Cl A	10,047	174,374
Weihai Guangwei Composites, Cl A	2,100	28,923
Xiamen Tungsten, Cl A	7,100	19,509
Yintai Gold, Cl A	11,120	13,793
Yunnan Energy New Material, Cl A	3,300	67,607
Zhaojin Mining Industry	60,084	65,168

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zhejiang Huayou Cobalt, Cl A *	4,230	$65,023
Zhejiang Juhua, Cl A	13,100	17,937
Zhejiang Longsheng Group, Cl A	12,600	26,797
Zhongjin Gold, Cl A	20,300	26,566
Zijin Mining Group, Cl A	33,600	50,074
Zijin Mining Group, Cl H	254,259	283,317
TOTAL CHINA		3,271,629
HONG KONG— 4.1%
Materials — 4.1%
Nine Dragons Paper Holdings	90,270	139,703
TOTAL COMMON STOCK
(Cost $2,837,540)		3,411,332
TOTAL INVESTMENTS — 99.9%
(Cost $2,837,540)		$3,411,332
Percentages are based on Net Assets of $3,413,744.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2021 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $0 and represents 0.0% of net assets.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$3,411,332	$—	$—	$3,411,332
Total Investments in Securities	$3,411,332	$—	$—	$3,411,332

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Materials ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 98.6%
Industrials — 98.6%
51job ADR *	465	$30,625
AECC Aero-Engine Control, Cl A	1,200	3,908
AECC Aviation Power, Cl A	2,400	22,202
Air China, Cl A	7,000	7,824
Air China, Cl H	32,000	22,244
A-Living Smart City Services, Cl H	8,000	34,925
AVIC Electromechanical Systems, Cl A	3,900	6,896
AVIC Shenyang Aircraft, Cl A	1,200	14,318
AVIC Xi'an Aircraft Industry Group, Cl A	2,900	14,010
AviChina Industry & Technology, Cl H	43,090	32,288
AVICOPTER, Cl A	600	5,217
Beijing Capital International Airport, Cl H	32,431	25,012
Beijing New Building Materials, Cl A	1,800	14,293
Beijing Originwater Technology, Cl A	3,300	3,704
Beijing-Shanghai High Speed Railway, Cl A	12,000	10,041
China Aerospace Times Electronics, Cl A	2,800	2,895
China Avionics Systems, Cl A	1,600	4,550
China Communications Services, Cl H	41,900	18,751
China Conch Venture Holdings	27,860	132,763
China Eastern Airlines, Cl A	9,600	6,841
China Everbright Environment Group	64,250	36,211
China Gezhouba Group, Cl A	4,600	4,634
China Lesso Group Holdings	19,000	31,610
China Merchants Holdings International	24,931	34,789
China National Chemical Engineering, Cl A	5,100	4,378
China Railway Group, Cl A	21,500	17,656
China Railway Group, Cl H	65,998	30,046
China Shipbuilding Industry, Cl A *	24,100	15,264
China Southern Airlines, Cl A *	9,600	8,688
China Southern Airlines, Cl H *	30,700	17,144
China State Construction Engineering, Cl A	43,700	32,631

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China State Construction International Holdings	35,010	$20,183
CITIC	100,100	78,233
Contemporary Amperex Technology, Cl A	2,376	130,613
COSCO SHIPPING Holdings, Cl A *	10,100	19,458
COSCO SHIPPING Holdings, Cl H *	45,132	45,691
COSCO SHIPPING Ports	31,530	22,406
Country Garden Services Holdings	25,200	205,887
Daqin Railway, Cl A	15,800	15,624
Dongfang Electric, Cl A	2,900	5,619
East Group, Cl A	2,300	2,389
Eve Energy, Cl A	2,000	33,066
Fangda Carbon New Material, Cl A *	3,763	4,422
Fosun International	43,800	66,656
Gotion High-Tech, Cl A *	1,300	7,384
Greentown Service Group	25,100	28,325
Guangdong Kinlong Hardware Products, Cl A	300	8,028
Guangzhou Baiyun International Airport, Cl A	2,400	5,138
Haitian International Holdings	11,126	40,249
Hebei Construction Group, Cl H	7,600	3,176
Hefei Meiya Optoelectronic Technology, Cl A	700	4,879
Hongfa Technology, Cl A	800	6,878
Inner Mongolia First Machinery Group, Cl A	1,800	2,982
Jiangsu Expressway, Cl H	22,019	25,558
Jiangsu Hengli Hydraulic, Cl A	1,432	26,047
Jiangsu Zhongtian Technology, Cl A	3,200	5,216
Metallurgical Corp of China, Cl A	18,400	8,055
NARI Technology, Cl A	4,900	22,379
Power Construction Corp of China, Cl A	15,600	9,154
Sany Heavy Industry, Cl A	8,800	55,273
SF Holding, Cl A	3,900	59,932
Shanghai Construction Group, Cl A	9,200	4,142
Shanghai Electric Group, Cl A *	8,400	7,003

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai International Airport, Cl A	1,000	$12,264
Shanghai International Port Group, Cl A	9,300	6,367
Shanghai M&G Stationery, Cl A	1,000	14,606
Shenzhen Airport, Cl A	2,100	2,552
Shenzhen Inovance Technology, Cl A	1,800	26,588
Shenzhen International Holdings	18,906	31,161
Siasun Robot & Automation, Cl A *	1,600	2,953
Sinotrans, Cl A	4,600	2,742
Sinotruk Hong Kong	12,000	37,452
Spring Airlines, Cl A	1,000	9,158
STO Express, Cl A	1,400	1,976
Sungrow Power Supply, Cl A	1,500	24,404
Sunwoda Electronic, Cl A	1,600	6,726
Suzhou Gold Mantis Construction Decoration, Cl A	2,600	3,213
TBEA, Cl A	4,000	7,917
Topsec Technologies Group, Cl A *	1,200	3,869
Weichai Power, Cl A	6,300	20,675
Weichai Power, Cl H	33,596	99,222
XCMG Construction Machinery, Cl A	8,100	6,740
Xiamen C & D, Cl A	2,800	3,360
Xinjiang Goldwind Science & Technology, Cl A	3,547	7,979
Xinjiang Goldwind Science & Technology, Cl H	12,971	27,067
Yantai Eddie Precision Machinery, Cl A	600	7,083
YTO Express Group, Cl A	3,300	5,845
Yunda Holding, Cl A	3,040	7,990
Zhejiang Chint Electrics, Cl A	2,300	13,207
Zhejiang Dingli Machinery, Cl A	490	8,839
Zhejiang Expressway, Cl H	25,240	20,410
Zhejiang Sanhua Intelligent Controls, Cl A	3,840	13,693
Zhejiang Weixing New Building Materials, Cl A	1,600	5,276

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhengzhou Yutong Bus, Cl A	2,300	$4,977
Zhuzhou CRRC Times Electric, Cl H	9,523	47,898
Zoomlion Heavy Industry Science and Technology	23,000	31,502
Zoomlion Heavy Industry Science and Technology, Cl A	6,900	13,325
ZTO Express Cayman ADR	6,342	209,793
TOTAL CHINA		2,375,232
SINGAPORE— 1.3%
Industrials — 1.3%
BOC Aviation	3,620	29,576
TOTAL COMMON STOCK
(Cost $1,978,471)		2,404,808
TOTAL INVESTMENTS — 99.9%
(Cost $1,978,471)		$2,404,808

Percentages are based on Net Assets of $2,408,360.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 99.9%
Consumer Discretionary — 99.9%
Alibaba Group Holding ADR *	196,096	$49,775,048
ANTA Sports Products	1,077,796	17,833,880
Baozun ADR * (A)	119,068	4,880,597
Bosideng International Holdings	6,671,500	2,959,815
Brilliance China Automotive Holdings	6,222,700	4,895,435
BYD, Cl A	212,479	8,147,340
BYD, Cl H (A)	617,240	18,898,067
Changzhou Xingyu Automotive Lighting Systems, Cl A	34,210	1,137,297
China East Education Holdings (A)	1,134,600	2,563,654
China Education Group Holdings	1,555,500	3,269,943
China Meidong Auto Holdings	1,158,200	3,898,582
China Tourism Group Duty Free, Cl A	209,470	9,560,311
China Yuhua Education	2,432,700	2,133,438
Chongqing Changan Automobile, Cl A *	556,483	1,489,334
Dongfeng Motor Group, Cl H	5,145,346	5,089,704
FAW Jiefang Group, Cl A *	381,500	644,357
Fuyao Glass Industry Group, Cl A	250,251	2,292,085
Fuyao Glass Industry Group, Cl H	1,044,200	7,272,104
Geely Automobile Holdings	5,574,700	20,382,487
GOME Retail Holdings * (A)	20,056,900	3,233,378
Great Wall Motor, Cl A	276,300	1,798,064
Great Wall Motor, Cl H	4,565,697	14,308,561
GSX Techedu ADR * (A)	135,862	14,266,869
Guangdong Xinbao Electrical Appliances Holdings, Cl A	83,300	638,815
Guangzhou Automobile Group, Cl H	5,293,323	4,826,479
Haidilao International Holding	1,398,300	11,784,972
Haier Smart Home, Cl A	781,519	3,864,131
Haier Smart Home, Cl H * (A)	1,968,560	8,149,600
Hangzhou Robam Appliances, Cl A	118,432	708,020
Huayu Automotive Systems, Cl A	393,180	1,824,401

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Huazhu Group ADR	230,646	$11,186,331
Jason Furniture Hangzhou, Cl A	77,900	889,937
JD Health International * (A)	377,400	7,427,438
JD.com ADR *	494,374	43,846,030
Joyoung, Cl A *	94,700	414,427
Koolearn Technology Holding * (A)	514,200	1,817,043
Kuang-Chi Technologies, Cl A *	266,900	947,998
Li Ning	2,310,700	14,468,230
Liaoning Cheng Da, Cl A	174,400	608,348
Meituan, Cl B *	1,421,900	65,246,558
Minth Group	1,177,800	5,400,000
NavInfo, Cl A	241,600	562,589
New Oriental Education & Technology Group ADR *	121,344	20,325,120
Ningbo Joyson Electronic, Cl A	168,900	699,025
Ningbo Tuopu Group, Cl A	130,535	883,520
NIO ADR *	818,291	46,642,587
Offcn Education Technology, Cl A	204,002	1,255,684
Oppein Home Group, Cl A	47,666	1,106,989
Pinduoduo ADR *	225,268	37,329,160
SAIC Motor, Cl A	966,800	3,292,882
Shandong Linglong Tyre, Cl A	156,302	1,042,393
Shanghai Jinjiang International Hotels, Cl A	99,256	799,854
Shanghai Yuyuan Tourist Mart Group, Cl A	399,028	647,945
Shenzhen MTC, Cl A *	557,800	577,573
Shenzhen Overseas Chinese Town, Cl A	1,019,500	1,041,396
Shenzhou International Group Holdings	839,362	16,464,977
Songcheng Performance Development, Cl A	325,080	829,145
Suning.com, Cl A	1,159,100	1,189,393
Suofeiya Home Collection, Cl A	45,700	224,965
TAL Education Group ADR *	284,412	21,865,595
TCL Technology Group, Cl A	1,684,305	2,246,036
Tongcheng-Elong Holdings *	1,782,600	3,190,994

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Topsports International Holdings	2,566,700	$4,170,885
Trip.com Group ADR *	458,674	14,599,593
Vipshop Holdings ADR *	524,039	14,369,149
Wangfujing Group, Cl A (B)(C)(D)	87,700	434,984
Weifu High-Technology Group, Cl A	93,000	330,470
Wuchan Zhongda Group, Cl A	535,700	355,101
Xiamen Intretech, Cl A	57,000	611,266
XPeng ADR * (A)	248,715	11,983,089
Yadea Group Holdings	2,169,900	5,652,931
Yum China Holdings	331,855	18,819,497
Zhejiang Semir Garment, Cl A	241,387	322,641
Zhejiang Supor, Cl A	62,126	767,696
Zhongsheng Group Holdings	999,200	5,869,801
TOTAL CHINA		625,284,033
TOTAL COMMON STOCK
(Cost $469,218,936)		625,284,033

SHORT-TERM INVESTMENT(E)(F) — 5.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $32,988,934)	32,988,934	32,988,934
TOTAL INVESTMENTS — 105.2%
(Cost $502,207,870)		$658,272,967

Percentages are based on Net Assets of $625,787,558.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $30,377,425.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2021 was $434,984 and represented 0.1% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $434,984 and represents 0.1% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $32,988,934.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Consumer Discretionary ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$624,849,049	$—	$434,984	$625,284,033
Short-Term Investment	32,988,934	—	—	32,988,934
Total Investments in Securities	$657,837,983	$—	$434,984	$658,272,967

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 99.1%
Consumer Staples — 99.1%
Angel Yeast, Cl A	10,154	$82,961
Anhui Gujing Distillery, Cl A	4,376	165,756
Anhui Gujing Distillery, Cl B	18,600	279,461
Anhui Kouzi Distillery, Cl A	6,800	67,486
Beijing Dabeinong Technology Group, Cl A	101,200	145,634
Beijing Shunxin Agriculture, Cl A	8,630	88,555
Beijing Yanjing Brewery, Cl A	34,200	34,828
By-health, Cl A	18,200	62,780
C&S Paper, Cl A	14,000	50,987
Chacha Food, Cl A	5,300	51,267
China Feihe	198,900	595,121
China Mengniu Dairy	334,600	1,995,815
China Resources Beer Holdings	247,700	2,188,262
Chongqing Brewery, Cl A	5,772	120,392
Chongqing Fuling Zhacai Group, Cl A	9,300	64,780
Dali Foods Group	479,900	289,035
DaShenLin Pharmaceutical Group, Cl A	4,200	64,614
Foshan Haitian Flavouring & Food, Cl A	30,693	939,375
Fu Jian Anjoy Foods, Cl A	1,200	45,976
Fujian Sunner Development, Cl A	12,600	56,040
Guangdong Haid Group, Cl A	18,091	184,824
Heilongjiang Agriculture, Cl A	21,400	54,383
Henan Shuanghui Investment & Development, Cl A	41,240	300,834
Hengan International Group	116,800	838,282
Inner Mongolia Yili Industrial Group, Cl A	77,229	529,914
Jiangsu King's Luck Brewery JSC, Cl A	14,300	123,805
Jiangsu Yanghe Brewery Joint-Stock, Cl A	18,544	587,297
Jiangxi Zhengbang Technology, Cl A	28,700	77,256
JiuGui Liquor, Cl A	1,900	52,260
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	9,200	95,990

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Juewei Food, Cl A	7,500	$104,973
Kweichow Moutai, Cl A	6,916	2,272,012
Laobaixing Pharmacy Chain JSC, Cl A	4,960	55,593
Luzhou Laojiao, Cl A	17,847	713,974
Muyuan Foods, Cl A	43,360	598,403
New Hope Liuhe, Cl A	62,200	204,223
Proya Cosmetics, Cl A	2,100	60,637
Qianhe Condiment and Food, Cl A	5,700	40,739
Sanquan Food, Cl A	7,500	33,532
Shanghai Bairun Investment Holding Group, Cl A	2,700	50,004
Shanghai Jahwa United, Cl A	8,000	49,205
Shanxi Xinghuacun Fen Wine Factory, Cl A	11,149	648,034
Sichuan Swellfun, Cl A	6,068	84,685
Smoore International Holdings *	71,000	702,780
Sun Art Retail Group	357,100	370,740
Tingyi Cayman Islands Holding	339,700	676,434
Toly Bread, Cl A	6,500	56,295
Tongwei, Cl A	64,700	462,024
Tsingtao Brewery, Cl A	8,000	110,270
Tsingtao Brewery, Cl H	86,600	835,974
Uni-President China Holdings	295,100	357,369
Want Want China Holdings	959,700	690,641
Wens Foodstuffs Group	81,444	214,431
Wuliangye Yibin, Cl A	40,698	1,839,408
Yifeng Pharmacy Chain, Cl A	6,362	100,245
Yihai International Holding	83,640	1,377,487
Yonghui Superstores, Cl A	154,600	163,680
Yuan Longping High-tech Agriculture, Cl A *	15,600	43,543
TOTAL CHINA		23,151,305

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 0.9%
Consumer Staples — 0.9%
Vinda International Holdings	61,900	$209,158
TOTAL COMMON STOCK
(Cost $16,220,615)		23,360,463
TOTAL INVESTMENTS — 100.0%
(Cost $16,220,615)		$23,360,463

Percentages are based on Net Assets of $23,364,189.

*	Non-income producing security.

Cl — Class

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 93.1%
Health Care — 93.1%
3SBio *	123,700	$115,343
Aier Eye Hospital Group, Cl A	20,699	252,984
AK Medical Holdings	25,200	45,435
Alibaba Health Information Technology *	292,200	915,733
Apeloa Pharmaceutical, Cl A	4,000	13,978
Asymchem Laboratories Tianjin, Cl A	1,113	50,708
Autobio Diagnostics, Cl A	1,340	27,521
BeiGene ADR *	2,965	948,799
Beijing Tiantan Biological Products, Cl A	6,000	35,860
Betta Pharmaceuticals, Cl A	1,820	36,450
BGI Genomics, Cl A	1,733	37,395
CanSino Biologics, Cl H *	5,160	167,966
Changchun High & New Technology Industry Group, Cl A	1,928	136,069
Chengdu Kanghong Pharmaceutical Group, Cl A	3,100	19,567
China Medical System Holdings	123,800	177,864
China National Accord Medicines, Cl A	1,900	11,326
China National Medicines, Cl A	3,100	19,062
China Resources Pharmaceutical Group	170,300	89,610
China Resources Sanjiu Medical & Pharmaceutical, Cl A	4,900	18,872
China Traditional Chinese Medicine Holdings (A)(B)(C)	266,200	157,958
Chongqing Zhifei Biological Products, Cl A	7,233	177,388
CSPC Pharmaceutical Group	654,408	668,431
Da An Gene of Sun Yat-Sen University, Cl A	3,200	17,660
Dong-E-E-Jiao, Cl E	6,100	31,013
Genscript Biotech	94,400	120,529
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	12,359	53,261
Guangzhou Kingmed Diagnostics Group, Cl A	2,100	51,010

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Guangzhou Wondfo Biotech, Cl A	900	$12,155
Hangzhou Tigermed Consulting, Cl A	3,416	88,767
Hangzhou Tigermed Consulting, Cl H *	5,890	129,592
Hansoh Pharmaceutical Group *	89,700	490,502
Huadong Medicine, Cl A	14,311	58,585
Hualan Biological Engineering, Cl A	9,670	69,039
Hubei Jumpcan Pharmaceutical, Cl A	3,200	9,215
Humanwell Healthcare Group, Cl A	1,800	7,617
Innovent Biologics *	72,800	831,855
Intco Medical Technology, Cl A	600	21,812
Jafron Biomedical, Cl A	4,000	48,901
Jiangsu Hengrui Medicine, Cl A	24,627	396,684
Jiangsu Yuyue Medical Equipment & Supply, Cl A	4,100	17,681
Jilin Aodong Pharmaceutical Group, Cl A	5,000	11,961
Jinxin Fertility Group	64,000	129,257
Jinyu Bio-Technology, Cl A	5,100	18,028
Joincare Pharmaceutical Group Industry, Cl A	8,100	15,429
Jointown Pharmaceutical Group, Cl A *	16,870	49,523
Lepu Medical Technology Beijing, Cl A	9,501	39,676
Livzon Pharmaceutical Group, Cl A	2,500	13,789
Luye Pharma Group	164,900	82,728
Maccura Biotechnology, Cl A	1,400	9,856
Meinian Onehealth Healthcare Holdings, Cl A *	34,720	76,483
Microport Scientific	38,900	272,165
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	3,320	16,493
Ovctek China, Cl A	2,632	45,002
Pharmaron Beijing, Cl H	5,500	105,831
Ping An Healthcare and Technology *	38,200	474,676
Shandong Buchang Pharmaceuticals, Cl A	10,387	35,797
Shandong Pharmaceutical Glass	1,500	8,783

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shandong Weigao Group Medical Polymer, Cl H	187,300	$350,259
Shanghai Fosun Pharmaceutical Group, Cl A	10,674	75,345
Shanghai Fosun Pharmaceutical Group, Cl H	44,300	199,965
Shanghai Pharmaceuticals Holding, Cl A	9,900	27,756
Shanghai Pharmaceuticals Holding, Cl H	74,400	128,768
Shanghai RAAS Blood Products, Cl A	14,100	15,826
Shenzhen Hepalink Pharmaceutical Group, Cl A	5,000	14,430
Shenzhen Kangtai Biological Products, Cl A	3,443	79,051
Shenzhen Mindray Bio-Medical Electronics, Cl A	4,861	338,365
Shenzhen Salubris Pharmaceuticals, Cl A	8,100	43,960
Shijiazhuang Yiling Pharmaceutical, Cl A	6,391	24,268
Sichuan Kelun Pharmaceutical, Cl A	13,300	39,332
Sinopharm Group, Cl H	106,600	260,387
Tianjin Chase Sun Pharmaceutical, Cl A	13,700	8,656
Tonghua Dongbao Pharmaceutical, Cl A	19,205	33,332
Topchoice Medical, Cl A *	1,580	74,552
Walvax Biotechnology, Cl A	8,100	49,795
Winning Health Technology Group, Cl A	10,070	23,809
WuXi AppTec, Cl A	11,020	284,565
WuXi AppTec, Cl H	21,240	506,768
Wuxi Biologics Cayman *	106,680	1,501,032
Yifan Pharmaceutical, Cl A	6,000	16,989
Yunnan Baiyao Group, Cl A	7,610	157,087
Zai Lab ADR *	5,053	808,834
Zhangzhou Pientzehuang Pharmaceutical, Cl A	3,526	163,419
Zhejiang Huahai Pharmaceutical, Cl A	6,910	26,292
Zhejiang NHU, Cl A	11,100	64,015
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	2,323	33,538
TOTAL CHINA		13,336,069

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 6.8%
Health Care — 6.8%
Hutchison China MediTech ADR *	6,059	$193,343
Sino Biopharmaceutical	752,700	701,849
SSY Group	159,100	83,922
TOTAL HONG KONG		979,114
TOTAL COMMON STOCK
(Cost $10,918,847)		14,315,183
TOTAL INVESTMENTS — 99.9%
(Cost $10,918,847)		$14,315,183

Percentages are based on Net Assets of $14,325,323.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2021 was $157,958 and represented 1.1% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $157,958 and represents 1.1% of net assets.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,157,225	$—	$157,958	$14,315,183
Total Investments in Securities	$14,157,225	$—	$157,958	$14,315,183

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Health Care ETF

Investments in Common Stock
Beginning Balance as of October 31, 2020	$-
Transfers out of Level 3	-
Transfers into Level 3	157,958
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of January 31, 2021	$157,958

For the period ended January 31, 2021, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 99.9%
Financials — 99.9%
Agricultural Bank of China, Cl A	648,700	$317,218
Agricultural Bank of China, Cl H	4,299,188	1,552,484
Avic Capital, Cl A	142,100	90,665
Bank of Beijing, Cl A	217,400	159,633
Bank of Chengdu, Cl A	65,900	106,600
Bank of China Ltd., Cl A	348,900	171,697
Bank of China Ltd., Cl H	10,921,734	3,704,503
Bank of Communications, Cl A	350,100	242,398
Bank of Communications, Cl H	1,660,371	899,367
Bank of Hangzhou, Cl A	82,445	188,141
Bank of Jiangsu, Cl A	176,030	150,844
Bank of Nanjing, Cl A	111,484	138,454
Bank of Ningbo, Cl A	55,600	332,134
Bank of Shanghai, Cl A	142,398	179,057
Caitong Securities, Cl A	55,100	93,749
Changjiang Securities, Cl A	87,800	105,360
China Bohai Bank, Cl H *	353,700	191,131
China Cinda Asset Management, Cl H	2,557,400	484,840
China CITIC Bank Corp Ltd., Cl H	1,770,922	785,671
China Construction Bank, Cl A	16,200	17,001
China Construction Bank, Cl H	6,022,226	4,566,852
China Everbright	306,300	394,635
China Everbright Bank, Cl A	377,600	237,405
China Everbright Bank, Cl H	1,122,800	461,929
China Galaxy Securities, Cl A	61,000	101,609
China Galaxy Securities, Cl H	912,400	547,168
China Great Wall Securities, Cl A	39,600	72,172
China Huarong Asset Management, Cl H	3,139,900	364,452
China International Capital, Cl H *	287,000	751,382
China Life Insurance, Cl A	23,202	130,208
China Life Insurance, Cl H	947,240	2,010,817
China Merchants Bank, Cl A	163,229	1,294,855

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Merchants Bank, Cl H	545,734	$4,191,268
China Merchants Securities, Cl A	76,930	308,597
China Minsheng Banking, Cl A	316,100	250,754
China Minsheng Banking, Cl H	1,220,526	698,896
China Pacific Insurance Group, Cl A	56,400	303,729
China Pacific Insurance Group, Cl H	435,712	1,803,795
China Taiping Insurance Holdings	362,630	642,589
China Zheshang Bank, Cl A	122,700	75,049
Chongqing Rural Commercial Bank, Cl A	78,600	50,638
Chongqing Rural Commercial Bank, Cl H	980,400	422,311
CITIC Securities, Cl A	86,600	381,131
CITIC Securities, Cl H	402,596	885,791
CSC Financial, Cl A	28,300	175,995
Dongxing Securities, Cl A	47,000	81,572
East Money Information, Cl A	77,740	424,805
Everbright Securities, Cl A	57,357	146,472
Far East Horizon	530,400	547,238
First Capital Securities, Cl A	99,300	124,402
Founder Securities, Cl A *	101,200	152,547
GF Securities Ltd., Cl A	63,500	156,442
GF Securities Ltd., Cl H	363,100	531,033
Guangzhou Yuexiu Financial Holdings Group, Cl A	23,100	51,854
Guolian Securities, Cl A *	21,600	54,724
Guosen Securities, Cl A	59,045	116,960
Guotai Junan Securities, Cl A	74,344	189,044
Guoyuan Securities, Cl A	75,820	94,986
Haitong Securities Ltd., Cl A	100,900	192,037
Haitong Securities Ltd., Cl H	660,900	588,974
Hithink RoyalFlush Information Network, Cl A	7,520	138,676
Huaan Securities Ltd., Cl A	74,700	78,044
Huatai Securities Ltd., Cl A	69,800	188,433

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Huatai Securities Ltd., Cl H	354,300	$564,771
Huaxi Securities, Cl A	54,200	85,150
Huaxia Bank, Cl A	141,800	134,279
Hubei Biocause Pharmaceutical, Cl A	122,100	75,250
Industrial & Commercial Bank of China, Cl A	224,400	177,314
Industrial & Commercial Bank of China, Cl H	7,457,937	4,761,091
Industrial Bank, Cl A	183,600	658,397
Industrial Securities, Cl A	93,700	120,004
Jiangsu Changshu Rural Commercial Bank, Cl A	61,900	66,689
Lufax Holding ADR * (A)	23,172	369,361
Nanjing Securities, Cl A	51,200	84,252
New China Life Insurance C, Cl A	21,617	162,187
New China Life Insurance C, Cl H	173,111	646,332
Noah Holdings ADR *	11,409	543,068
Northeast Securities, Cl A	53,600	73,723
Oceanwide Holdings, Cl A	71,400	32,476
Orient Securities, Cl A	75,200	118,608
Pacific Securities, Cl A *	139,300	70,713
People's Insurance Group of China, Cl A	89,400	83,687
People's Insurance Group of China, Cl H	1,942,800	598,837
PICC Property & Casualty, Cl H	1,178,863	860,523
Ping An Bank, Cl A	5,700	20,432
Ping An Insurance Group of China, Cl A	1,600	19,642
Ping An Insurance Group of China, Cl H	405,114	4,770,134
Postal Savings Bank of China, Cl A	117,900	100,299
Postal Savings Bank of China, Cl H	1,569,800	1,121,597
Qingdao Rural Commercial Bank, Cl A	108,800	76,512
SDIC Capital, Cl A	47,100	93,810
Sealand Securities, Cl A	108,310	86,928
Shanghai Pudong Development Bank, Cl A	258,714	400,020
Shanxi Securities, Cl A	76,540	92,680
Shenwan Hongyuan Group, Cl A	234,900	170,660

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Sinolink Securities, Cl A	57,100	$126,137
SooChow Securities, Cl A	72,080	97,910
Southwest Securities, Cl A	131,700	100,999
Tianfeng Securities, Cl A	100,600	82,771
Western Securities, Cl A	74,100	113,882
Zheshang Securities, Cl A	49,000	100,713
ZhongAn Online P&C Insurance, Cl H * (A)	96,000	591,809
TOTAL CHINA		53,346,864
TOTAL COMMON STOCK
(Cost $55,117,725)		53,346,864

SHORT-TERM INVESTMENT(B)(C) — 1.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $731,590)	731,590	731,590
TOTAL INVESTMENTS — 101.3%
(Cost $55,849,315)		$54,078,454

Percentages are based on Net Assets of $53,382,787.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $720,878.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $731,590.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 95.3%
Information Technology — 95.3%
360 Security Technology, Cl A	52,959	$133,761
AAC Technologies Holdings	181,700	987,722
Accelink Technologies, Cl A	6,300	25,311
Addsino, Cl A	17,100	65,940
AVIC Jonhon Optronic Technology, Cl A	12,400	133,786
Beijing BDStar Navigation, Cl A *	4,500	31,632
Beijing E-Hualu Information Technology, Cl A	5,740	24,451
Beijing Shiji Information Technology, Cl A	20,800	108,010
Beijing Sinnet Technology, Cl A	14,700	37,425
Beijing Thunisoft, Cl A	6,800	20,690
BOE Technology Group, Cl A	515,100	494,177
BYD Electronic International	180,500	1,250,068
Chaozhou Three-Circle Group, Cl A	33,789	204,938
China Greatwall Technology Group, Cl A	32,000	86,040
China National Software & Service, Cl A	5,600	54,377
China TransInfo Technology, Cl A	15,400	42,554
DHC Software, Cl A	70,200	80,971
Fiberhome Telecommunication Technologies, Cl A	11,300	35,189
Foxconn Industrial Internet, Cl A	68,350	151,626
GCL System Integration Technology, Cl A *	83,100	52,118
GDS Holdings ADR *	18,781	1,944,961
Gigadevice Semiconductor Beijing, Cl A	5,424	153,248
GoerTek, Cl A	73,700	379,847
GRG Banking Equipment, Cl A	25,500	35,707
Guangzhou Haige Communications Group, Cl A	50,800	73,263
Guangzhou Shiyuan Electronic Technology, Cl A	7,700	163,045
Hangzhou First Applied Material, Cl A	7,000	108,244
Hangzhou Silan Microelectronics, Cl A	12,700	44,241
Hengtong Optic-electric, Cl A	53,600	102,430

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hua Hong Semiconductor *	139,700	$842,288
Huagong Tech, Cl A	9,600	33,964
Hundsun Technologies, Cl A	23,981	361,596
Iflytek	41,550	301,547
Ingenic Semiconductor, Cl A *	3,900	41,230
Inspur Electronic Information Industry, Cl A	15,252	61,442
JA Solar Technology, Cl A *	11,200	62,088
Kingboard Holdings	192,400	787,828
Kingdee International Software Group	541,900	2,187,491
Kingsoft	202,600	1,567,738
Kingsoft Cloud Holdings ADR *	10,550	530,349
Lakala Payment, Cl A	7,700	34,306
Lenovo Group	1,730,800	2,037,982
Lens Technology, Cl A	77,400	401,320
Leyard Optoelectronic, Cl A	26,900	26,350
Lingyi iTech Guangdong, Cl A	66,497	106,430
LONGi Green Energy Technology, Cl A	65,855	1,099,517
Luxshare Precision Industry, Cl A	105,852	872,562
Maxscend Microelectronics, Cl A	1,655	162,375
NAURA Technology Group, Cl A	5,608	174,465
Ninestar, Cl A	23,670	98,881
OFILM Group, Cl A	63,300	101,018
Sanan Optoelectronics, Cl A	92,200	423,238
Sangfor Technologies, Cl A	4,610	212,764
SG Micro, Cl A	1,600	75,384
Shanghai Baosight Software, Cl A	9,400	97,157
Shengyi Technology, Cl A	25,600	101,380
Shennan Circuits, Cl A	5,482	91,349
Shenzhen Goodix Technology, Cl A	5,150	111,520
Shenzhen Kaifa Technology, Cl A	14,100	45,266
Shenzhen SC New Energy Technology, Cl A	3,300	68,309
Shenzhen Sunway Communication, Cl A	9,800	48,866
Sunny Optical Technology Group	143,670	3,783,593

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Suzhou Dongshan Precision Manufacturing, Cl A	34,000	$115,169
Thunder Software Technology, Cl A	4,600	105,123
Tianjin 712 Communication & Broadcasting, Cl A	7,600	48,868
Tianjin Zhonghuan Semiconductor, Cl A	34,000	143,882
Tianma Microelectronics, Cl A	57,300	142,680
Tianshui Huatian Technology, Cl A	27,600	60,799
TongFu Microelectronics, Cl A *	12,900	54,971
Travelsky Technology, Cl H	271,500	606,457
Unigroup Guoxin Microelectronics, Cl A	6,700	125,707
Unisplendour, Cl A	32,113	102,596
Universal Scientific Industrial Shanghai, Cl A	14,100	36,292
Venustech Group, Cl A	8,100	41,634
Visionox Technology, Cl A *	13,100	19,340
Wangsu Science & Technology, Cl A	51,500	48,049
Will Semiconductor, Cl A	9,919	445,887
Wingtech Technology, Cl A	14,440	236,226
Wuhan Guide Infrared, Cl A	17,570	116,276
Wuhu Token Science, Cl A	22,800	26,688
WUS Printed Circuit Kunshan, Cl A	17,100	45,553
Wuxi Lead Intelligent Equipment, Cl A	18,070	251,064
Wuxi Taiji Industry, Cl A	19,200	24,262
Xiaomi, Cl B *	1,124,100	4,233,216
Xinyi Solar Holdings	928,600	2,035,919
Yealink Network Technology, Cl A	8,400	104,634
Yonyou Network Technology, Cl A	53,156	355,575
Zhejiang Dahua Technology, Cl A	69,693	263,770
Zhejiang Jingsheng Mechanical & Electrical, Cl A	14,300	89,108
Zhongji Innolight, Cl A	7,200	57,898
ZTE, Cl A	60,731	303,483
ZTE, Cl H	205,900	586,856

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$34,805,347
HONG KONG— 4.6%
Information Technology — 4.6%
China Youzan Ltd.	2,685,900	1,160,426
Kingboard Laminates Holdings	346,100	559,734
TOTAL HONG KONG		1,720,160
TOTAL COMMON STOCK
(Cost $27,794,543)		36,525,507
TOTAL INVESTMENTS — 99.9%
(Cost $27,794,543)		$36,525,507

Percentages are based on Net Assets of $36,555,365.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 97.9%
Communication Services — 97.9%
Autohome ADR	6,390	$704,370
Baidu ADR *	11,274	2,649,615
Beijing Enlight Media, Cl A	191,000	388,425
Beijing Kunlun Tech, Cl A	102,500	381,572
Bilibili ADR *	10,496	1,195,389
China Film, Cl A	152,281	292,900
China Literature *	600	5,726
China South Publishing & Media Group, Cl A	175,772	256,496
China Tower, Cl H	3,381,700	488,467
DouYu International Holdings ADR *	27,705	363,767
Focus Media Information Technology, Cl A	339,100	571,690
G-bits Network Technology Xiamen, Cl A	5,564	296,276
Giant Network Group, Cl A	127,400	341,756
HUYA ADR * (A)	17,945	464,596
iQIYI ADR *	27,165	593,555
JOYY ADR	6,391	588,228
Leo Group, Cl A	658,200	321,863
Mango Excellent Media, Cl A	46,320	582,447
Momo ADR	26,804	409,565
NanJi E-Commerce, Cl A	138,800	210,517
NetEase ADR	17,591	2,022,789
Oriental Pearl Group, Cl A	253,600	343,296
Perfect World, Cl A	89,310	378,223
SINA * (A)	11,696	489,127
Tencent Holdings	21,315	1,873,414
Tencent Music Entertainment Group ADR *	217	5,772
Weibo ADR *	9,767	445,180
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	88,751	445,295
Zhejiang Century Huatong Group, Cl A *	289,520	279,109
		17,389,425

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
National Agricultural Holdings *(B)(C)(D)	204,200	$2
TOTAL CHINA		17,389,427
HONG KONG— 2.1%
Communication Services — 2.1%
Alibaba Pictures Group *	2,869,300	362,648
TOTAL COMMON STOCK
(Cost $14,232,454)		17,752,075

SHORT-TERM INVESTMENT(E)(F) — 4.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $735,621)	735,621	735,621

TOTAL INVESTMENTS — 104.1%
(Cost $14,968,075)		$18,487,696

Percentages are based on Net Assets of $17,763,194.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $715,420.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2021 was $2 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $2 and represents 0.0% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $735,621.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Communication Services ETF

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$17,752,073	$—	$2	$17,752,075
Short-Term Investment	735,621	—	—	735,621
Total Investments in Securities	$18,487,694	$—	$2	$18,487,696

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 100.1%
CHINA— 100.1%
Utilities — 100.1%
Beijing Enterprises Holdings	20,400	$66,826
Beijing Enterprises Water Group	169,600	69,119
CGN Power, Cl H	310,400	66,853
China Gas Holdings	37,990	134,246
China Longyuan Power Group, Cl H	84,400	123,653
China National Nuclear Power, Cl A	73,100	58,442
China Power International Development	279,900	62,811
China Resources Gas Group	28,620	143,214
China Resources Power Holdings	62,650	66,336
China Yangtze Power, Cl A	45,000	137,479
ENN Energy Holdings	10,330	160,136
Guangdong Investment	78,460	137,819
Huadian Power International, Cl A	46,500	23,244
Huaneng Power International, Cl A	23,100	14,954
Huaneng Power International, Cl H	121,700	43,162
Kunlun Energy	84,460	72,218
Luenmei Quantum, Cl A	10,700	16,112
SDIC Power Holdings, Cl A	33,400	45,058
Shanghai Electric Power, Cl A	17,900	18,868
Shenergy, Cl A	33,900	26,892
Shenzhen Energy Group, Cl A	27,180	26,371
Sichuan Chuantou Energy, Cl A	27,200	46,237
TOTAL CHINA		1,560,050
TOTAL COMMON STOCK
(Cost $1,454,800)		$1,560,050

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Utilities ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 12.8%
United States Treasury Bill
0.034%, 02/18/21(A)
(Cost $199,997)	$200,000	$199,996
TOTAL INVESTMENTS — 112.9%
(Cost $1,654,797)		$1,760,046

Percentages are based on Net Assets of $1,558,884.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,560,050	$—	$—	$1,560,050
U.S. Treasury Obligation	—	199,996	—	199,996
Total Investments in Securities	$1,560,050	$199,996	$—	$1,760,046

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 96.4%
Real Estate — 96.4%
Agile Group Holdings	99,700	$124,467
China Aoyuan Group	101,800	89,933
China Evergrande Group	131,300	252,987
China Fortune Land Development, Cl A (A)(B)	18,720	27,463
China Jinmao Holdings Group	405,600	159,544
China Merchants Property Operation & Service, Cl A	4,100	12,329
China Merchants Shekou Industrial Zone Holdings, Cl A	31,600	57,984
China Overseas Land & Investment	248,400	559,984
China Overseas Property Holdings	82,100	50,824
China Resources Land	148,400	591,391
China Vanke, Cl A	12,200	52,632
China Vanke, Cl H	78,300	281,235
CIFI Holdings Group	240,400	198,115
Country Garden Holdings	502,100	606,753
Financial Street Holdings, Cl A	28,700	26,911
Gemdale, Cl A	28,600	48,084
Greenland Holdings Group, Cl A	49,400	41,335
Greentown China Holdings	56,000	73,667
Guangzhou R&F Properties	141,100	174,149
Hopson Development Holdings	43,000	110,025
Jiangsu Zhongnan Construction Group, Cl A	14,700	17,663
Jinke Properties Group, Cl A	40,300	43,480
Kaisa Group Holdings	214,000	99,081
KE Holdings ADR *	5,718	337,934
KWG Group Holdings	97,100	129,235
Logan Property Holdings	105,100	157,504
Longfor Group Holdings	108,800	615,291
Poly Developments and Holdings Group, Cl A	48,153	103,233
Poly Property Services	7,400	55,735
RiseSun Real Estate Development, Cl A	33,200	32,367

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Seazen Group	170,200	$156,067
Seazen Holdings, Cl A	10,900	71,492
Shanghai Lingang Holdings, Cl A	5,100	15,035
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	105,269	84,215
Shanghai Zhangjiang High-Tech Park Development, Cl A	9,400	25,187
Shenzhen Investment	286,900	95,093
Shimao Group Holdings	80,100	232,949
Sunac China Holdings	165,600	618,288
Xinhu Zhongbao, Cl A	81,800	38,350
Yango Group, Cl A	15,800	14,864
Youngor Group, Cl A	18,000	19,840
Yuexiu Property	605,100	118,619
Zhenro Properties Group	101,400	59,241
Zhongtian Financial Group, Cl A *	26,800	11,233
TOTAL CHINA		6,691,808
HONG KONG— 3.6%
Real Estate — 3.6%
Wharf Holdings	114,600	253,325
TOTAL COMMON STOCK
(Cost $7,749,133)		6,945,133
TOTAL INVESTMENTS — 100.0%
(Cost $7,749,133)		$6,945,133

Percentages are based on Net Assets of $6,946,094.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $27,463 and represents 0.4% of net assets.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Real Estate ETF

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$6,917,670	$—	$27,463	$6,945,133
Total Investments in Securities	$6,917,670	$—	$27,463	$6,945,133

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — 99.5%
CHINA— 99.5%
Communication Services — 15.9%
Baidu ADR *	1,633	$383,788
NetEase ADR	2,508	288,395
Tencent Holdings	11,383	1,000,472
		1,672,655
Consumer Discretionary — 36.9%
Alibaba Group Holding ADR *	3,385	859,214
ANTA Sports Products	7,000	115,826
BYD, Cl A	2,547	97,663
China Tourism Group Duty Free, Cl A	3,058	139,569
Geely Automobile Holdings	33,800	123,581
JD.com ADR *	4,391	389,438
Meituan, Cl B *	15,689	719,918
New Oriental Education & Technology Group ADR *	1,027	172,023
NIO ADR *	7,166	408,461
Pinduoduo ADR *	1,629	269,942
Shenzhou International Group Holdings	6,800	133,390
TAL Education Group ADR *	2,523	193,968
Trip.com Group ADR *	3,253	103,543
Yum China Holdings	2,824	160,149
		3,886,685
Consumer Staples — 12.7%
China Mengniu Dairy	24,700	147,330
Foshan Haitian Flavouring & Food, Cl A	5,240	160,373
Kweichow Moutai, Cl A	1,756	576,873
Luzhou Laojiao, Cl A	2,100	84,011
Muyuan Foods, Cl A	5,980	82,529
Wuliangye Yibin, Cl A	6,438	290,975
		1,342,091
Financials — 17.5%
Bank of China Ltd., Cl H	490,800	166,473
China Construction Bank, Cl H	478,500	362,861

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Life Insurance, Cl H	52,950	$112,403
China Merchants Bank, Cl H	26,950	206,978
CITIC Securities, Cl A	18,800	82,740
Industrial & Commercial Bank of China, Cl H	344,400	219,862
Industrial Bank, Cl A	36,333	130,292
Ping An Bank, Cl A	35,664	127,837
Ping An Insurance Group of China, Cl H	30,440	358,425
Shanghai Pudong Development Bank, Cl A	51,500	79,629
		1,847,500
Health Care — 4.6%
Jiangsu Hengrui Medicine, Cl A	9,296	149,737
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,827	127,174
Wuxi Biologics Cayman *	14,940	210,212
		487,123
Industrials — 3.6%
Contemporary Amperex Technology, Cl A	4,063	223,351
SF Holding, Cl A	5,300	81,446
ZTO Express Cayman ADR *	2,250	74,430
		379,227
Information Technology — 4.9%
Luxshare Precision Industry, Cl A	13,199	108,802
Sunny Optical Technology Group	5,710	150,375
Xiaomi, Cl B *	68,200	256,832
		516,009
Materials — 0.7%
Wanhua Chemical Group, Cl A	4,400	76,366
Real Estate — 1.6%
China Resources Land	23,500	93,651
China Vanke, Cl A	17,600	75,928
		169,579
Utilities — 1.1%
China Yangtze Power, Cl A	38,284	116,962

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI China Large-Cap 50 ETF

Value
COMMON STOCK — continued
TOTAL CHINA	$10,494,197
TOTAL COMMON STOCK
(Cost $8,388,322)	10,494,197
TOTAL INVESTMENTS — 99.5%
(Cost $8,388,322)	$10,494,197

Percentages are based on Net Assets of $10,545,931.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.9%
GREECE— 95.9%
Communication Services — 16.3%
Hellenic Telecommunications Organization	1,623,807	$23,673,244
Consumer Discretionary — 19.3%
FF Group *(A)(B)(C)	452,712	5,500
FF Group ADR *(A)(B)(C)	200,300	2,433
JUMBO	385,586	6,066,429
JUMBO ADR (D)	340,000	5,349,220
OPAP	673,100	8,275,652
OPAP ADR (D)	1,404,900	8,429,400
		28,128,634
Consumer Staples — 2.1%
Sarantis	285,569	3,146,737
Energy — 9.7%
GasLog (D)	557,165	2,284,377
Hellenic Petroleum	539,188	3,596,290
Motor Oil Hellas Corinth Refineries	292,386	4,120,564
Motor Oil Hellas Corinth Refineries ADR	368,300	2,595,189
Tsakos Energy Navigation (D)	176,003	1,467,865
		14,064,285
Financials — 21.3%
Alpha Bank AE *	7,563,377	6,937,529
Eurobank Ergasias Services and Holdings *	15,194,631	10,141,938
Hellenic Exchanges - Athens Stock Exchange	572,967	2,432,870
National Bank of Greece *	3,620,924	8,582,598
Piraeus Financial Holdings *	2,590,905	2,832,932
		30,927,867
Industrials — 10.5%
Aegean Airlines *	323,389	1,610,836
Ellaktor *	1,401,378	2,383,556
GEK Terna Holding Real Estate Construction *	487,655	4,247,897
Mytilineos ADR	426,200	6,244,555
Mytilineos	57,006	835,238
		15,322,082

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.2%
LAMDA Development *	599,232	$4,630,141
Utilities — 13.5%
Athens Water Supply & Sewage	382,076	3,040,417
Holding ADMIE IPTO	1,052,861	3,057,110
Public Power * (D)	840,461	7,213,929
Terna Energy	373,099	6,373,112
		19,684,568
TOTAL GREECE		139,577,558
UNITED STATES— 4.0%
Materials — 4.0%
Titan Cement International	336,925	5,878,003
TOTAL COMMON STOCK
(Cost $185,563,447)		145,455,561
SHORT-TERM INVESTMENT(E)(F) — 4.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $5,783,281)	5,783,281	5,783,281
TOTAL INVESTMENTS — 103.9%
(Cost $191,346,728)		$151,238,842

Percentages are based on Net Assets of $145,518,723.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2021 was $7,933 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $7,933 and represents 0.0% of net assets.
(D)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $5,718,896.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $5,783,281.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Greece ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$145,447,628	$—	$7,933	$145,455,561
Short-Term Investment	5,783,281	—	—	5,783,281
Total Investments in Securities	$151,230,909	$—	$7,933	$151,238,842

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL— 4.9%
Materials — 4.9%
Yara International	41,712	$1,953,204
FAROE ISLANDS— 2.3%
Consumer Staples — 2.3%
Bakkafrost P/F *	13,256	938,449
FRANCE— 2.3%
Communication Services — 2.3%
Adevinta, Cl B *	61,572	920,022
NORWAY— 88.2%
Communication Services — 11.0%
Schibsted, Cl A *	14,187	537,095
Schibsted, Cl B *	25,842	837,536
Telenor	179,969	2,988,980
		4,363,611
Consumer Discretionary — 0.7%
Europris	44,199	245,362
XXL *	20,083	49,122
		294,484
Consumer Staples — 15.2%
Austevoll Seafood	27,126	271,801
Grieg Seafood *	13,597	127,338
Leroy Seafood Group	81,783	573,718
Mowi	113,398	2,519,749
Norway Royal Salmon	3,535	80,843
Orkla	167,159	1,630,362
Salmar	14,409	870,981
		6,074,792
Energy — 13.7%
BW Offshore	24,830	97,718
DNO International *	198,355	158,351
Equinor	250,808	4,540,845
Frontline	28,717	167,878
Ocean Yield	21,406	60,442

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
TGS Nopec Geophysical	31,399	$421,079
		5,446,313
Financials — 23.5%
Aker, Cl A	6,819	544,535
DnB *	243,162	4,774,850
Gjensidige Forsikring	52,327	1,211,365
Norwegian Finance Holding	32,549	276,286
Protector Forsikring *	22,095	161,974
Sbanken	20,164	159,842
Sparebank 1 Nord Norge	28,725	261,291
Sparebank 1 Oestlandet	8,999	104,794
SpareBank 1 SMN	36,529	429,655
SpareBank 1 SR-Bank	45,282	500,312
Storebrand *	123,499	956,751
		9,381,655
Industrials — 9.8%
Bonheur	4,982	130,186
Golden Ocean Group	29,673	140,924
Hexagon Composites *	21,873	159,068
Hexagon Purus Holding *	788	5,537
Kongsberg Gruppen	22,784	442,736
NEL, Cl A *	331,050	1,190,595
Stolt-Nielsen	9,340	130,388
TOMRA Systems	28,491	1,315,797
Veidekke	26,903	325,241
Wallenius Wilhelmsen, Cl B *	27,027	67,623
		3,908,095
Information Technology — 2.8%
Atea	23,953	366,873
Crayon Group Holding *	7,456	104,609
Nordic Semiconductor *	39,555	612,775
Pexip Holding *	5,792	56,072
		1,140,329

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.5%
Borregaard	26,645	$489,725
Elkem	61,491	188,795
Norsk Hydro	344,190	1,534,035
		2,212,555
Real Estate — 2.7%
Entra	43,915	979,146
Selvaag Bolig	16,904	103,168
		1,082,314
Utilities — 3.3%
Fjordkraft Holding	21,741	185,815
Scatec	29,369	1,119,414
		1,305,229
TOTAL NORWAY		35,209,377
SINGAPORE— 0.6%
Energy — 0.6%
BW LPG	26,714	175,846
Hafnia	26,604	45,164
TOTAL SINGAPORE		221,010
UNITED KINGDOM— 1.6%
Energy — 1.6%
FLEX LNG (A)	7,186	57,972
Subsea 7 *	61,622	579,696
TOTAL UNITED KINGDOM		637,668
TOTAL COMMON STOCK
(Cost $42,778,997)		39,879,730

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Norway ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $35,473)	35,473	$35,473
TOTAL INVESTMENTS — 100.0%
(Cost $42,814,470)		$39,915,203

Percentages are based on Net Assets of $39,900,940.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $34,028.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $35,473.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Cl — Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 95.8%
GERMANY— 86.0%
Communication Services — 4.5%
Deutsche Telekom	82,962	$1,481,626
Consumer Discretionary — 21.4%
adidas *	4,663	1,484,256
Allianz	10,603	2,402,682
Bayerische Motoren Werke	8,222	699,326
Continental	2,799	393,610
Daimler	21,596	1,524,899
Delivery Hero *	3,829	583,810
		7,088,583
Consumer Staples — 0.8%
Beiersdorf	2,541	278,886
Financials — 6.8%
Deutsche Bank *	53,607	545,051
Deutsche Boerse	4,706	758,119
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,600	956,956
		2,260,126
Health Care — 9.0%
Bayer	25,271	1,532,483
Fresenius & KGaA	10,665	476,427
Fresenius Medical Care & KGaA	5,145	417,546
Merck KGaA	3,355	561,266
		2,987,722
Industrials — 13.7%
Deutsche Post	25,327	1,255,719
MTU Aero Engines	1,373	320,268
Siemens	19,269	2,995,075
		4,571,062
Information Technology — 14.2%
Infineon Technologies	33,462	1,346,635
SAP	26,551	3,380,525
		4,727,160

Schedule of Investments (Unaudited)	January 31, 2021

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Materials — 7.5%
BASF	23,640	$1,833,220
Covestro	5,000	341,145
HeidelbergCement	3,820	283,190
		2,457,555
Real Estate — 4.0%
Deutsche Wohnen	8,262	410,335
Vonovia	13,623	912,602
		1,322,937
Utilities — 4.1%
E.ON	57,412	608,918
RWE	17,348	747,361
		1,356,279
TOTAL GERMANY		28,531,936
UNITED KINGDOM— 9.8%
Materials — 9.8%
Linde	13,245	3,250,465
TOTAL COMMON STOCK
(Cost $29,882,981)		31,782,401

PREFERRED STOCK — 4.1%
GERMANY— 4.1%
Consumer Discretionary — 2.7%
Volkswagen (A)	4,701	893,471
Consumer Staples — 1.4%
Henkel & KGaA (A)	4,526	470,135
TOTAL PREFERRED STOCK
(Cost $1,412,956)		1,363,606
TOTAL INVESTMENTS — 99.9%
(Cost $31,295,937)		$33,146,007

Percentages are based on Net Assets of $33,171,822.

Schedule of Investments (Unaudited)	January 31, 2021

Global X DAX Germany ETF

*	Non-income producing security.
(A)	There’s currently no stated interest rate.

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 4.0%
Industrials — 4.0%
Fosun International	407,190	$619,672
PORTUGAL— 90.1%
Communication Services — 6.1%
NOS SGPS	197,322	680,826
Pharol SGPS * (A)	1,150,925	171,427
Sonaecom	52,936	90,037
		942,290
Consumer Discretionary — 0.9%
Ibersol SGPS *	24,609	145,900
Consumer Staples — 13.3%
Jeronimo Martins	82,483	1,350,316
Sonae	903,493	725,552
		2,075,868
Energy — 11.9%
Galp Energia	184,862	1,860,501
Financials — 4.4%
Banco Comercial Portugues, Cl R *	4,954,694	687,425
Banco Espirito Santo *(B)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	55,479,410	13
		687,438
Industrials — 5.3%
CTT-Correios de Portugal *	204,874	594,877
Mota-Engil * (A)	142,505	238,919
		833,796
Information Technology — 0.6%
Novabase SGPS *	21,343	85,568
Materials — 17.5%
Altri	123,505	737,630
Corticeira Amorim SGPS	54,707	740,406
Navigator	245,809	738,821
Ramada Investimentos E Industria * (A)	10,825	60,102

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Portugal ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Semapa-Sociedade de Investimento e Gestao	41,893	$445,340
		2,722,299
Utilities — 30.1%
Energias de Portugal	632,193	3,972,376
REN - Redes Energeticas Nacionais	251,626	716,870
		4,689,246
TOTAL PORTUGAL		14,042,906
SPAIN— 5.8%
Utilities — 5.8%
EDP Renovaveis	32,941	902,455
TOTAL COMMON STOCK
(Cost $20,239,959)		15,565,033

U.S. TREASURY OBLIGATION — 6.4%
United States Treasury Bill
0.035%, 02/18/21(E)
(Cost $999,984)	$1,000,000	999,980

SHORT-TERM INVESTMENT(F)(G) — 1.8%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 0.010%
(Cost $286,319)	286,319	286,319
TOTAL INVESTMENTS — 108.1%
(Cost $21,526,262)		$16,851,332

Percentages are based on Net Assets of $15,591,625.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $267,550.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2021 was $13 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $13 and represents 0.0% of net assets.

(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $286,319.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Portugal ETF

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$15,565,020	$—	$13	$15,565,033
U.S. Treasury Obligation	—	999,980	—	999,980
Short-Term Investment	286,319	—	—	286,319
Total Investments in Securities	$15,851,339	$999,980	$13	$16,851,332

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 91.2%
CANADA— 1.6%
Energy — 1.6%
Parex Resources *	47,009	$712,063
CHILE— 4.3%
Energy — 2.4%
Empresas COPEC	98,083	1,034,032
Utilities — 1.9%
Enel Americas	5,423,314	818,444
TOTAL CHILE		1,852,476
COLOMBIA— 83.6%
Communication Services — 1.4%
Millicom International Cellular *	15,990	600,209
Consumer Staples — 4.7%
Grupo Nutresa	300,142	2,056,934
Energy — 13.0%
Canacol Energy	391,588	1,115,801
Ecopetrol ADR	399,581	4,547,232
		5,663,033
Financials — 38.4%
Banco de Bogota	60,766	1,423,411
BanColombia	402,568	3,459,906
BanColombia ADR	183,707	6,464,649
Financiera Colombiana	204,512	1,850,751
Grupo Aval Acciones y Valores ADR (A)	274,118	1,757,097
Grupo de Inversiones Suramericana	269,950	1,721,127
		16,676,941
Materials — 7.4%
Cementos Argos	1,098,479	1,801,807
Grupo Argos	372,960	1,393,213
		3,195,020
Utilities — 18.7%
Celsia ESP	1,163,817	1,569,024
Grupo Energia Bogota ESP	2,586,924	1,897,117

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Interconexion Electrica	713,767	$4,622,952
		8,089,093
TOTAL COLOMBIA		36,281,230
UNITED STATES— 1.7%
Materials — 1.7%
Tecnoglass	108,214	734,773
TOTAL COMMON STOCK
(Cost $45,342,554)		39,580,542

PREFERRED STOCK — 8.5%
COLOMBIA— 8.5%
Financials — 7.1%
Banco Davivienda (B)	221,987	2,101,170
Financiera Colombiana *(B)	39,508	288,511
Grupo Aval Acciones y Valores (B)	1,431,941	465,733
Grupo de Inversiones Suramericana (B)	36,428	209,745
		3,065,159
Materials — 1.4%
Grupo Argos (B)	213,995	619,077
TOTAL COLOMBIA		3,684,236
TOTAL PREFERRED STOCK
(Cost $4,315,346)		3,684,236

SHORT-TERM INVESTMENT(C)(D) — 3.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,383,856)	1,383,856	1,383,856
TOTAL INVESTMENTS — 102.9%
(Cost $51,041,756)		$44,648,634

Percentages are based on Net Assets of $43,374,807.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Colombia ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $1,317,332.
(B)	There’s currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $1,383,856.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.0%
ARGENTINA— 74.5%
Communication Services — 2.8%
Telecom Argentina ADR	193,675	$1,255,014
Consumer Discretionary — 30.8%
Despegar.com *	115,014	1,166,242
MercadoLibre *	7,206	12,823,149
		13,989,391
Energy — 4.8%
Transportadora de Gas del Sur ADR * (A)	156,328	784,766
YPF ADR *	387,887	1,415,787
		2,200,553
Financials — 8.1%
Banco BBVA Argentina ADR * (A)	156,936	422,158
Banco Macro ADR *	98,019	1,305,613
Grupo Financiero Galicia ADR	231,289	1,725,416
Grupo Supervielle ADR (A)	138,111	238,932
		3,692,119
Industrials — 0.6%
America Airports * (A)	69,766	281,157
Information Technology — 20.0%
Globant *	47,229	9,067,968
Materials — 1.5%
Loma Negra Cia Industrial Argentina ADR	131,040	672,235
Real Estate — 1.5%
Cresud SACIF y A ADR * (A)	71,265	343,497
IRSA Inversiones y Representaciones ADR	50,446	211,369
IRSA Propiedades Comerciales ADR	13,645	125,398
		680,264
Utilities — 4.4%
Central Puerto ADR *	216,103	494,876
Empresa Distribuidora Y Comercializadora Norte ADR *	44,574	151,106
Pampa Energia ADR *	108,667	1,370,291
		2,016,273
TOTAL ARGENTINA		33,854,974

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Argentina ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
BRAZIL— 6.9%
Consumer Discretionary — 3.0%
Arcos Dorados Holdings, Cl A	276,846	$1,367,619
Consumer Staples — 3.9%
Adecoagro *	234,262	1,747,595
TOTAL BRAZIL		3,115,214
CANADA— 6.8%
Materials — 6.8%
SSR Mining	92,378	1,625,627
Yamana Gold	315,596	1,474,898
TOTAL CANADA		3,100,525
CHILE— 7.8%
Consumer Staples — 7.8%
Cencosud	942,362	1,641,039
Cia Cervecerias Unidas	234,348	1,926,551
TOTAL CHILE		3,567,590
TOTAL COMMON STOCK
(Cost $59,219,740)		43,638,303

U.S. TREASURY OBLIGATION — 15.4%
United States Treasury Bill
0.032%, 02/18/21(B)
(Cost $6,999,893)	$7,000,000	6,999,859

PREFERRED STOCK — 3.9%
CHILE— 3.9%
Consumer Staples — 3.9%
Embotelladora Andina (C)
(Cost $1,694,940)	693,869	1,762,436

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Argentina ETF

	Shares	Value
SHORT-TERM INVESTMENT(D)(E) — 3.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,363,966)	1,363,966	$1,363,966
TOTAL INVESTMENTS — 118.3%
(Cost $69,278,539)		$53,764,564

Percentages are based on Net Assets of $45,437,151.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $1,247,159.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	There’s currently no stated interest rate.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $1,363,966.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,638,303	$—	$—	$43,638,303
U.S. Treasury Obligation	—	6,999,859	—	6,999,859
Preferred Stock	1,762,436	—	—	1,762,436
Short-Term Investment	1,363,966	—	—	1,363,966
Total Investments in Securities	$46,764,705	$6,999,859	$—	$53,764,564

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 100.0%
PAKISTAN— 100.0%
Consumer Discretionary — 3.0%
Honda Atlas Cars Pakistan	201,250	$393,489
Nishat Mills	985,436	697,636
		1,091,125
Energy — 22.4%
Mari Petroleum	141,568	1,244,357
Oil & Gas Development	3,306,251	2,208,711
Pakistan Oilfields	556,657	1,414,995
Pakistan Petroleum	2,804,900	1,605,778
Pakistan State Oil *	1,186,866	1,801,071
		8,274,912
Financials — 27.5%
Bank Al Habib	3,455,267	1,625,081
Bank Alfalah	3,774,597	861,115
Habib Bank	3,026,192	2,687,050
MCB Bank	2,137,025	2,570,569
National Bank of Pakistan *	2,709,495	712,718
United Bank	1,981,511	1,692,746
		10,149,279
Health Care — 2.3%
Searle	511,810	836,923
Industrials — 5.1%
Millat Tractors	158,723	1,061,731
Pak Elektron *	1,677,752	434,932
Pakistan International Bulk Terminal *	4,681,687	381,552
		1,878,215
Materials — 32.9%
DG Khan Cement *	1,179,929	887,867
Engro	1,338,383	2,570,113
Engro Fertilizers	2,674,053	1,083,315
Fauji Cement *	4,049,868	626,734
Fauji Fertilizer	2,288,250	1,573,516
Fauji Fertilizer Bin Qasim *	3,021,542	512,129

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Pakistan ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
International Steels	691,430	$423,257
Lucky Cement *	668,893	3,038,121
Maple Leaf Cement Factory *	3,052,882	874,540
Packages	168,498	547,896
		12,137,488
Utilities — 6.8%
Hub Power	3,648,003	1,995,267
Kot Addu Power	1,968,848	513,960
		2,509,227
TOTAL PAKISTAN		36,877,169
TOTAL COMMON STOCK
(Cost $33,654,513)		36,877,169

U.S. TREASURY OBLIGATION — 5.4%
United States Treasury Bill
0.033%, 02/18/21(A)
(Cost $1,999,969)	$2,000,000	1,999,960
TOTAL INVESTMENTS — 105.4%
(Cost $35,654,482)		$38,877,129

Percentages are based on Net Assets of $36,892,130.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,877,169	$—	$—	$36,877,169
U.S. Treasury Obligation	—	1,999,960	—	1,999,960
Total Investments in Securities	$36,877,169	$1,999,960	$—	$38,877,129

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Pakistan ETF

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 93.3%
NIGERIA— 90.9%
Communication Services — 5.1%
Nigeria Communications	5,229,146	$2,397,658
Consumer Staples — 25.2%
Dangote Sugar Refinery	35,842,141	1,929,438
Flour Mills of Nigeria	22,802,438	2,004,419
Nestle Nigeria	1,149,667	4,383,151
Nigerian Breweries	12,110,528	1,932,776
UAC of Nigeria	36,106,199	763,741
Unilever Nigeria *	23,383,901	799,703
		11,813,228
Financials — 39.7%
Access Bank	64,276,796	1,514,311
FBN Holdings	107,555,470	2,070,732
FCMB Group	162,598,933	1,392,234
Fidelity Bank	167,957,655	1,157,302
Guaranty Trust Bank	62,675,911	5,477,692
Stanbic IBTC Holdings	16,201,294	1,846,886
Sterling Bank	201,593,633	1,021,374
United Bank for Africa	82,613,489	1,893,989
Zenith Bank	31,955,122	2,201,847
		18,576,367
Materials — 18.7%
Dangote Cement	10,917,311	6,526,879
Lafarge Africa	29,096,855	2,211,287
		8,738,166
Utilities — 2.2%
Transnational Corp of Nigeria	404,740,021	1,045,813
TOTAL NIGERIA		42,571,232

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — continued
TOGO— 2.4%
Financials — 2.4%
Ecobank Transnational *	67,696,890	$1,114,705
TOTAL COMMON STOCK
(Cost $38,964,677)		43,685,937
TOTAL INVESTMENTS — 93.3%
(Cost $38,964,677)		$43,685,937

Percentages are based on Net Assets of $46,801,019.

*	Non-income producing security.

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 100.0%
BAHRAIN— 0.7%
Financials — 0.7%
Ahli United Bank BSC	158,345	$117,138
BANGLADESH— 0.7%
Communication Services — 0.2%
GrameenPhone	5,771	25,672
Financials — 0.0%
BRAC Bank	11,223	6,462
Health Care — 0.5%
Square Pharmaceuticals	31,181	86,903
TOTAL BANGLADESH		119,037
CHILE— 2.2%
Consumer Discretionary — 0.5%
Falabella	22,667	77,865
Consumer Staples — 0.4%
Cencosud	42,987	74,858
Financials — 0.9%
Banco de Chile	611,064	62,502
Banco de Credito e Inversiones	732	30,788
Banco Santander Chile	939,586	47,731
		141,021
Utilities — 0.4%
Enel Chile *	832,792	60,502
TOTAL CHILE		354,246
CZECH REPUBLIC— 1.1%
Financials — 0.4%
Komercni Banka *	1,070	32,763
Moneta Money Bank	7,183	24,512
		57,275
Utilities — 0.7%
CEZ	4,862	117,280
TOTAL CZECH REPUBLIC		174,555

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
EGYPT— 0.5%
Financials — 0.5%
Commercial International Bank Egypt S.A.E.	18,833	$75,500
GREECE— 1.1%
Communication Services — 0.6%
Hellenic Telecommunications Organization	7,083	103,262
Consumer Discretionary — 0.5%
OPAP	6,168	75,835
TOTAL GREECE		179,097
INDONESIA— 9.5%
Communication Services — 1.8%
Sarana Menara Nusantara	539,500	36,915
Telekomunikasi Indonesia Persero	1,140,635	252,842
		289,757
Consumer Discretionary — 1.3%
Astra International	464,667	202,029
Consumer Staples — 1.6%
Charoen Pokphand Indonesia	166,500	68,238
Gudang Garam *	11,354	30,529
Indofood CBP Sukses Makmur TBK	55,100	35,738
Indofood Sukses Makmur	104,300	44,976
Unilever Indonesia	172,795	85,289
		264,770
Energy — 0.4%
United Tractors	37,750	61,482
Financials — 3.5%
Bank Central Asia	106,358	256,229
Bank Mandiri	205,836	96,463
Bank Negara Indonesia Persero	82,100	32,477
Bank Rakyat Indonesia Persero	596,170	177,619
		562,788
Health Care — 0.3%
Kalbe Farma	501,200	52,335

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA— continued
Materials — 0.6%
Indocement Tunggal Prakarsa	34,600	$32,985
Semen Indonesia Persero	70,400	53,189
		86,174
TOTAL INDONESIA		1,519,335
JORDAN— 0.1%
Financials — 0.1%
Arab Bank	1,962	11,623
KAZAKHSTAN— 0.6%
Energy — 0.4%
NAC Kazatomprom JSC GDR	3,903	67,132
Financials — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR	2,840	36,068
TOTAL KAZAKHSTAN		103,200
KENYA— 1.7%
Communication Services — 1.4%
Safaricom	707,100	230,137
Financials — 0.3%
Equity Group Holdings *	79,600	26,377
KCB Group	67,800	22,066
		48,443
TOTAL KENYA		278,580
KUWAIT— 2.0%
Financials — 1.7%
Gulf Bank KSCP	21,373	15,529
National Bank of Kuwait SAK	89,788	258,867
		274,396
Real Estate — 0.3%
Mabanee KPSC	16,610	38,727
TOTAL KUWAIT		313,123

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
LUXEMBOURG— 0.2%
Financials — 0.2%
Reinet Investments SCA	1,971	$34,684
MALAYSIA— 8.1%
Communication Services — 1.5%
Axiata Group	82,867	68,262
DiGi.com	93,702	87,849
Maxis	70,676	83,395
		239,506
Consumer Staples — 1.3%
Nestle Malaysia	2,070	70,152
PPB Group	19,300	88,324
QL Resources	33,000	49,061
		207,537
Financials — 2.9%
CIMB Group Holdings	87,690	83,297
Hong Leong Bank	9,400	40,135
Malayan Banking	55,500	107,224
Public Bank	200,550	207,868
RHB Bank	22,600	28,512
		467,036
Health Care — 0.3%
Kossan Rubber Industries	38,500	42,381
Industrials — 0.5%
Gamuda *	51,700	42,204
Malaysia Airports Holdings	31,700	40,463
		82,667
Utilities — 1.6%
Petronas Gas	23,889	94,788
Tenaga Nasional	66,983	159,898
		254,686
TOTAL MALAYSIA		1,293,813
MEXICO— 7.1%
Communication Services — 0.7%
Grupo Televisa *	72,411	110,961

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
MEXICO— continued
Consumer Staples — 2.4%
Kimberly-Clark de Mexico, Cl A	45,900	$81,276
Wal-Mart de Mexico	107,811	311,062
		392,338
Financials — 1.3%
Grupo Financiero Banorte, Cl O *	35,744	179,520
Grupo Financiero Inbursa, Cl O *	32,500	29,377
		208,897
Industrials — 1.6%
Grupo Aeroportuario del Pacifico, Cl B *	11,100	113,396
Grupo Aeroportuario del Sureste, Cl B	6,260	99,836
Promotora y Operadora de Infraestructura	6,617	50,407
		263,639
Real Estate — 0.7%
Fibra Uno Administracion ‡	94,700	107,186
Utilities — 0.4%
Infraestructura Energetica Nova *	15,640	57,894
TOTAL MEXICO		1,140,915
MOROCCO— 2.1%
Communication Services — 1.1%
Maroc Telecom	10,598	173,985
Consumer Staples — 0.3%
Sucrerie Marocaine et de Raffinage	1,705	44,004
Financials — 0.5%
Attijariwafa Bank	1,184	57,664
Banque Centrale Populaire	796	23,020
		80,684
Materials — 0.2%
Ciments du Maroc	217	39,769
TOTAL MOROCCO		338,442
NIGERIA— 0.7%
Financials — 0.2%
Guaranty Trust Bank	216,406	18,913

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
NIGERIA— continued
Financials — continued
Zenith Bank	230,376	$15,874
		34,787
Materials — 0.5%
Dangote Cement	131,575	78,662
TOTAL NIGERIA		113,449
OMAN— 0.5%
Communication Services — 0.3%
Oman Telecommunications SAOG	20,287	40,047
Financials — 0.2%
BankMuscat SAOG	36,616	38,233
TOTAL OMAN		78,280
PERU— 0.9%
Financials — 0.9%
Credicorp	953	143,264
PHILIPPINES— 5.2%
Communication Services — 0.5%
PLDT	2,601	71,034
Financials — 0.8%
Bank of the Philippine Islands	25,430	42,024
BDO Unibank	26,460	55,422
Metropolitan Bank & Trust	25,300	23,681
		121,127
Industrials — 1.2%
Aboitiz Equity Ventures	59,273	49,068
SM Investments	7,053	144,502
		193,570
Real Estate — 2.5%
Ayala Land	237,870	186,528
SM Prime Holdings	297,527	218,456
		404,984
Utilities — 0.2%
Manila Electric	6,770	36,753

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL PHILIPPINES		$827,468
POLAND— 4.0%
Communication Services — 0.5%
Cyfrowy Polsat	8,664	71,141
Consumer Discretionary — 0.9%
Allegro.eu *	7,504	148,290
Consumer Staples — 0.7%
Dino Polska *	1,477	104,361
Energy — 0.5%
Polskie Gornictwo Naftowe i Gazownictwo	52,193	79,173
Financials — 1.4%
Bank Polska Kasa Opieki *	2,619	44,855
Powszechna Kasa Oszczednosci Bank Polski *	11,903	92,424
Powszechny Zaklad Ubezpieczen *	8,685	69,656
Santander Bank Polska *	502	24,484
		231,419
TOTAL POLAND		634,384
QATAR— 4.5%
Energy — 0.9%
Qatar Fuel QSC	14,670	75,183
Qatar Gas Transport	75,060	68,010
		143,193
Financials — 1.2%
Commercial Bank PSQC	28,162	33,089
Masraf Al Rayan QSC	49,365	59,520
Qatar International Islamic Bank QSC	10,432	25,500
Qatar Islamic Bank SAQ	15,646	71,333
		189,442
Industrials — 1.1%
Industries Qatar QSC	53,181	176,004
Materials — 0.5%
Mesaieed Petrochemical Holding	132,406	73,785
Real Estate — 0.3%
Barwa Real Estate	55,363	50,254

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.5%
Qatar Electricity & Water QSC	16,232	$79,354
TOTAL QATAR		712,032
ROMANIA— 1.8%
Energy — 0.8%
OMV Petrom	681,485	67,692
Societatea Nationala de Gaze Naturale ROMGAZ	6,951	53,537
		121,229
Financials — 0.6%
Banca Transilvania	129,412	74,030
BRD-Groupe Societe Generale *	5,507	20,645
		94,675
Real Estate — 0.4%
NEPI Rockcastle	11,675	70,969
TOTAL ROMANIA		286,873
SAUDI ARABIA— 9.9%
Communication Services — 2.2%
Etihad Etisalat	5,947	45,505
Mobile Telecommunications Saudi Arabia *	6,916	25,299
Saudi Telecom	9,261	279,503
		350,307
Consumer Discretionary — 0.3%
Jarir Marketing	927	43,202
Consumer Staples — 0.7%
Abdullah Al Othaim Markets	693	23,058
Almarai JSC	3,963	57,056
Savola Group	4,143	43,575
		123,689
Energy — 1.9%
Saudi Arabian Oil	32,391	300,097
Financials — 2.9%
Al Rajhi Bank	8,821	171,681
Alinma Bank *	7,228	31,489

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Arab National Bank	4,420	$23,969
Bank AlBilad	2,704	20,006
Bank Al-Jazira	2,943	10,624
Banque Saudi Fransi	4,358	39,098
Bupa Arabia for Cooperative Insurance *	441	13,756
Riyad Bank	9,974	56,747
Samba Financial Group	7,242	58,214
Saudi British Bank	5,658	40,428
		466,012
Materials — 1.4%
Advanced Petrochemical	1,669	28,478
SABIC Agri-Nutrients	3,245	80,287
Saudi Kayan Petrochemical *	11,578	44,574
Yanbu National Petrochemical	4,012	68,458
		221,797
Utilities — 0.5%
Saudi Electricity	13,202	78,140
TOTAL SAUDI ARABIA		1,583,244
SOUTH AFRICA— 9.3%
Communication Services — 0.7%
MultiChoice Group	12,694	108,771
Consumer Discretionary — 0.5%
Mr Price Group	7,371	84,652
Consumer Staples — 1.9%
Clicks Group	6,905	113,994
Shoprite Holdings	13,974	130,080
Tiger Brands	4,624	61,211
		305,285
Financials — 4.9%
Absa Group	9,679	73,465
Capitec Bank Holdings *	932	85,882
Discovery	5,300	45,287
FirstRand	62,554	198,560

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nedbank Group	5,052	$41,077
Old Mutual	63,207	54,504
Remgro	7,102	47,418
Sanlam	23,939	91,701
Standard Bank Group	16,919	141,512
		779,406
Industrials — 0.5%
Bidvest Group	8,295	86,441
Materials — 0.8%
African Rainbow Minerals	3,202	58,345
Harmony Gold Mining *	15,559	72,118
		130,463
TOTAL SOUTH AFRICA		1,495,018
SRI LANKA— 0.3%
Industrials — 0.3%
John Keells Holdings	47,573	41,682
THAILAND— 9.6%
Communication Services — 1.1%
Advanced Info Service NVDR	19,234	110,533
Intouch Holdings PCL NVDR	37,600	70,351
		180,884
Consumer Discretionary — 0.5%
Central Retail NVDR	30,200	31,027
Home Product Center NVDR	95,160	43,558
		74,585
Consumer Staples — 1.3%
Berli Jucker NVDR	20,090	22,318
CP ALL NVDR	95,272	182,236
		204,554
Energy — 2.2%
PTT NVDR	187,050	235,922
PTT Exploration & Production NVDR	23,250	80,400

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
THAILAND— continued
Energy — continued
Thai Oil NVDR	18,730	$34,106
		350,428
Financials — 0.6%
Bangkok Bank NVDR	4,700	17,823
Kasikornbank NVDR	13,870	58,854
Siam Commercial Bank NVDR	6,970	21,949
		98,626
Health Care — 0.9%
Bangkok Dusit Medical Services NVDR	159,710	110,458
Bumrungrad Hospital NVDR	6,900	28,932
		139,390
Industrials — 1.3%
Airports of Thailand NVDR	69,720	138,601
Bangkok Expressway & Metro NVDR	127,700	34,773
BTS Group Holdings PCL NVDR	126,700	40,004
		213,378
Real Estate — 0.6%
Central Pattana NVDR	37,500	61,393
Land & Houses NVDR	139,800	36,433
		97,826
Utilities — 1.1%
Electricity Generating	4,800	28,627
Energy Absolute NVDR	24,900	54,076
Global Power Synergy NVDR	11,800	30,850
Gulf Energy Development NVDR	37,600	42,085
Ratch Group NVDR	13,300	21,997
		177,635
TOTAL THAILAND		1,537,306
TURKEY— 3.0%
Communication Services — 0.5%
Turkcell Iletisim Hizmetleri	36,435	79,574

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.9%
BIM Birlesik Magazalar	13,312	$131,232
Energy — 0.3%
Tupras Turkiye Petrol Rafinerileri *	3,750	51,072
Financials — 0.5%
Akbank Turk *	43,944	38,414
Turkiye Garanti Bankasi *	32,785	41,821
		80,235
Industrials — 0.3%
Aselsan Elektronik Sanayi Ve Ticaret	20,578	48,777
Materials — 0.5%
Eregli Demir ve Celik Fabrikalari	42,146	82,866
TOTAL TURKEY		473,756
UNITED ARAB EMIRATES— 5.6%
Communication Services — 1.7%
Emirates Telecommunications Group PJSC	51,201	277,112
Financials — 2.5%
Abu Dhabi Commercial Bank PJSC	37,388	65,551
Abu Dhabi Islamic Bank PJSC	20,439	27,878
Dubai Islamic Bank PJSC	25,483	34,965
Emirates NBD Bank PJSC	34,409	110,539
First Abu Dhabi Bank PJSC	37,380	152,852
		391,785
Real Estate — 1.4%
Aldar Properties PJSC	116,057	110,586
Emaar Properties PJSC *	105,677	109,327
		219,913
TOTAL UNITED ARAB EMIRATES		888,810
VIETNAM— 7.0%
Consumer Staples — 2.0%
Masan Group	28,310	105,015
Saigon Beer Alcohol Beverage	3,850	27,010
Vietnam Dairy Products JSC	42,996	191,765
		323,790

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.3%
Bank for Foreign Trade of Vietnam JSC	10,450	$42,164
Ho Chi Minh City Development Joint Stock Commercial Bank *	7	7
		42,171
Industrials — 0.3%
Vietjet Aviation JSC *	9,780	53,379
Materials — 1.0%
Hoa Phat Group JSC	95,226	161,747
Real Estate — 3.4%
No Va Land Investment Group *	14,590	50,766
Vincom Retail JSC *	56,090	77,994
Vingroup JSC *	49,760	214,593
Vinhomes JSC *	49,190	199,543
		542,896
TOTAL VIETNAM		1,123,983
TOTAL COMMON STOCK
(Cost $15,769,029)		15,992,837

RIGHT — 0.0%

	Number Of Rights
Vietnam — 0.0%
No Va Land Investement Group *#(A)(B)(C)	14,590	1,045

TOTAL RIGHT (Cost $–)		1,045
TOTAL INVESTMENTS — 100.0%
(Cost $15,769,029)		$15,993,882

Percentages are based on Net Assets of $16,000,222.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI Next Emerging & Frontier ETF

*	Non-income producing security.
#	Expiration date not available.
‡	Real Estate Investment Trust
(A)	Security considered illiquid. The total value of such securities as of January 31, 2021 was $1,045 and represented 0.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $1,045 and represents 0.0% of net assets.
(C)	Level 3 security in accordance with fair value hierarchy

Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$12,094,050	$3,898,787	$—	$15,992,837
Right	—	—	1,045	1,045
Total Investments in Securities	$12,094,050	$3,898,787	$1,045	$15,993,882

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2021, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 100.0%
DENMARK— 36.7%
Consumer Staples — 1.8%
Carlsberg, Cl B	3,458	$508,476
Health Care — 19.4%
Coloplast, Cl B	4,584	686,926
Genmab *	2,033	813,598
Novo Nordisk, Cl B	55,860	3,881,549
		5,382,073
Industrials — 11.0%
A P Moller - Maersk, Cl B	202	419,706
DSV PANALPINA	6,955	1,090,170
Vestas Wind Systems	7,072	1,541,008
		3,050,884
Utilities — 4.5%
Orsted	6,511	1,241,153
TOTAL DENMARK		10,182,586
FINLAND— 18.3%
Energy — 3.7%
Neste	14,356	1,016,471
Financials — 6.0%
Nordea Bank Abp	116,946	953,203
Sampo, Cl A	17,431	734,418
		1,687,621
Industrials — 3.9%
Kone, Cl B	13,622	1,074,389
Information Technology — 3.4%
Nokia *	193,568	932,201
Utilities — 1.3%
Fortum	15,005	364,319
TOTAL FINLAND		5,075,001
NORWAY— 6.0%
Communication Services — 1.3%
Telenor	21,825	362,476

Schedule of Investments (Unaudited)	January 31, 2021

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.2%
Equinor	33,237	$601,752
Financials — 2.5%
DnB *	35,661	700,257
TOTAL NORWAY		1,664,485
SWEDEN— 39.0%
Communication Services — 1.4%
Telia	89,197	392,955
Consumer Discretionary — 2.4%
Hennes & Mauritz, Cl B *	30,471	654,736
Consumer Staples — 2.4%
Essity, Cl B	20,927	671,479
Financials — 10.4%
Investor, Cl B	15,681	1,156,515
Skandinaviska Enskilda Banken, Cl A	50,091	549,341
Svenska Handelsbanken, Cl A	51,745	520,522
Swedbank, Cl A	34,804	659,185
		2,885,563
Industrials — 11.5%
Assa Abloy, Cl B	31,621	786,107
Atlas Copco, Cl A	21,738	1,188,335
Volvo, Cl B	49,495	1,228,678
		3,203,120
Information Technology — 7.5%
Hexagon, Cl B	8,792	772,547
Telefonaktiebolaget LM Ericsson, Cl B	103,527	1,312,954
		2,085,501
Materials — 3.4%
Sandvik	37,156	931,292

Schedule of Investments (Unaudited)	January 31, 2021

Global X FTSE Nordic Region ETF

Value
COMMON STOCK — continued
TOTAL SWEDEN	$10,824,646
TOTAL COMMON STOCK
(Cost $23,678,556)	27,746,718
TOTAL INVESTMENTS — 100.0%
(Cost $23,678,556)	$27,746,718

Percentages are based on Net Assets of $27,756,165.

*	Non-income producing security.

Cl — Class

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 2.3%
Consumer Staples — 2.3%
Wilmar International	186,651	$741,203
INDONESIA— 20.7%
Communication Services — 2.8%
Telekomunikasi Indonesia Persero	4,091,300	906,910
Consumer Discretionary — 2.5%
Astra International	1,795,181	780,513
Consumer Staples — 1.4%
Gudang Garam *	41,200	110,782
Hanjaya Mandala Sampoerna	791,300	73,885
Unilever Indonesia	501,180	247,375
		432,042
Financials — 14.0%
Bank Central Asia	851,996	2,052,563
Bank Mandiri	1,630,580	764,153
Bank Negara Indonesia Persero	647,600	256,178
Bank Rakyat Indonesia Persero	4,668,600	1,390,930
		4,463,824
TOTAL INDONESIA		6,583,289
MALAYSIA— 17.6%
Communication Services — 2.0%
Axiata Group	394,588	325,041
DiGi.com	321,100	301,043
		626,084
Consumer Staples — 1.2%
Sime Darby Plantation	316,796	380,077
Financials — 9.5%
CIMB Group Holdings	615,275	584,454
Malayan Banking	529,331	1,022,653
Public Bank	1,366,995	1,416,873
		3,023,980
Health Care — 1.0%
IHH Healthcare	260,980	329,897

Schedule of Investments (Unaudited)	January 31, 2021

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.3%
Petronas Chemicals Group	250,424	$415,670
Utilities — 2.6%
Tenaga Nasional	346,545	827,250
TOTAL MALAYSIA		5,602,958
PHILIPPINES— 6.1%
Financials — 1.1%
BDO Unibank	172,120	360,515
Industrials — 1.5%
Ayala	29,080	465,745
Real Estate — 3.5%
Ayala Land	699,200	548,284
SM Prime Holdings	794,900	583,646
		1,131,930
TOTAL PHILIPPINES		1,958,190
SINGAPORE— 29.0%
Communication Services — 3.7%
Singapore Telecommunications	656,704	1,167,826
Consumer Discretionary — 0.4%
Jardine Cycle & Carriage	8,518	138,383
Financials — 23.2%
DBS Group Holdings	157,883	2,995,625
Oversea-Chinese Banking	309,066	2,403,407
United Overseas Bank	113,597	2,001,279
		7,400,311
Real Estate — 1.7%
CapitaLand	228,718	553,225
TOTAL SINGAPORE		9,259,745
THAILAND— 24.2%
Communication Services — 1.8%
Advanced Info Service NVDR	99,061	569,278
Consumer Staples — 2.8%
CP ALL NVDR	459,973	879,835

Schedule of Investments (Unaudited)	January 31, 2021

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Energy — 6.3%
PTT NVDR	1,263,140	$1,593,169
PTT Exploration & Production NVDR	121,810	421,227
		2,014,396
Financials — 5.0%
Bangkok Bank	25,100	95,184
Bangkok Bank NVDR	17,611	66,784
Kasikornbank NVDR (A)	178,708	758,300
Siam Commercial Bank NVDR	214,131	674,302
		1,594,570
Health Care — 1.7%
Bangkok Dusit Medical Services NVDR	790,400	546,651
Industrials — 2.4%
Airports of Thailand NVDR	381,400	758,212
Materials — 2.9%
Siam Cement NVDR	74,126	936,172
Utilities — 1.3%
Gulf Energy Development NVDR	377,810	422,875
TOTAL THAILAND		7,721,989
TOTAL COMMON STOCK
(Cost $34,061,682)		31,867,374

SHORT-TERM INVESTMENT(B)(C) — 1.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $503,940)	503,940	503,940
TOTAL INVESTMENTS — 101.5%
(Cost $34,565,622)		$32,371,314

Percentages are based on Net Assets of $31,882,650.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $481,607.

Schedule of Investments (Unaudited)	January 31, 2021

Global X FTSE Southeast Asia ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $503,940.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Cl — Class
NVDR — Non-Voting Depositary Receipt

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-1900

Schedule of Investments (Unaudited)	January 31, 2021

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 29.0%
Communication Services — 29.0%
Baidu ADR *	97,752	$22,973,675
Bilibili ADR *	133,483	15,202,379
HUYA ADR * (A)	3,380	87,508
JOYY ADR	25,425	2,340,117
Meitu *	1,564,600	304,693
Momo ADR *	103,944	1,588,265
NetEase ADR	144,205	16,582,133
SINA * (A)	37,272	1,558,715
Tencent Holdings	373,390	32,817,927
Tencent Music Entertainment Group ADR *	261,709	6,961,459
Weibo ADR * (A)	21,286	970,216
TOTAL CHINA		101,387,087
GERMANY— 1.0%
Communication Services — 1.0%
United Internet	76,991	3,353,291
JAPAN— 4.3%
Communication Services — 4.3%
DeNA *	63,671	1,188,947
Gree *	69,135	379,699
Kakaku.com	94,700	2,740,733
Mixi	31,310	735,087
Nexon	331,184	10,075,181
TOTAL JAPAN		15,119,647
RUSSIA— 4.9%
Communication Services — 4.9%
Mail.Ru Group GDR *	134,721	3,509,482
Yandex, Cl A *	219,682	13,760,881
TOTAL RUSSIA		17,270,363

Schedule of Investments (Unaudited)	January 31, 2021

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 10.6%
Communication Services — 10.6%
AfreecaTV	5,253	$290,216
Com2uSCorp	5,904	845,012
Kakao *	33,694	13,283,617
NAVER	73,524	22,544,906
TOTAL SOUTH KOREA		36,963,751
TAIWAN— 0.1%
Consumer Discretionary — 0.1%
PChome Online	70,044	216,367
UNITED STATES— 50.1%
Communication Services — 49.9%
Alphabet, Cl A *	8,125	14,847,300
ANGI Homeservices, Cl A *	46,785	654,054
Facebook, Cl A * (A)	100,924	26,071,697
Glu Mobile *	106,678	939,833
IAC *	57,629	12,099,209
Match Group *	149,621	20,925,993
Pinterest, Cl A *	238,285	16,324,905
Snap, Cl A *	648,465	34,329,737
Spotify Technology *	48,635	15,320,025
Twitter *	469,273	23,712,365
Yelp, Cl A *	49,743	1,621,124
Zynga, Cl A *	739,926	7,332,667
		174,178,909
Consumer Discretionary — 0.2%
Groupon, Cl A *	17,916	612,190
Information Technology — 0.0%
Life360, Cl CDI *	46,038	136,698

Schedule of Investments (Unaudited)	January 31, 2021

Global X Social Media ETF

	FaceAmount/ Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$174,927,797
TOTAL COMMON STOCK
(Cost $213,763,729)		349,238,303

U.S. TREASURY OBLIGATION — 2.3%
U.S. Treasury Bill 0.030%, 02/18/21(B)
(Cost $7,999,886)	$8,000,000	7,999,839

SHORT-TERM INVESTMENT(C)(D) — 5.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $20,053,292)	20,053,292	20,053,292
TOTAL INVESTMENTS — 108.0%
(Cost $241,816,907)		$377,291,434

Percentages are based on Net Assets of $349,343,051.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $19,082,721.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $20,053,292.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2021

Global X Social Media ETF

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$349,238,303	$—	$—	$349,238,303
Short-Term Investment	20,053,292	—	—	20,053,292
U.S. Treasury Obligation	—	7,999,839	—	7,999,839
Total Investments in Securities	$369,291,595	$7,999,839	$—	$377,291,434

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 5.2%
Materials — 5.2%
Galaxy Resources *	7,598,254	$15,682,009
ioneer * (A)	25,537,995	7,053,829
Mineral Resources	2,856,192	75,274,824
Orocobre * (A)	5,599,401	21,480,639
Pilbara Minerals * (A)	32,756,048	23,372,763
TOTAL AUSTRALIA		142,864,064
CANADA— 0.6%
Materials — 0.6%
Lithium Americas * (A)	797,354	15,785,418
Nemaska Lithium * (A)(B)(C)(D)	12,119,545	95
TOTAL CANADA		15,785,513
CHILE— 4.2%
Materials — 4.2%
Sociedad Quimica y Minera de Chile ADR	2,301,175	117,221,854
CHINA— 44.8%
Consumer Discretionary — 6.6%
BYD, Cl H	5,193,378	159,005,905
Tianneng Power International (A)	12,749,400	25,190,171
		184,196,076
Industrials — 14.8%
Contemporary Amperex Technology, Cl A	2,534,635	139,333,804
Eve Energy, Cl A	10,557,198	174,542,483
Shenzhen Yinghe Technology, Cl A	6,220,051	19,592,004
Sunwoda Electronic, Cl A	18,627,563	78,308,261
		411,776,552
Information Technology — 8.0%
NAURA Technology Group, Cl A	3,338,749	103,868,621
Wuxi Lead Intelligent Equipment, Cl A	8,553,041	118,835,573
		222,704,194

Schedule of Investments (Unaudited)	January 31, 2021

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 15.4%
Beijing Easpring Material Technology, Cl A *	5,529,419	$49,683,353
Ganfeng Lithium, Cl A	10,182,934	189,379,350
Shanghai Putailai New Energy Technology, Cl A	2,163,983	33,358,458
Shenzhen Capchem Technology, Cl A	3,782,779	48,681,996
Yunnan Energy New Material, Cl A	5,218,904	106,919,619
		428,022,776
TOTAL CHINA		1,246,699,598
GERMANY— 2.3%
Industrials — 2.3%
Akasol * (A)	47,925	5,589,532
Varta *	324,701	58,067,558
TOTAL GERMANY		63,657,090
HONG KONG— 0.2%
Industrials — 0.2%
Honbridge Holdings *	59,020,100	3,958,092
JAPAN— 6.6%
Consumer Discretionary — 4.9%
Panasonic	10,514,720	135,733,742
Industrials — 1.5%
GS Yuasa	1,435,208	42,222,080
Materials — 0.2%
W-Scope *	589,300	5,685,018
TOTAL JAPAN		183,640,840
NETHERLANDS— 0.6%
Materials — 0.6%
AMG Advanced Metallurgical Group	543,666	17,245,714
SOUTH KOREA— 12.0%
Industrials — 0.1%
Vitzrocell	246,465	3,360,085

Schedule of Investments (Unaudited)	January 31, 2021

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 7.3%
Iljin Materials	341,641	$21,806,872
L&F	327,676	21,589,238
Power Logics	461,586	3,672,551
Samsung SDI	237,377	155,761,414
		202,830,075
Materials — 4.6%
LG Chemical	155,770	127,696,308
TOTAL SOUTH KOREA		333,886,468
TAIWAN— 1.6%
Information Technology — 1.6%
Dynapack International Technology	2,373,900	7,621,234
Simplo Technology	2,836,980	36,573,513
TOTAL TAIWAN		44,194,747
UNITED STATES— 21.8%
Consumer Discretionary — 5.6%
Tesla *	197,418	156,657,106
Industrials — 2.4%
EnerSys	799,884	65,774,461
Materials — 13.8%
Albemarle	2,041,842	332,126,020
Livent *	2,779,405	50,640,759
		382,766,779
TOTAL UNITED STATES		605,198,346
TOTAL COMMON STOCK
(Cost $2,010,384,875)		2,774,352,326
SHORT-TERM INVESTMENT(E)(F) — 4.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $126,135,041)	126,135,041	126,135,041

Schedule of Investments (Unaudited)	January 31, 2021

Global X Lithium & Battery Tech ETF

Value
TOTAL INVESTMENTS — 104.4%
(Cost $2,136,519,916)	$2,900,487,367

Percentages are based on Net Assets of $2,778,608,313.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $81,570,768.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2021 was $95 and represented 0.0% of Net Assets of the Fund.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $95 and represents 0.0% of Net Assets of the Fund.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $126,135,041.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,774,352,231	$—	$95	$2,774,352,326
Short-Term Investment	126,135,041	—	—	126,135,041
Total Investments in Securities	$2,900,487,272	$—	$95	$2,900,487,367

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA— 3.9%
Consumer Discretionary — 3.9%
MercadoLibre *	3,644	$6,484,534
AUSTRALIA— 0.3%
Consumer Discretionary — 0.3%
Temple & Webster Group *	64,382	564,607
CANADA— 3.7%
Information Technology — 3.7%
Shopify, Cl A *	5,548	6,094,977
CHINA— 26.5%
Communication Services — 4.2%
NetEase ADR	61,585	7,081,659
Consumer Discretionary — 21.8%
Alibaba Group Holding ADR *	29,242	7,422,496
Baozun ADR *	67,966	2,785,926
JD.com ADR *	74,501	6,607,494
Pinduoduo ADR *	38,888	6,444,130
Trip.com Group ADR *	201,965	6,428,546
Uxin ADR *	432,477	475,725
Vipshop Holdings ADR *	224,726	6,161,987
		36,326,304
Financials — 0.5%
LexinFintech Holdings ADR *	114,719	891,367
TOTAL CHINA		44,299,330
GERMANY— 2.4%
Consumer Discretionary — 2.4%
Jumia Technologies ADR * (A)	68,674	3,952,189
JAPAN— 4.1%
Consumer Discretionary — 4.1%
Rakuten *	697,880	6,859,148
SOUTH KOREA— 0.3%
Information Technology — 0.3%
Cafe24 *	17,840	558,995

Schedule of Investments (Unaudited)	January 31, 2021

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 6.7%
Consumer Discretionary — 6.7%
ASOS *	60,503	$3,717,101
Ocado Group *	194,561	7,419,302
TOTAL UNITED KINGDOM		11,136,403
UNITED STATES— 52.0%
Communication Services — 3.2%
ANGI Homeservices, Cl A *	60,177	841,274
TripAdvisor *	81,759	2,532,077
Yelp, Cl A *	61,773	2,013,182
		5,386,533
Consumer Discretionary — 35.3%
Amazon.com *	2,114	6,777,907
Booking Holdings *	3,003	5,838,823
eBay	117,705	6,651,510
Etsy *	32,153	6,401,341
Expedia Group *	46,794	5,807,135
Groupon, Cl A *	21,195	724,233
Lands’ End *	18,462	509,736
Overstock.com *	37,025	2,873,140
Overstock.com, Ser A1	366	23,058
PetMed Express (A)	16,800	641,760
Qurate Retail, Cl A *	331,081	4,171,621
Shutterstock	19,545	1,270,230
Stamps.com *	15,381	3,511,636
Wayfair, Cl A *	23,587	6,423,212
Williams-Sonoma	55,789	7,192,318
		58,817,660
Financials — 2.6%
eHealth *	21,423	1,025,091
LendingTree *	10,003	3,256,176
		4,281,267

Schedule of Investments (Unaudited)	January 31, 2021

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.0%
CoStar Group *	7,476	$6,726,232
Information Technology — 6.9%
BigCommerce Holdings *	21,508	1,719,350
GoDaddy, Cl A *	81,172	6,378,495
LivePerson *	53,910	3,415,738
		11,513,583
TOTAL UNITED STATES		86,725,275
TOTAL COMMON STOCK
(Cost $147,021,762)		166,675,458

SHORT-TERM INVESTMENT(B)(C) — 1.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,460,762)	2,460,762	2,460,762
TOTAL INVESTMENTS — 101.4%
(Cost $149,482,524)		$169,136,220

Percentages are based on Net Assets of $166,847,951.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $2,452,073.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $2,460,762.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	January 31, 2021

Global X E-commerce ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X Emerging Markets Internet & E-commerce ETF †

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA— 4.7%
Consumer Discretionary — 4.7%
MercadoLibre *	161	$286,501
BRAZIL— 6.5%
Consumer Discretionary — 2.8%
Afya, Cl A *	399	8,858
Arco Platform, Cl A *	266	8,443
B2W Cia Digital *	1,470	21,841
Lojas Americanas	5,801	20,060
Magazine Luiza	18,620	85,670
Via Varejo S *	8,470	22,727
		167,599
Information Technology — 3.7%
Pagseguro Digital, Cl A *	2,002	97,998
StoneCo, Cl A *	1,554	111,732
TOTVS	2,856	14,772
		224,502
TOTAL BRAZIL		392,101
CHILE— 0.4%
Consumer Discretionary — 0.4%
Falabella	7,035	24,166
CHINA— 74.8%
Communication Services — 31.3%
Autohome ADR	651	71,760
Baidu ADR *	1,512	355,350
Bilibili ADR *	1,673	190,538
China Literature *	2,520	24,050
DouYu International Holdings ADR *	1,841	24,172
HUYA ADR *	1,029	26,641
iQIYI ADR *	3,983	87,028
JOYY ADR	469	43,167
Momo ADR	1,274	19,467
NetEase ADR	1,932	222,161

Schedule of Investments (Unaudited)	January 31, 2021

Global X Emerging Markets Internet & E-commerce ETF †

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
SINA *	343	$14,344
Tencent Holdings	5,530	486,042
Tencent Music Entertainment Group ADR *	10,171	270,549
Weibo ADR *	1,204	54,878
		1,890,147
Consumer Discretionary — 40.2%
Alibaba Group Holding ADR *	1,316	334,040
Baozun ADR *	441	18,076
JD.com ADR *	4,795	425,268
Koolearn Technology Holding *	2,100	7,421
Meituan, Cl B *	11,410	523,569
New Oriental Education & Technology Group ADR *	966	161,805
Pinduoduo ADR *	4,235	701,782
Tongcheng-Elong Holdings *	5,950	10,651
Trip.com Group ADR *	3,395	108,063
Vipshop Holdings ADR *	4,123	113,053
Youdao ADR *	609	22,947
		2,426,675
Health Care — 0.5%
Ping An Healthcare and Technology *	2,590	32,184
Industrials — 0.2%
51job ADR *	189	12,448
Information Technology — 2.6%
Kingdee International Software Group	11,550	46,624
Kingsoft	5,950	46,042
Travelsky Technology, Cl H	17,850	39,872
Weimob *	8,750	25,221
		157,759
TOTAL CHINA		4,519,213
POLAND— 0.6%
Communication Services — 0.6%
CD Projekt *	413	33,890

Schedule of Investments (Unaudited)	January 31, 2021

Global X Emerging Markets Internet & E-commerce ETF †

	Shares	Value
RUSSIA— 2.1%
Communication Services — 2.1%
Yandex, Cl A *	2,065	$129,352
SOUTH AFRICA— 4.2%
Communication Services — 0.3%
MultiChoice Group	1,778	15,235
Consumer Discretionary — 3.9%
Naspers, Cl N	1,029	237,759
TOTAL SOUTH AFRICA		252,994
SOUTH KOREA— 6.7%
Communication Services — 6.7%
Kakao	308	121,427
NAVER	693	212,497
NCSoft	84	71,564
TOTAL SOUTH KOREA		405,488
TOTAL INVESTMENTS — 100.0%
(Cost $5,255,926)		$6,043,705

Percentages are based on Net Assets of $6,041,973.

*	Non-income producing security.
†	The Fund commenced operations on November 9, 2020.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 98.8%
ARGENTINA— 0.5%
Communication Services — 0.5%
Telecom Argentina ADR * (A)	547,839	$3,549,997
AUSTRALIA— 7.2%
Communication Services — 1.4%
Nine Entertainment Holdings	5,602,356	10,359,132
Consumer Staples — 0.9%
Inghams Group (A)	2,822,653	7,125,068
Financials — 1.5%
IOOF Holdings	2,488,525	5,957,063
Platinum Asset Management	1,685,346	5,366,273
		11,323,336
Industrials — 0.9%
SmartGroup	1,272,244	6,871,929
Materials — 1.9%
BHP Group	227,446	7,601,544
Rio Tinto	85,059	6,528,085
		14,129,629
Utilities — 0.6%
AGL Energy	498,647	4,388,259
TOTAL AUSTRALIA		54,197,353
BRAZIL— 3.0%
Financials — 2.1%
Banco Santander Brasil	868,700	6,246,653
BB Seguridade Participacoes	1,111,500	5,631,043
Wiz Solucoes e Corretagem de Seguros	2,895,400	4,067,534
		15,945,230
Utilities — 0.9%
Transmissora Alianca de Energia Eletrica	1,129,700	6,639,878
TOTAL BRAZIL		22,585,108
CHINA— 12.0%
Communication Services — 0.8%
CITIC Telecom International Holdings	19,416,600	6,135,103

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.7%
Tianneng Power International (A)	2,708,200	$5,350,842
Energy — 0.8%
Yanzhou Coal Mining, Cl H	8,156,100	6,311,265
Financials — 0.7%
China Minsheng Banking, Cl H	9,925,200	5,683,356
Industrials — 0.8%
Lonking Holdings	18,619,100	6,195,281
Materials — 1.6%
Asia Cement China Holdings	7,125,500	6,138,672
China Oriental Group	22,980,500	6,253,520
		12,392,192
Real Estate — 5.7%
Agile Group Holdings	8,425,300	10,518,246
Guangzhou R&F Properties	5,901,500	7,283,782
Powerlong Real Estate Holdings	8,902,000	5,820,740
Shenzhen Investment	17,118,000	5,673,731
Yuexiu Property	32,090,400	6,290,734
Yuzhou Properties (A)	23,476,202	8,205,021
		43,792,254
Utilities — 0.9%
China Power International Development	32,041,500	7,190,261
TOTAL CHINA		93,050,554
COLOMBIA— 0.7%
Energy — 0.7%
Ecopetrol ADR	470,929	5,359,172
FRANCE— 1.0%
Real Estate — 1.0%
Cromwell European Real Estate Investment Trust ‡	12,712,900	7,722,480
HONG KONG— 2.3%
Communication Services — 0.9%
PCCW (A)	11,593,300	6,459,121

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 1.4%
Pacific Textiles Holdings	17,367,500	$10,796,101
TOTAL HONG KONG		17,255,222
INDONESIA— 2.7%
Energy — 2.7%
Adaro Energy	64,064,000	5,479,458
Bukit Asam	45,426,400	8,353,536
Indo Tambangraya Megah	7,706,400	6,728,682
TOTAL INDONESIA		20,561,676
KAZAKHSTAN— 0.8%
Financials — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR	496,188	6,301,588
MEXICO— 1.2%
Real Estate — 1.2%
PLA Administradora Industrial S de RL ‡ (A)	6,500,369	9,279,583
NETHERLANDS— 1.1%
Financials — 1.1%
Flow Traders	222,599	8,540,385
NIGERIA— 1.6%
Financials — 1.6%
Zenith Bank	176,982,843	12,194,891
PORTUGAL— 0.8%
Communication Services — 0.8%
NOS SGPS	1,796,995	6,200,223
RUSSIA— 9.5%
Communication Services — 1.3%
Mobile TeleSystems ADR	1,136,240	10,226,160
Consumer Staples — 1.0%
Magnit PJSC GDR	517,879	7,726,755
Energy — 1.0%
Gazprom PJSC ADR	1,411,079	7,868,176
Materials — 6.2%
Evraz	2,201,166	15,155,441

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
MMC Norilsk Nickel PJSC ADR	302,240	$9,741,195
Novolipetsk Steel PJSC GDR	533,989	14,887,613
PhosAgro PJSC GDR	485,803	7,617,391
		47,401,640
TOTAL RUSSIA		73,222,731
SINGAPORE— 3.3%
Real Estate — 3.3%
Keppel Pacific Oak US REIT ‡	9,415,519	6,920,407
Mapletree North Asia Commercial Trust ‡	9,159,100	6,763,558
Sasseur Real Estate Investment Trust ‡	18,553,300	11,463,873
TOTAL SINGAPORE		25,147,838
SOUTH AFRICA— 9.7%
Consumer Discretionary — 1.1%
Truworths International	2,951,215	8,752,183
Energy — 1.4%
Exxaro Resources	1,057,660	10,609,976
Financials — 1.0%
Coronation Fund Managers	2,303,229	7,482,338
Industrials — 0.8%
Reunert (A)	2,477,441	6,287,211
Materials — 3.7%
African Rainbow Minerals	630,540	11,489,421
Kumba Iron Ore	410,770	16,597,810
		28,087,231
Real Estate — 1.7%
Equites Property Fund ‡ (A)	5,721,182	6,370,172
Resilient ‡	2,370,549	6,266,344
		12,636,516
TOTAL SOUTH AFRICA		73,855,455
SPAIN— 1.6%
Energy — 0.9%
Repsol	706,404	6,970,409

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.7%
Lar Espana Real Estate Socimi ‡	995,824	$5,595,468
TOTAL SPAIN		12,565,877
TAIWAN— 2.4%
Consumer Discretionary — 0.8%
Ruentex Industries	2,571,800	6,263,611
Real Estate — 1.6%
Chong Hong Construction	2,126,800	6,000,078
Farglory Land Development	3,398,400	6,068,030
		12,068,108
TOTAL TAIWAN		18,331,719
THAILAND— 6.3%
Communication Services — 2.1%
Jasmine Broadband Internet Infrastructure Fund	22,007,900	7,132,530
Jasmine International NVDR (A)	91,015,399	9,183,646
		16,316,176
Energy — 1.3%
Banpu	6,348,600	2,205,995
Banpu NVDR (A)	21,274,900	7,392,548
		9,598,543
Financials — 1.1%
Tisco Financial Group NVDR	2,637,700	8,129,897
Real Estate — 1.8%
Land & Houses NVDR (A)	25,692,900	6,695,778
Quality Houses	85,864,400	6,713,087
		13,408,865
TOTAL THAILAND		47,453,481
UNITED KINGDOM— 4.6%
Consumer Staples — 0.9%
British American Tobacco	191,052	6,971,982
Energy — 0.9%
Genel Energy	3,534,998	7,184,265

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.8%
IG Group Holdings	580,367	$5,977,167
Standard Life Aberdeen	1,789,309	7,422,796
		13,399,963
Real Estate — 1.0%
Regional ‡	6,494,633	7,295,236
TOTAL UNITED KINGDOM		34,851,446
UNITED STATES— 26.5%
Communication Services — 0.9%
Lumen Technologies	560,481	6,938,755
Consumer Staples — 4.2%
Altria Group	160,001	6,572,841
B&G Foods (A)	678,390	25,833,091
		32,405,932
Energy — 4.2%
Archrock	792,488	7,029,368
Diversified Gas & Oil	12,024,281	19,021,424
Williams	294,439	6,250,940
		32,301,732
Financials — 11.4%
Annaly Capital Management ‡	1,007,103	8,177,676
Apollo Commercial Real Estate Finance ‡	441,326	4,934,025
Arbor Realty Trust ‡	592,545	8,449,692
Ares Commercial Real Estate ‡	646,262	7,315,686
Artisan Partners Asset Management, Cl A	195,054	9,440,613
Blackstone Mortgage Trust, Cl A ‡	235,504	6,278,537
Chimera Investment ‡	387,580	3,914,558
KKR Real Estate Finance Trust ‡	480,530	8,226,674
Ladder Capital, Cl A ‡	462,235	4,543,770
New York Community Bancorp	686,791	7,183,834
Ready Capital ‡	495,578	5,639,678
Starwood Property Trust ‡	350,107	6,568,007
Waddell & Reed Financial, Cl A	267,437	6,763,482
		87,436,232

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.8%
Kronos Worldwide	449,935	$6,371,080
Real Estate — 5.0%
Brookfield Property, Cl A ‡ (A)	523,229	9,078,023
GEO Group ‡ (A)	472,872	4,227,476
Gladstone Commercial ‡	339,597	6,014,263
Iron Mountain ‡	200,165	6,739,555
Office Properties Income Trust ‡	260,116	6,019,084
One Liberty Properties ‡	304,353	6,099,234
		38,177,635
TOTAL UNITED STATES		203,631,366
TOTAL COMMON STOCK
(Cost $685,666,035)		755,858,145

PREFERRED STOCK — 0.9%
BRAZIL— 0.9%
Utilities — 0.9%
Cia de Transmissao de Energia Eletrica Paulista, 0.000% (B)
(Cost $6,055,108)	1,490,900	7,195,424
TOTAL BRAZIL		7,195,424

SHORT-TERM INVESTMENT(C)(D) — 7.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $54,571,884)	54,571,884	54,571,884
TOTAL INVESTMENTS — 106.8%
(Cost $746,293,027)		$817,625,453

Percentages are based on Net Assets of $765,422,585.

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $47,740,146.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $54,571,884.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 70.7%
Communication Services — 4.7%
AT&T	391,036	$11,195,361
Verizon Communications	253,252	13,865,547
		25,060,908
Consumer Discretionary — 2.0%
H&R Block	633,104	10,908,382
Consumer Staples — 24.5%
Altria Group	337,991	13,884,670
B&G Foods (A)	1,109,467	42,248,503
Bunge	203,138	13,293,351
General Mills	269,373	15,650,571
Kraft Heinz	542,562	18,181,253
Philip Morris International	171,719	13,677,419
Universal	301,390	13,824,759
		130,760,526
Energy — 7.7%
Chevron	135,219	11,520,659
Exxon Mobil	252,855	11,338,018
Hess Midstream	420,859	8,783,327
Kinder Morgan	677,338	9,536,919
		41,178,923
Financials — 7.8%
Arbor Realty Trust ‡	1,006,018	14,345,817
Blackstone Mortgage Trust, Cl A ‡	351,173	9,362,272
KKR Real Estate Finance Trust ‡	511,050	8,749,176
Virtu Financial, Cl A	329,389	9,147,133
		41,604,398
Industrials — 2.4%
Ennis	702,811	12,791,160
Real Estate — 12.2%
Alexander’s ‡	31,006	8,284,803
Brookfield Property, Cl A ‡ (A)	991,149	17,196,435
Gladstone Commercial ‡	588,608	10,424,248

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Industrial Logistics Properties Trust ‡	427,839	$9,074,465
Iron Mountain ‡	318,086	10,709,956
Omega Healthcare Investors ‡	260,724	9,443,423
		65,133,330
Utilities — 9.4%
Clearway Energy, Cl C	359,736	11,144,622
Duke Energy	144,882	13,618,908
National Fuel Gas	189,370	7,624,036
PPL	420,384	11,632,025
South Jersey Industries	280,810	6,486,711
		50,506,302
TOTAL COMMON STOCK
(Cost $351,868,144)		377,943,929

MASTER LIMITED PARTNERSHIPS — 28.8%
Energy — 19.0%
BP Midstream Partners (B)	992,258	11,569,728
CrossAmerica Partners (B)	825,221	15,472,894
Delek Logistics Partners (B)	523,676	20,093,448
KNOT Offshore Partners (B)	841,801	13,746,610
MPLX (B)	440,933	10,189,962
Phillips 66 Partners (B)	248,265	6,236,417
Sunoco (B)	320,737	10,032,654
USA Compression Partners (B)	1,052,897	13,982,472
		101,324,185
Financials — 2.5%
Compass Diversified Holdings (B)	660,475	13,605,785
Industrials — 4.8%
Fortress Transportation & Infrastructure Investors (B)	741,289	16,382,487

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® U.S. ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Industrials — continued
Icahn Enterprises (B)	167,705	$9,368,001
		25,750,488
Real Estate — 2.5%
Brookfield Property Partners (B)	787,611	13,413,015
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $119,391,505)		154,093,473

SHORT-TERM INVESTMENT(C)(D) — 7.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $42,334,251)	42,334,251	42,334,251
TOTAL INVESTMENTS — 107.4%
(Cost $513,593,900)		$574,371,653

Percentages are based on Net Assets of $534,827,373.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $41,953,172.
(B)	Security considered Master Limited Partnership. At January 31, 2021, these securities amounted to $154,093,473 or 28.8% of Net Assets of the Fund.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $42,334,251.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Cl — Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 9.1%
Industrials — 1.9%
Aurizon Holdings	62,516	$177,472
Materials — 5.0%
Fortescue Metals Group	15,661	261,826
Rio Tinto	2,742	210,442
Total Materials		472,268
Real Estate — 2.2%
Scentre Group ‡	97,509	204,241
TOTAL AUSTRALIA		853,981
AUSTRIA— 2.5%
Energy — 2.5%
OMV	5,518	232,892
BELGIUM— 3.8%
Communication Services — 1.7%
Proximus	7,454	157,392
Consumer Discretionary — 2.1%
Ageas	3,788	194,621
TOTAL BELGIUM		352,013
DENMARK— 3.4%
Consumer Discretionary — 3.4%
Pandora *	3,316	321,309
FINLAND— 4.3%
Industrials — 2.1%
Wartsila Abp	19,679	193,799
Utilities — 2.2%
Fortum	8,375	203,344
TOTAL FINLAND		397,143

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 6.4%
Energy — 1.8%
Total	3,981	$168,771
Real Estate — 4.6%
Covivio ‡	2,553	210,447
Klepierre ‡	9,070	218,951
Total Real Estate		429,398
TOTAL FRANCE		598,169
GERMANY— 4.0%
Industrials — 1.8%
HOCHTIEF	1,801	167,932
Materials — 2.2%
BASF	2,673	207,284
TOTAL GERMANY		375,216
HONG KONG— 6.8%
Communication Services — 2.7%
HKT Trust & HKT	92,220	121,551
PCCW	247,765	138,040
Total Communication Services		259,591
Real Estate — 2.1%
Swire Pacific, Cl A	31,000	194,104
Utilities — 2.0%
Power Assets Holdings	35,000	186,424
TOTAL HONG KONG		640,119
ITALY— 9.2%
Communication Services — 1.9%
Telecom Italia	373,576	177,459
Energy — 1.7%
Eni	15,627	158,565
Financials — 3.8%
Assicurazioni Generali	10,677	182,769

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Poste Italiane	17,491	$171,614
Total Financials		354,383
Utilities — 1.8%
Snam	32,734	172,119
TOTAL ITALY		862,526
JAPAN— 8.3%
Communication Services — 2.1%
SoftBank	15,400	202,548
Consumer Staples — 1.6%
Japan Tobacco	7,590	150,611
Industrials — 2.3%
Marubeni	32,100	212,876
Real Estate — 2.3%
Japan Retail Fund Investment ‡	115	217,489
TOTAL JAPAN		783,524
NETHERLANDS— 3.7%
Energy — 1.7%
Royal Dutch Shell, Cl A	8,956	164,551
Financials — 2.0%
NN Group	4,532	188,854
TOTAL NETHERLANDS		353,405
NEW ZEALAND— 1.9%
Communication Services — 1.9%
Spark New Zealand	50,854	175,922
PORTUGAL— 3.7%
Energy — 1.6%
Galp Energia	14,992	150,883
Utilities — 2.1%
Energias de Portugal	31,818	199,928
TOTAL PORTUGAL		350,811

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SPAIN— 13.6%
Communication Services — 1.7%
Telefonica	36,708	$158,497
Energy — 1.7%
Repsol	16,645	164,244
Financials — 2.4%
Banco Bilbao Vizcaya Argentaria	50,105	229,308

Industrials — 2.2%
ACS Actividades de Construccion y Servicios	6,625	207,013
Utilities — 5.6%
Enagas	6,440	142,201
Endesa	6,451	165,368
Naturgy Energy Group	8,583	222,210
Total Utilities		529,779
TOTAL SPAIN		1,288,841
SWITZERLAND— 4.1%
Financials — 4.1%
Swiss Re	2,228	197,004
Zurich Insurance Group	483	193,395
Total Financials		390,399
TOTAL SWITZERLAND		390,399
UNITED KINGDOM— 15.1%
Communication Services — 2.1%
Vodafone Group	113,891	195,243
Consumer Staples — 3.5%
British American Tobacco	4,957	180,894
Imperial Brands	7,482	151,031
Total Consumer Staples		331,925
Energy — 1.5%
BP	37,306	139,085

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI SuperDividend® EAFE ETF

	Shares/Number Of Rights	Value
COMMON STOCK — continued
Financials — 8.0%
Legal & General Group	60,270	$201,940
M&G	72,373	174,813
Phoenix Group Holdings	18,193	168,582
Standard Life Aberdeen	49,641	205,931
Total Financials		751,266
TOTAL UNITED KINGDOM		1,417,519
TOTAL COMMON STOCK
(Cost $8,446,016)		9,393,789

RIGHT — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios*	6,625	3,268

TOTAL RIGHT (Cost $0)		3,268
TOTAL INVESTMENTS — 99.9%
(Cost $8,446,016)		$9,397,057

Percentages are based on Net Assets of $9,406,922

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 99.1%
BRAZIL— 7.1%
Financials — 7.1%
Banco do Brasil *	95,932	$594,946
Banco Santander Brasil	109,100	784,517
BB Seguridade Participacoes	109,100	552,719
TOTAL BRAZIL		1,932,182
CHILE— 1.7%
Utilities — 1.7%
Enel Americas	3,068,249	463,036
CHINA— 29.9%
Energy — 3.6%
China Shenhua Energy, Cl H	292,700	542,830
Yanzhou Coal Mining, Cl H	550,000	425,595
		968,425
Financials — 8.2%
Bank of China Ltd., Cl H	1,433,400	486,190
Bank of Communications, Cl H	711,080	385,168
China Everbright Bank, Cl H	1,202,000	494,514
China Minsheng Banking, Cl H	752,400	430,838
PICC Property & Casualty, Cl H	586,200	427,903
		2,224,613
Industrials — 1.7%
Shenzhen International Holdings	283,300	466,939
Information Technology — 3.4%
Lenovo Group	788,300	928,207
Real Estate — 11.0%
Agile Group Holdings	414,400	517,342
China Aoyuan Group	449,800	397,368
China Fortune Land Development, Cl A (A)(B)	212,000	311,007
Guangzhou R&F Properties	359,600	443,828
KWG Group Holdings	287,400	382,516

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	530,000	$424,000
Shenzhen Investment	1,482,800	491,471
		2,967,532
Utilities — 2.0%
China Power International Development	2,392,300	536,843
TOTAL CHINA		8,092,559
COLOMBIA— 1.8%
Energy — 1.8%
Ecopetrol	855,939	488,025
CZECH REPUBLIC— 2.0%
Utilities — 2.0%
CEZ	22,334	538,735
EGYPT— 2.4%
Industrials — 2.4%
ElSewedy Electric	967,178	640,886
INDIA— 5.0%
Financials — 2.6%
REC	387,665	704,024
Utilities — 2.4%
GAIL India	377,189	647,777
TOTAL INDIA		1,351,801
INDONESIA— 2.0%
Energy — 2.0%
Adaro Energy	6,422,900	549,357
MALAYSIA— 3.9%
Consumer Discretionary — 2.0%
Genting Malaysia	872,310	530,831
Financials — 1.9%
Malayan Banking	260,100	502,506

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TOTAL MALAYSIA		$1,033,337
MEXICO— 2.5%
Real Estate — 2.5%
Fibra Uno Administracion ‡	601,700	681,035
PAKISTAN— 2.1%
Financials — 2.1%
MCB Bank	478,489	575,561
ROMANIA— 2.2%
Real Estate — 2.2%
NEPI Rockcastle	98,963	601,569
RUSSIA— 9.4%
Consumer Staples — 2.2%
Magnit PJSC GDR	40,316	601,515
Energy — 3.4%
Gazprom PJSC	167,220	475,215
LUKOIL PJSC	6,163	441,167
		916,382
Materials — 3.8%
MMC Norilsk Nickel PJSC	1,470	477,722
PhosAgro PJSC GDR	35,821	561,673
		1,039,395
TOTAL RUSSIA		2,557,292
SOUTH AFRICA— 11.6%
Energy — 2.7%
Exxaro Resources	72,552	727,809
Financials — 4.4%
Nedbank Group	79,156	643,608
Old Mutual	641,169	552,890
		1,196,498

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.7%
Kumba Iron Ore	18,425	$744,491
Real Estate — 1.8%
Growthpoint Properties ‡	618,416	497,937
TOTAL SOUTH AFRICA		3,166,735
SOUTH KOREA— 3.5%
Financials — 1.9%
Woori Financial Group *	65,595	516,035
Industrials — 1.6%
Hyundai Heavy Industries Holdings	2,049	430,462
TOTAL SOUTH KOREA		946,497
TAIWAN— 2.1%
Information Technology — 2.1%
Lite-On Technology	284,600	557,969
THAILAND— 4.1%
Communication Services — 1.7%
Total Access Communication NVDR	412,300	447,703
Financials — 2.4%
Siam Commercial Bank NVDR	207,300	652,791
TOTAL THAILAND		1,100,494
UNITED ARAB EMIRATES— 5.8%
Financials — 2.5%
Dubai Islamic Bank PJSC	487,328	668,672
Real Estate — 3.3%
Aldar Properties PJSC	936,611	892,460
TOTAL UNITED ARAB EMIRATES		1,561,132
TOTAL INVESTMENTS — 99.1%
(Cost $24,256,764)		$26,838,202

Percentages are based on Net Assets of $27,091,468.

Schedule of Investments (Unaudited)	January 31, 2021

Global X MSCI SuperDividend® Emerging Markets ETF

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2021, was $311,007 and represents 1.1% of Net Assets of the Fund.

Cl — Class
GDR — Global Depositary Receipt
Ltd. — Limited
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$24,325,177	$2,202,018	$311,007	$26,838,202
Total Investments in Securities	$24,325,177	$2,202,018	$311,007	$26,838,202

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA— 3.8%
Real Estate — 3.8%
Charter Hall Long Wale ‡ *	722,177	$2,559,890
Cromwell Property Group ‡	11,797,394	7,331,734
Dexus ‡	369,505	2,554,352
Waypoint REIT ‡	994,518	1,961,017
TOTAL AUSTRALIA		14,406,993
CANADA— 6.4%
Real Estate — 6.4%
H&R Real Estate Investment Trust ‡	269,540	2,565,741
NorthWest Healthcare Properties Real Estate Investment Trust ‡ (A)	1,079,319	10,890,777
SmartCentres Real Estate Investment Trust ‡ (A)	587,199	10,815,916
TOTAL CANADA		24,272,434
MEXICO— 0.7%
Real Estate — 0.7%
Fibra Uno Administracion ‡	2,268,000	2,567,039
SINGAPORE— 7.5%
Real Estate — 7.5%
Ascendas Real Estate Investment Trust ‡	1,113,600	2,584,499
CapitaLand Retail China Trust ‡	1,361,000	1,415,251
Manulife US Real Estate Investment Trust ‡	19,962,212	14,672,225
Mapletree North Asia Commercial Trust ‡	13,332,019	9,845,060
TOTAL SINGAPORE		28,517,035
UNITED STATES— 81.7%
Financials — 38.5%
AGNC Investment ‡	161,583	2,520,695
Annaly Capital Management ‡	2,288,468	18,582,360
Apollo Commercial Real Estate Finance ‡	1,058,594	11,835,081
Arbor Realty Trust ‡	974,180	13,891,807
ARMOUR Residential ‡	1,398,681	15,623,267
Blackstone Mortgage Trust, Cl A ‡	436,760	11,644,022

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Broadmark Realty Capital ‡	242,757	$2,497,970
Chimera Investment ‡	1,187,878	11,997,568
Dynex Capital ‡	136,332	2,460,793
KKR Real Estate Finance Trust ‡	827,206	14,161,767
Ladder Capital, Cl A ‡	917,986	9,023,802
Orchid Island Capital, Cl A ‡	478,695	2,474,853
PennyMac Mortgage Investment Trust ‡	145,821	2,515,412
Ready Capital ‡	1,091,307	12,419,074
Starwood Property Trust ‡	625,782	11,739,670
Two Harbors Investment ‡	409,653	2,486,594
		145,874,735
Real Estate — 43.2%
Brandywine Realty Trust ‡	852,612	9,378,732
Brookfield Property, Cl A ‡ (A)	876,619	15,209,340
Gaming and Leisure Properties ‡	401,007	16,493,418
GEO Group ‡ (A)	687,749	6,148,476
Global Medical ‡	516,730	6,479,794
Global Net Lease ‡	155,111	2,498,838
Industrial Logistics Properties Trust ‡	503,381	10,676,711
Iron Mountain ‡	353,266	11,894,466
LTC Properties ‡	246,513	9,525,262
Medical Properties Trust ‡	120,520	2,544,177
MGM Growth Properties, Cl A ‡	348,686	10,861,569
National Health Investors ‡	145,804	9,453,931
Office Properties Income Trust ‡	292,266	6,763,035
Omega Healthcare Investors ‡	434,102	15,723,174
Physicians Realty Trust ‡	144,338	2,544,679
Spirit Realty Capital ‡	198,207	7,642,862
Uniti Group ‡	670,092	8,248,833
VEREIT ‡	71,463	2,517,641
WP Carey ‡	135,107	8,971,105
		163,576,043

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$309,450,778
TOTAL COMMON STOCK
(Cost $391,523,950)		379,214,279

SHORT-TERM INVESTMENT(B)(C) — 4.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $15,278,966)	15,278,966	15,278,966
TOTAL INVESTMENTS — 104.2%
(Cost $406,802,916)		$394,493,245

Percentages are based on Net Assets of $378,768,044.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $14,625,079.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $15,278,966.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Cl — Class
REIT — Real Estate Investment Trust

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 103.3% (A)
ARGENTINA— 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	7,393	$13,155,917
CHINA— 2.1%
Communication Services — 0.9%
Baidu ADR *	41,470	9,746,279
NetEase ADR	47,610	5,474,674
		15,220,953
Consumer Discretionary — 1.2%
JD.com ADR *	130,859	11,605,885
Pinduoduo ADR *	44,766	7,418,174
Trip.com Group ADR *	74,327	2,365,828
		21,389,887
TOTAL CHINA		36,610,840
ISRAEL— 0.2%
Information Technology — 0.2%
Check Point Software Technologies *	21,272	2,717,285
NETHERLANDS— 0.7%
Information Technology — 0.7%
ASML Holding, Cl G	11,384	6,080,877
NXP Semiconductors	41,957	6,732,840
TOTAL NETHERLANDS		12,813,717
UNITED STATES— 99.6%
Communication Services — 17.9%
Activision Blizzard	116,024	10,558,184
Alphabet, Cl A *	29,686	54,247,009
Alphabet, Cl C *	32,583	59,813,916
Charter Communications, Cl A *	30,000	18,226,800
Comcast, Cl A	686,244	34,017,115
Electronic Arts	43,751	6,265,143
Facebook, Cl A *	237,512	61,356,475
Fox, Cl A	44,358	1,383,082

Schedule of Investments (Unaudited)	January 31, 2021

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Fox, Cl B	36,531	$1,091,912
Match Group *	40,196	5,621,813
Netflix *	66,406	35,353,891
Sirius XM Holdings	627,206	3,926,310
T-Mobile US *	186,524	23,516,946
		315,378,596
Consumer Discretionary — 18.0%
Amazon.com *	49,575	158,947,365
Booking Holdings *	6,073	11,807,916
Dollar Tree *	35,570	3,616,046
eBay	104,131	5,884,443
Lululemon Athletica *	18,842	6,192,989
Marriott International, Cl A *	49,005	5,699,772
O’Reilly Automotive *	10,939	4,654,216
Peloton Interactive, Cl A *	38,625	5,644,271
Ross Stores *	53,776	5,984,731
Starbucks	176,327	17,070,216
Tesla *	115,908	91,976,475
		317,478,440
Consumer Staples — 5.1%
Costco Wholesale	66,312	23,370,338
Keurig Dr Pepper	212,512	6,757,882
Kraft Heinz	184,624	6,186,750
Mondelez International, Cl A	214,753	11,905,907
Monster Beverage *	79,719	6,922,001
PepsiCo	207,729	28,369,549
Walgreens Boots Alliance	130,832	6,574,308
		90,086,735
Health Care — 7.0%
Alexion Pharmaceuticals *	33,019	5,062,803
Align Technology *	11,962	6,284,596
Amgen	87,491	21,122,953
Biogen Idec *	23,250	6,570,683

Schedule of Investments (Unaudited)	January 31, 2021

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cerner	43,773	$3,506,655
DexCom *	14,455	5,418,457
Gilead Sciences	188,231	12,347,954
IDEXX Laboratories *	12,837	6,144,815
Illumina *	21,897	9,337,757
Incyte *	33,079	2,968,840
Intuitive Surgical *	17,626	13,177,902
Moderna *	59,776	10,350,812
Regeneron Pharmaceuticals *	15,722	7,921,372
Seagen *	27,257	4,477,507
Vertex Pharmaceuticals *	39,010	8,936,411
		123,629,517
Industrials — 1.8%
Cintas	15,778	5,019,298
Copart *	33,755	3,704,611
CSX	114,799	9,844,588
Fastenal	82,617	3,766,509
PACCAR	49,908	4,552,608
Verisk Analytics, Cl A	23,406	4,295,001
		31,182,615
Information Technology — 48.8%
Adobe *	72,114	33,083,740
Advanced Micro Devices *	178,535	15,289,737
Analog Devices	55,462	8,171,216
ANSYS *	12,269	4,347,766
Apple	1,680,043	221,698,474
Applied Materials	137,174	13,261,982
Atlassian, Cl A *	19,992	4,620,751
Autodesk *	32,898	9,126,892
Automatic Data Processing	64,401	10,633,893
Broadcom	60,767	27,375,534
Cadence Design Systems *	42,118	5,491,766
CDW	21,644	2,849,649

Schedule of Investments (Unaudited)	January 31, 2021

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	635,041	$28,310,128
Cognizant Technology Solutions, Cl A	80,750	6,294,463
DocuSign, Cl A *	27,964	6,512,536
Fiserv *	100,650	10,335,749
Intel	615,977	34,192,883
Intuit	38,975	14,078,939
KLA	23,327	6,533,193
Lam Research	21,625	10,465,419
Marvell Technology Group	101,232	5,209,399
Maxim Integrated Products *	40,415	3,544,800
Microchip Technology	39,284	5,346,945
Micron Technology *	167,181	13,085,257
Microsoft	747,089	173,294,765
NVIDIA	93,040	48,342,654
Okta, Cl A *	18,178	4,708,284
Paychex	54,319	4,743,135
PayPal Holdings *	176,119	41,266,442
QUALCOMM	169,960	26,561,349
Skyworks Solutions	23,933	4,050,660
Splunk *	23,044	3,802,951
Synopsys *	22,963	5,865,898
Texas Instruments	137,922	22,852,296
VeriSign *	16,585	3,218,651
Workday, Cl A *	27,209	6,190,864
Xilinx *	37,055	4,838,271
Zoom Video Communications, Cl A *	29,249	10,882,675
		860,480,006
Utilities — 1.0%
American Electric Power	74,932	6,062,748
Exelon	147,317	6,122,495
Xcel Energy	79,369	5,078,822
		17,264,065

Schedule of Investments (Unaudited)	January 31, 2021

Global X NASDAQ 100® Covered Call ETF

	Shares/Number of Contracts	Value
TOTAL UNITED STATES		$1,755,499,974
TOTAL COMMON STOCK
(Cost $1,184,903,718)		1,820,797,733
TOTAL INVESTMENTS — 103.3%
(Cost $1,184,903,718)		$1,820,797,733

WRITTEN OPTION— (3.6)%(1)
UNITED STATES— (3.6)%
(Premiums Received $60,468,066)	(1,408)	$(62,693,055)

Percentages are based on Net Assets of $1,762,885,762.

A list of the exchange traded option contracts held by the Fund at January 31, 2021, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (3.6)%
Call Options
NDX*	(1,408)	$(60,468,066)	$12,825.00	02/20/21	$(62,693,055)

*	Non-income producing security.
+	Notional amount for all options totals $(1,819,892,096).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at January 31, 2021 was $1,820,797,733.

ADR — American Depositary Receipt
Cl — Class NDX — NDX Index

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,820,797,733	$—	$—	$1,820,797,733
Total Investments in Securities	$1,820,797,733	$—	$—	$1,820,797,733

Schedule of Investments (Unaudited)	January 31, 2021

Global X NASDAQ 100® Covered Call ETF

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(62,693,055)	$—	$—	$(62,693,055)
Total Liabilities	$(62,693,055)	$—	$—	$(62,693,055)

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.3% (A)
UNITED KINGDOM— 0.4%
Energy — 0.0%
TechnipFMC	2,518	$26,918
Materials — 0.4%
Linde	2,241	549,941
TOTAL UNITED KINGDOM		576,859
UNITED STATES— 100.9%
Communication Services — 10.9%
Activision Blizzard	3,248	295,568
Alphabet, Cl A *	1,294	2,364,604
Alphabet, Cl C *	1,251	2,296,511
AT&T	30,672	878,139
Charter Communications, Cl A *	615	373,649
Comcast, Cl A	19,685	975,786
Discovery, Cl A *	908	37,609
Discovery, Cl C *	1,047	36,676
DISH Network, Cl A *	1,400	40,628
Electronic Arts	1,300	186,160
Facebook, Cl A *	10,356	2,675,265
Fox, Cl A	1,400	43,652
Fox, Cl B	908	27,140
Interpublic Group	1,019	24,527
Live Nation Entertainment *	617	41,000
Lumen Technologies	4,058	50,238
Netflix *	1,905	1,014,203
News, Cl A	2,231	43,281
News, Cl B	721	13,613
Omnicom Group	900	56,142
Take-Two Interactive Software *	494	99,022
T-Mobile US *	2,431	306,500
Twitter *	3,533	178,523
Verizon Communications	17,862	977,945
ViacomCBS, Cl B	2,597	125,955

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	7,841	$1,318,621
		14,480,957
Consumer Discretionary — 13.0%
Advance Auto Parts	281	41,908
Amazon.com *	1,841	5,902,614
Aptiv *	1,238	165,397
AutoZone *	94	105,127
Best Buy	927	100,876
Booking Holdings *	171	332,480
BorgWarner	832	34,935
CarMax *	703	82,799
Carnival *	2,488	46,451
Chipotle Mexican Grill, Cl A *	120	177,600
Darden Restaurants	526	61,484
Dollar General	996	193,831
Dollar Tree *	1,130	114,876
Domino’s Pizza	191	70,815
DR Horton	1,623	124,646
eBay	2,994	169,191
Etsy *	486	96,758
Expedia Group *	550	68,255
Ford Motor *	15,301	161,120
Gap	1,258	25,475
Garmin	692	79,483
General Motors *	5,529	280,210
Genuine Parts	671	62,994
Hanesbrands	2,099	32,094
Hasbro	652	61,171
Hilton Worldwide Holdings *	1,217	123,392
Home Depot	4,657	1,261,209
L Brands *	868	35,380
Las Vegas Sands *	1,596	76,752
Leggett & Platt	770	31,570

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lennar, Cl A	1,199	$99,697
LKQ *	1,180	41,406
Lowe’s	3,111	519,070
Marriott International, Cl A *	1,203	139,921
McDonald’s	3,190	663,010
MGM Resorts International	1,923	54,921
Mohawk Industries *	208	29,869
Newell Brands	2,246	53,949
NIKE, Cl B	5,381	718,848
Norwegian Cruise Line Holdings *	1,053	23,850
NVR *	12	53,358
O’Reilly Automotive *	330	140,405
Pool	183	64,815
PulteGroup	1,026	44,631
PVH *	200	17,052
Ralph Lauren, Cl A *	322	32,538
Ross Stores *	1,581	175,949
Royal Caribbean Cruises *	858	55,770
Starbucks	5,161	499,636
Tapestry *	973	30,766
Target	2,098	380,095
Tesla *	3,299	2,617,855
TJX	5,019	321,417
Tractor Supply	548	77,674
Ulta Beauty *	263	73,577
Under Armour, Cl A *	1,084	18,970
Under Armour, Cl C *	1,116	16,706
VF	1,209	92,936
Whirlpool	335	62,005
Wynn Resorts *	443	44,092
Yum! Brands	1,172	118,946
		17,404,627

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.3%
Altria Group	7,767	$319,068
Archer-Daniels-Midland	2,474	123,725
Brown-Forman, Cl B	767	54,971
Campbell Soup	785	37,766
Church & Dwight	982	82,910
Clorox	504	105,568
Coca-Cola	16,639	801,168
Colgate-Palmolive	3,565	278,070
Conagra Brands	1,878	64,979
Constellation Brands, Cl A	669	141,112
Costco Wholesale	1,889	665,740
Estee Lauder, Cl A	1,017	240,673
General Mills	2,404	139,672
Hershey	651	94,681
Hormel Foods	1,312	61,480
J M Smucker	538	62,629
Kellogg	1,182	69,667
Kimberly-Clark	1,568	207,133
Kraft Heinz	2,987	100,094
Kroger	2,864	98,808
Lamb Weston Holdings	646	48,256
McCormick	1,185	106,105
Molson Coors Beverage, Cl B *	1,079	54,123
Mondelez International, Cl A	5,986	331,864
Monster Beverage *	1,581	137,278
PepsiCo	5,944	811,772
Philip Morris International	6,910	550,382
Procter & Gamble	10,749	1,378,129
Sysco	2,006	143,449
Tyson Foods, Cl A	1,476	94,922
Walgreens Boots Alliance	3,251	163,363
Walmart	5,963	837,742
		8,407,299

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.4%
Apache	1,174	$16,765
Baker Hughes, Cl A	3,135	62,982
Cabot Oil & Gas	1,311	24,031
Chevron	8,244	702,389
ConocoPhillips	5,633	225,487
Devon Energy	1,713	28,196
Diamondback Energy	879	49,830
EOG Resources	2,330	118,737
Exxon Mobil	18,147	813,711
Halliburton	4,337	76,461
Hess	1,390	75,032
HollyFrontier	865	24,618
Kinder Morgan	7,703	108,458
Marathon Oil	4,879	35,324
Marathon Petroleum	2,916	125,855
NOV *	2,226	27,558
Occidental Petroleum	3,201	64,212
ONEOK	2,062	82,129
Phillips 66	1,670	113,226
Pioneer Natural Resources	717	86,685
Schlumberger	6,254	138,901
Valero Energy	1,963	110,772
Williams	4,546	96,512
		3,207,871
Financials — 10.5%
Aflac	2,489	112,453
Allstate	1,242	133,118
American Express	2,720	316,227
American International Group	3,334	124,825
Ameriprise Financial	534	105,663
Aon, Cl A	944	191,726
Arthur J Gallagher	886	102,253
Assurant	199	26,958

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of America	32,791	$972,253
Bank of New York Mellon	3,658	145,698
Berkshire Hathaway, Cl B *	8,375	1,908,411
BlackRock, Cl A	603	422,860
Capital One Financial	1,976	206,018
Cboe Global Markets	513	47,057
Charles Schwab	6,221	320,630
Chubb	1,871	272,549
Cincinnati Financial	710	59,704
Citigroup	8,874	514,603
Citizens Financial Group	1,652	60,199
CME Group, Cl A	1,484	269,702
Comerica	470	26,884
Discover Financial Services	1,333	111,359
Everest Re Group	160	33,773
Fifth Third Bancorp	3,073	88,902
First Republic Bank	804	116,572
Franklin Resources	1,596	41,959
Globe Life	380	34,348
Goldman Sachs Group	1,496	405,670
Hartford Financial Services Group	1,344	64,539
Huntington Bancshares	3,604	47,663
Intercontinental Exchange	2,533	279,517
Invesco	2,359	48,572
JPMorgan Chase	13,219	1,700,889
KeyCorp	4,823	81,316
Lincoln National	643	29,250
Loews	1,285	58,198
M&T Bank	534	70,739
MarketAxess Holdings	181	97,878
Marsh & McLennan	2,314	254,332
MetLife	3,482	167,658

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Moody’s	729	$194,104
Morgan Stanley	6,007	402,769
MSCI, Cl A	359	141,913
Nasdaq	538	72,775
Northern Trust	908	80,984
People’s United Financial	2,109	28,809
PNC Financial Services Group	1,744	250,299
Principal Financial Group	899	44,294
Progressive	2,653	231,315
Prudential Financial	1,522	119,142
Raymond James Financial	491	49,066
Regions Financial	4,404	74,912
S&P Global	1,003	317,951
State Street	1,568	109,760
SVB Financial Group *	216	94,560
Synchrony Financial	2,280	76,722
T Rowe Price Group	1,012	158,358
Travelers	1,090	148,567
Truist Financial	6,091	292,246
Unum Group	1,292	30,013
US Bancorp	5,642	241,760
W R Berkley	488	30,324
Wells Fargo	18,122	541,485
Willis Towers Watson	621	126,026
Zions Bancorp	1,001	44,184
		13,975,263
Health Care — 13.9%
Abbott Laboratories	7,615	941,138
AbbVie	7,579	776,696
ABIOMED *	188	65,471
Agilent Technologies	1,204	144,685
Alexion Pharmaceuticals *	854	130,944
Align Technology *	291	152,885

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AmerisourceBergen, Cl A	642	$66,896
Amgen	2,484	599,712
Anthem	1,038	308,265
Baxter International	2,289	175,864
Becton Dickinson	1,224	320,431
Biogen Idec *	609	172,109
Bio-Rad Laboratories, Cl A *	90	51,639
Boston Scientific *	5,971	211,612
Bristol-Myers Squibb	9,652	592,922
Cardinal Health	1,384	74,362
Catalent *	667	76,738
Centene *	2,588	156,056
Cerner	1,353	108,389
Cigna	1,499	325,358
Cooper	192	69,896
CVS Health	5,501	394,147
Danaher	2,700	642,168
DaVita *	407	47,770
DENTSPLY SIRONA	988	52,848
DexCom *	374	140,194
Edwards Lifesciences *	2,845	234,940
Eli Lilly	3,514	730,807
Gilead Sciences	5,469	358,766
HCA Healthcare	1,144	185,877
Henry Schein *	784	51,626
Hologic *	1,210	96,473
Humana	598	229,100
IDEXX Laboratories *	369	176,633
Illumina *	664	283,156
Incyte *	856	76,826
Intuitive Surgical *	495	370,082
IQVIA Holdings *	875	155,575

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Johnson & Johnson	11,429	$1,864,413
Laboratory Corp of America Holdings *	460	105,299
McKesson	639	111,486
Medtronic	5,760	641,261
Merck	10,882	838,676
Mettler-Toledo International *	91	106,297
PerkinElmer	464	68,241
Perrigo	759	32,409
Pfizer	23,923	858,836
Quest Diagnostics	631	81,494
Regeneron Pharmaceuticals *	459	231,263
ResMed	691	139,285
STERIS	361	67,547
Stryker	1,363	301,236
Teleflex	203	76,659
Thermo Fisher Scientific	1,702	867,510
UnitedHealth Group	4,110	1,371,014
Universal Health Services, Cl B *	425	52,989
Varian Medical Systems *	401	70,403
Vertex Pharmaceuticals *	1,069	244,887
Viatris, Cl W *	5,925	100,666
Waters *	302	79,930
West Pharmaceutical Services	322	96,436
Zimmer Biomet Holdings	928	142,606
Zoetis, Cl A	1,982	305,723
		18,605,622
Industrials — 8.2%
3M	2,538	445,825
Alaska Air Group *	387	18,897
Allegion	374	40,022
American Airlines Group *	2,365	40,607
AMETEK	1,014	114,845
AO Smith	507	27,530

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Boeing *	2,260	$438,869
Carrier Global	3,559	137,021
Caterpillar	2,289	418,521
CH Robinson Worldwide	623	53,304
Cintas	380	120,885
Copart *	829	90,983
CSX	3,169	271,757
Cummins	656	153,779
Deere	1,366	394,501
Delta Air Lines *	2,980	113,121
Dover	615	71,641
Eaton	1,821	214,332
Emerson Electric	2,685	213,055
Equifax	571	101,130
Expeditors International of Washington	703	62,932
Fastenal	2,183	99,523
FedEx	1,088	256,050
Flowserve	777	27,630
Fortive	1,241	82,005
Fortune Brands Home & Security	557	48,041
General Dynamics	1,036	151,960
General Electric	36,871	393,782
Honeywell International	3,000	586,110
Howmet Aerospace *	1,851	45,498
Huntington Ingalls Industries	222	34,927
IDEX	318	59,208
IHS Markit	1,510	131,491
Illinois Tool Works	1,200	233,052
Ingersoll Rand *	1,858	77,739
Jacobs Engineering Group	543	54,821
JB Hunt Transport Services	345	46,458
Johnson Controls International	3,328	165,801

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kansas City Southern	404	$81,879
L3Harris Technologies	859	147,327
Lockheed Martin	1,080	347,566
Masco	1,116	60,610
Nielsen Holdings	2,011	44,906
Norfolk Southern	1,042	246,558
Northrop Grumman	714	204,639
Old Dominion Freight Line	410	79,540
Otis Worldwide	1,815	117,340
PACCAR	1,386	126,431
Parker-Hannifin	555	146,858
Pentair	947	51,574
Quanta Services	509	35,869
Raytheon Technologies	6,716	448,159
Republic Services, Cl A	1,005	90,973
Robert Half International	415	28,012
Rockwell Automation	444	110,347
Rollins	1,200	43,224
Roper Technologies	471	185,061
Snap-On	209	37,618
Southwest Airlines *	2,651	116,485
Stanley Black & Decker	683	118,494
Teledyne Technologies *	156	55,694
Textron	887	40,146
Trane Technologies	1,060	151,951
TransDigm Group *	249	137,767
Union Pacific	2,871	566,936
United Airlines Holdings *	1,117	44,669
United Parcel Service, Cl B	3,142	487,010
United Rentals *	301	73,146
Verisk Analytics, Cl A	698	128,083
Waste Management	1,750	194,810

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Westinghouse Air Brake Technologies	903	$67,012
WW Grainger	204	74,336
Xylem	840	81,136
		11,009,819
Information Technology — 28.2%
Accenture, Cl A	2,714	656,571
Adobe *	2,070	949,654
Advanced Micro Devices *	5,102	436,935
Akamai Technologies *	707	78,498
Amphenol, Cl A	1,336	166,840
Analog Devices	1,548	228,067
ANSYS *	385	136,433
Apple	68,995	9,104,580
Applied Materials	3,814	368,737
Arista Networks *	225	69,201
Autodesk *	924	256,345
Automatic Data Processing	1,787	295,070
Broadcom	1,734	781,167
Broadridge Financial Solutions	494	69,807
Cadence Design Systems *	1,098	143,168
CDW	620	81,629
Cisco Systems	18,158	809,484
Citrix Systems	553	73,720
Cognizant Technology Solutions, Cl A	2,212	172,425
Corning	3,234	116,004
DXC Technology *	1,466	41,341
Enphase Energy *	545	99,381
F5 Networks *	329	64,468
Fidelity National Information Services	2,720	335,811
Fiserv *	2,300	236,187
FleetCor Technologies *	306	74,282
FLIR Systems	789	41,067
Fortinet *	671	97,127

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gartner *	411	$62,435
Global Payments	1,251	220,827
Hewlett Packard Enterprise	5,449	67,241
HP	6,352	154,608
Intel	17,624	978,308
International Business Machines	3,939	469,174
Intuit	1,109	400,604
IPG Photonics *	132	29,493
Jack Henry & Associates	329	47,636
Juniper Networks	1,887	46,080
Keysight Technologies *	895	126,723
KLA	702	196,609
Lam Research	605	292,790
Leidos Holdings	567	60,136
Mastercard, Cl A	3,808	1,204,432
Maxim Integrated Products *	1,159	101,656
Microchip Technology	1,181	160,746
Micron Technology *	4,694	367,399
Microsoft	32,631	7,569,087
Motorola Solutions	648	108,572
NetApp	1,060	70,426
NortonLifeLock	2,830	59,628
NVIDIA	2,681	1,393,021
Oracle	8,059	487,005
Paychex	1,527	133,338
Paycom Software *	204	77,467
PayPal Holdings *	5,065	1,186,780
Qorvo *	561	95,864
QUALCOMM	4,846	757,333
salesforce.com *	3,937	888,030
Seagate Technology	1,079	71,344
ServiceNow *	827	449,193

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	804	$136,077
Synopsys *	604	154,292
TE Connectivity	1,486	178,914
Teradyne	677	76,826
Texas Instruments	3,925	650,333
Trimble *	1,076	70,919
Tyler Technologies *	169	71,452
VeriSign *	494	95,871
Visa, Cl A	7,352	1,420,774
Vontier *	667	21,631
Western Digital *	1,415	79,848
Western Union	2,012	44,807
Xerox Holdings	1,201	25,257
Xilinx *	1,048	136,837
Zebra Technologies, Cl A *	248	96,182
		37,578,004
Materials — 2.2%
Air Products & Chemicals	927	247,287
Albemarle	421	68,480
Amcor	6,827	74,687
Avery Dennison	382	57,632
Ball	1,311	115,394
Celanese, Cl A	487	59,487
CF Industries Holdings	802	33,187
Corteva	3,039	121,135
Dow	3,215	166,858
DuPont de Nemours	3,298	262,026
Eastman Chemical	554	54,486
Ecolab	1,033	211,259
FMC	577	62,483
Freeport-McMoRan Copper & Gold *	6,277	168,914
International Flavors & Fragrances	499	56,078
International Paper	1,835	92,319

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
LyondellBasell Industries, Cl A	946	$81,129
Martin Marietta Materials	296	85,074
Mosaic	2,055	53,348
Newmont	3,688	219,805
Nucor	1,279	62,325
Packaging Corp of America	382	51,364
PPG Industries	1,059	142,658
Sealed Air	813	34,366
Sherwin-Williams	369	255,274
Vulcan Materials	623	92,914
Westrock	989	40,974
		2,970,943
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	484	80,881
American Tower, Cl A ‡	1,883	428,119
Apartment Investment and Management, Cl A ‡ *	27	124
AvalonBay Communities ‡	624	102,130
Boston Properties ‡	562	51,294
CBRE Group, Cl A *	1,448	88,299
Crown Castle International ‡	1,940	308,964
Digital Realty Trust ‡	1,288	185,408
Duke Realty ‡	1,723	68,162
Equinix ‡	369	273,045
Equity Residential ‡	1,679	103,493
Essex Property Trust ‡	313	74,998
Extra Space Storage ‡	604	68,729
Federal Realty Investment Trust ‡	416	36,425
Healthpeak Properties ‡	1,995	59,152
Host Hotels & Resorts ‡ *	3,176	43,035
Iron Mountain ‡	1,609	54,175
Kimco Realty ‡	2,470	40,780
Mid-America Apartment Communities ‡	536	71,154

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
ProLogis ‡	3,073	$317,134
Public Storage ‡	595	135,434
Realty Income ‡	1,676	98,984
Regency Centers ‡	908	42,839
SBA Communications, Cl A ‡	498	133,798
Simon Property Group ‡	1,369	127,221
SL Green Realty ‡	440	29,684
UDR ‡	1,587	61,020
Ventas ‡	1,594	73,436
Vornado Realty Trust ‡	747	29,701
Welltower ‡	1,950	118,170
Weyerhaeuser ‡	3,249	101,336
		3,407,124
Utilities — 2.8%
AES	2,686	65,511
Alliant Energy	1,043	50,742
Ameren	961	69,884
American Electric Power	2,223	179,863
American Water Works	735	116,880
Atmos Energy	519	46,191
CenterPoint Energy	2,208	46,567
CMS Energy	1,348	76,674
Consolidated Edison	1,364	96,544
Dominion Energy	3,359	244,837
DTE Energy	919	109,104
Duke Energy	3,045	286,230
Edison International	1,735	100,908
Entergy	956	91,135
Evergy	1,072	57,599
Eversource Energy	1,583	138,512
Exelon	4,234	175,965
FirstEnergy	2,741	84,313
NextEra Energy	8,378	677,529

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
NiSource	2,006	$44,433
NRG Energy	968	40,085
Pinnacle West Capital	450	33,863
PPL	3,403	94,161
Public Service Enterprise Group	2,019	113,932
Sempra Energy	1,139	140,963
Southern	4,789	282,168
WEC Energy Group	1,205	107,124
Xcel Energy	2,267	145,065
		3,716,782
TOTAL UNITED STATES		134,764,311
TOTAL INVESTMENTS — 101.4%
(Cost $113,310,454)		$135,341,170

WRITTEN OPTION— (1.6)%(1)
UNITED STATES— (1.6)%
(Premiums Received $3,388,006)	(364)	$(2,089,360)

Percentages are based on Net Assets of $133,425,665.

A list of the exchange traded option contracts held by the Fund at January 31, 2021, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.6)%
Call Options
S&P 500 Index*	(364)	$(3,388,006)	$3,765.00	02/20/21	$(2,089,360)

*	Non-income producing security.
‡	Real Estate Investment Trust
+	Notional amount for all options totals $(135,234,736).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at January 31, 2021 was $135,093,883.

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Covered Call ETF

Cl — Class
S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$135,341,170	$—	$—	$135,341,170
Total Investments in Securities	$135,341,170	$—	$—	$135,341,170

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(2,089,360)	$—	$—	$(2,089,360)
Total Liabilities	$(2,089,360)	$—	$—	$(2,089,360)

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X Russell 2000 Covered Call ETF

	Shares/Number of Contracts	Value
EXCHANGE TRADED FUND — 102.1%‡ (A)
Vanguard Russell 2000 ETF
(Cost $32,713,254)	248,989	$41,332,174
TOTAL INVESTMENTS — 102.1%
(Cost $32,713,254)		$41,332,174

WRITTEN OPTION— (2.1)%(1)
UNITED STATES— (2.1)%
(Premiums Received $1,407,836)	(199)	$(854,025)

Percentages are based on Net Assets of $40,494,318.

A list of the exchange traded option contracts held by the Fund at January 31, 2021, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.1)%
Call Options
Russell 2000 Index*	(199)	$(1,407,836)	$2,120.00	02/20/21	$(854,025)

+	Notional amount for all options totals $(41,265,456).
‡	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
*	Non-Income producing security.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at January 31, 2021 was $41,332,174.

ETF — Exchange Traded Fund

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	41,332,174	—	—	41,332,174
Total Investments in Securities	$41,332,174	$—	$—	$41,332,174

Schedule of Investments (Unaudited)	January 31, 2021

Global X Russell 2000 Covered Call ETF

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(854,025)	$—	$—	$(854,025)
Total Liabilities	$(854,025)	$—	$—	$(854,025)

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.7% (A)
ARGENTINA— 0.8%
Consumer Discretionary — 0.8%
MercadoLibre *	19	$33,811
CHINA— 2.0%
Communication Services — 0.8%
Baidu ADR *	102	23,972
NetEase ADR	121	13,914
		37,886
Consumer Discretionary — 1.2%
JD.com ADR *	321	28,469
Pinduoduo ADR *	109	18,062
Trip.com Group ADR *	187	5,952
		52,483
TOTAL CHINA		90,369
ISRAEL— 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	51	6,515
NETHERLANDS— 0.7%
Information Technology — 0.7%
ASML Holding, Cl G	28	14,956
NXP Semiconductors	103	16,528
TOTAL NETHERLANDS		31,484
UNITED STATES— 98.1%
Communication Services — 17.6%
Activision Blizzard	284	25,844
Alphabet, Cl A *	74	135,225
Alphabet, Cl C *	82	150,531
Charter Communications, Cl A *	75	45,567
Comcast, Cl A	1,721	85,310
Electronic Arts	109	15,609
Facebook, Cl A *	595	153,707
Fox, Cl A	123	3,835

Schedule of Investments (Unaudited)	January 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Fox, Cl B	93	$2,780
Match Group *	100	13,986
Netflix *	166	88,376
Sirius XM Holdings	1,551	9,709
T-Mobile US *	468	59,005
		789,484
Consumer Discretionary — 17.7%
Amazon.com *	124	397,568
Booking Holdings *	15	29,165
Dollar Tree *	85	8,641
eBay	260	14,693
Lululemon Athletica *	47	15,448
Marriott International, Cl A *	122	14,190
O’Reilly Automotive *	27	11,488
Peloton Interactive, Cl A *	93	13,590
Ross Stores *	134	14,913
Starbucks	443	42,887
Tesla *	290	230,124
		792,707
Consumer Staples — 5.0%
Costco Wholesale	166	58,503
Keurig Dr Pepper	531	16,886
Kraft Heinz	462	15,482
Mondelez International, Cl A	527	29,217
Monster Beverage *	199	17,279
PepsiCo	521	71,153
Walgreens Boots Alliance	327	16,432
		224,952
Health Care — 6.9%
Alexion Pharmaceuticals *	83	12,726
Align Technology *	29	15,236
Amgen	220	53,114
Biogen Idec *	58	16,391

Schedule of Investments (Unaudited)	January 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cerner	109	$8,732
DexCom *	36	13,495
Gilead Sciences	462	30,307
IDEXX Laboratories *	32	15,318
Illumina *	55	23,454
Incyte *	78	7,001
Intuitive Surgical *	44	32,896
Moderna *	149	25,801
Regeneron Pharmaceuticals *	39	19,650
Seagen *	68	11,170
Vertex Pharmaceuticals *	96	21,992
		307,283
Industrials — 1.8%
Cintas	39	12,407
Copart *	84	9,219
CSX	281	24,096
Fastenal	205	9,346
PACCAR	131	11,950
Verisk Analytics, Cl A	61	11,194
		78,212
Information Technology — 48.1%
Adobe *	181	83,037
Advanced Micro Devices *	455	38,966
Analog Devices	139	20,479
ANSYS *	32	11,340
Apple	4,201	554,364
Applied Materials	337	32,581
Atlassian, Cl A *	50	11,557
Autodesk *	82	22,749
Automatic Data Processing	158	26,089
Broadcom	153	68,927
Cadence Design Systems *	105	13,691
CDW	51	6,715

Schedule of Investments (Unaudited)	January 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	1,593	$71,016
Cognizant Technology Solutions, Cl A	202	15,746
DocuSign, Cl A *	70	16,302
Fiserv *	247	25,364
Intel	1,544	85,708
Intuit	97	35,039
KLA	58	16,244
Lam Research	54	26,133
Marvell Technology Group	253	13,019
Maxim Integrated Products *	96	8,420
Microchip Technology	98	13,339
Micron Technology *	421	32,952
Microsoft	1,868	433,301
NVIDIA	233	121,065
Okta, Cl A *	45	11,655
Paychex	136	11,876
PayPal Holdings *	441	103,331
QUALCOMM	426	66,575
Skyworks Solutions	60	10,155
Splunk *	57	9,407
Synopsys *	57	14,561
Texas Instruments	346	57,329
VeriSign *	43	8,345
Workday, Cl A *	68	15,472
Xilinx *	93	12,143
Zoom Video Communications, Cl A *	73	27,161
		2,152,153
Utilities — 1.0%
American Electric Power	187	15,130
Exelon	368	15,294
Xcel Energy	198	12,670
		43,094

Schedule of Investments (Unaudited)	January 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

	Shares/Number of Contracts	Value
TOTAL UNITED STATES		$4,387,885
TOTAL INVESTMENTS — 101.7%
(Cost $4,086,649)		$4,550,064

WRITTEN OPTION— (1.8)%(1)
UNITED STATES— (1.8)%
(Premiums Received $75,908)	(9)	$(81,900)

Percentages are based on Net Assets of $4,475,932.

A list of the exchange traded option contracts held by the Fund at January 31, 2021, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.8)%
Call Options
NQX*	(9)	$(75,908)	$2,565.00	02/20/21	$(81,900)

*	Non-income producing security.
‡	Real Estate Investment Trust
+	Notional amount for all options totals $(2,326,568).
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at January 31, 2021 was $4,550,064.
ADR — American Depositary Receipt
Cl — Class NQX — NQX Index

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,550,064	$—	$—	$4,550,064
Total Investments in Securities	$4,550,064	$—	$—	$4,550,064

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(81,900)	$—	$—	$(81,900)
Total Liabilities	$(81,900)	$—	$—	$(81,900)

Schedule of Investments (Unaudited)	January 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.7% (A)
UNITED KINGDOM— 0.4%
Energy — 0.0%
TechnipFMC	58	$620
Materials — 0.4%
Linde	69	16,932
TOTAL UNITED KINGDOM		17,552
UNITED STATES— 100.3%
Communication Services — 10.8%
Activision Blizzard	101	9,191
Alphabet, Cl A *	39	71,267
Alphabet, Cl C *	38	69,758
AT&T	938	26,855
Charter Communications, Cl A *	19	11,544
Comcast, Cl A	602	29,840
Discovery, Cl A *	21	870
Discovery, Cl C *	41	1,436
DISH Network, Cl A *	33	958
Electronic Arts	39	5,585
Facebook, Cl A *	317	81,890
Fox, Cl A	47	1,465
Fox, Cl B	21	628
Interpublic Group	53	1,276
Live Nation Entertainment *	17	1,130
Lumen Technologies	134	1,659
Netflix *	58	30,879
News, Cl A	53	1,028
News, Cl B	17	321
Omnicom Group	29	1,809
Take-Two Interactive Software *	15	3,007
T-Mobile US *	77	9,708
Twitter *	108	5,457
Verizon Communications	545	29,839
ViacomCBS, Cl B	77	3,735

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	238	$40,024
		441,159
Consumer Discretionary — 12.9%
Advance Auto Parts	9	1,342
Amazon.com *	56	179,546
Aptiv *	37	4,943
AutoZone *	3	3,355
Best Buy	29	3,156
Booking Holdings *	5	9,722
BorgWarner	30	1,260
CarMax *	22	2,591
Carnival *	81	1,512
Chipotle Mexican Grill, Cl A *	3	4,440
Darden Restaurants	18	2,104
Dollar General	32	6,228
Dollar Tree *	30	3,050
Domino’s Pizza	5	1,854
DR Horton	45	3,456
eBay	85	4,803
Etsy *	17	3,385
Expedia Group *	18	2,234
Ford Motor *	503	5,297
Gap	28	567
Garmin	21	2,412
General Motors *	163	8,261
Genuine Parts	20	1,878
Hanesbrands	47	719
Hasbro	18	1,689
Hilton Worldwide Holdings *	35	3,549
Home Depot	142	38,457
L Brands *	32	1,304
Las Vegas Sands *	44	2,116
Leggett & Platt	18	738

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lennar, Cl A	38	$3,160
LKQ *	38	1,333
Lowe’s	96	16,018
Marriott International, Cl A *	36	4,187
McDonald’s	98	20,369
MGM Resorts International	56	1,599
Mohawk Industries *	9	1,292
Newell Brands	51	1,225
NIKE, Cl B	165	22,043
Norwegian Cruise Line Holdings *	40	906
O’Reilly Automotive *	9	3,829
Pool	6	2,125
PulteGroup	36	1,566
PVH *	9	767
Ralph Lauren, Cl A *	6	606
Ross Stores *	48	5,342
Royal Caribbean Cruises *	24	1,560
Starbucks	154	14,909
Tapestry *	38	1,202
Target	66	11,957
Tesla *	99	78,558
TJX	157	10,054
Tractor Supply	15	2,126
Ulta Beauty *	6	1,679
Under Armour, Cl A *	26	455
Under Armour, Cl C *	27	404
VF	44	3,382
Whirlpool	9	1,666
Wynn Resorts *	12	1,194
Yum! Brands	41	4,161
		525,642
Consumer Staples — 6.3%
Altria Group	243	9,982

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Archer-Daniels-Midland	75	$3,751
Brown-Forman, Cl B	24	1,720
Campbell Soup	27	1,299
Church & Dwight	33	2,786
Clorox	17	3,561
Coca-Cola	510	24,557
Colgate-Palmolive	112	8,736
Conagra Brands	66	2,284
Constellation Brands, Cl A	21	4,430
Costco Wholesale	58	20,441
Estee Lauder, Cl A	30	7,100
General Mills	83	4,822
Hershey	18	2,618
Hormel Foods	38	1,781
J M Smucker	15	1,746
Kellogg	35	2,063
Kimberly-Clark	44	5,812
Kraft Heinz	88	2,949
Kroger	99	3,416
Lamb Weston Holdings	20	1,494
McCormick	32	2,865
Molson Coors Beverage, Cl B *	26	1,304
Mondelez International, Cl A	187	10,367
Monster Beverage *	50	4,342
PepsiCo	182	24,855
Philip Morris International	204	16,249
Procter & Gamble	327	41,924
Sysco	69	4,934
Tyson Foods, Cl A	40	2,572
Walgreens Boots Alliance	98	4,925
Walmart	183	25,709
		257,394

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.4%
Apache	51	$728
Baker Hughes, Cl A	90	1,808
Cabot Oil & Gas	53	971
Chevron	253	21,556
ConocoPhillips	176	7,056
Devon Energy	63	1,037
Diamondback Energy	21	1,190
EOG Resources	80	4,077
Exxon Mobil	559	25,067
Halliburton	120	2,116
Hess	34	1,835
HollyFrontier	21	598
Kinder Morgan	264	3,717
Marathon Oil	108	782
Marathon Petroleum	89	3,841
NOV *	53	656
Occidental Petroleum	114	2,287
ONEOK	60	2,390
Phillips 66	59	4,000
Pioneer Natural Resources	22	2,660
Schlumberger	190	4,220
Valero Energy	56	3,160
Williams	166	3,524
		99,276
Financials — 10.4%
Aflac	84	3,795
Allstate	41	4,394
American Express	86	9,999
American International Group	111	4,156
Ameriprise Financial	14	2,770
Aon, Cl A	30	6,093
Arthur J Gallagher	26	3,001
Assurant	9	1,219

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of America	1,003	$29,740
Bank of New York Mellon	111	4,421
Berkshire Hathaway, Cl B *	256	58,334
BlackRock, Cl A	18	12,623
Capital One Financial	59	6,151
Cboe Global Markets	15	1,376
Charles Schwab	195	10,050
Chubb	59	8,595
Cincinnati Financial	21	1,766
Citigroup	273	15,831
Citizens Financial Group	60	2,186
CME Group, Cl A	47	8,542
Comerica	18	1,030
Discover Financial Services	41	3,425
Everest Re Group	6	1,266
Fifth Third Bancorp	98	2,835
First Republic Bank	24	3,480
Franklin Resources	36	946
Globe Life	13	1,175
Goldman Sachs Group	45	12,203
Hartford Financial Services Group	49	2,353
Huntington Bancshares	140	1,852
Intercontinental Exchange	74	8,166
Invesco	51	1,050
JPMorgan Chase	403	51,855
KeyCorp	133	2,242
Lincoln National	24	1,092
Loews	32	1,449
M&T Bank	18	2,384
MarketAxess Holdings	5	2,704
Marsh & McLennan	66	7,254
MetLife	99	4,767

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Moody’s	20	$5,325
Morgan Stanley	188	12,605
MSCI, Cl A	11	4,348
Nasdaq	15	2,029
Northern Trust	26	2,319
People’s United Financial	58	792
PNC Financial Services Group	56	8,037
Principal Financial Group	35	1,724
Progressive	77	6,714
Prudential Financial	53	4,149
Raymond James Financial	17	1,699
Regions Financial	130	2,211
S&P Global	32	10,144
State Street	47	3,290
SVB Financial Group *	6	2,627
Synchrony Financial	74	2,490
T Rowe Price Group	31	4,851
Travelers	33	4,498
Truist Financial	176	8,444
Unum Group	27	627
US Bancorp	179	7,670
W R Berkley	19	1,181
Wells Fargo	543	16,226
Willis Towers Watson	18	3,653
Zions Bancorp	24	1,059
		427,282
Health Care — 13.9%
Abbott Laboratories	234	28,920
AbbVie	232	23,775
ABIOMED *	6	2,090
Agilent Technologies	41	4,927
Alexion Pharmaceuticals *	30	4,600
Align Technology *	9	4,728

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AmerisourceBergen, Cl A	20	$2,084
Amgen	77	18,590
Anthem	33	9,800
Baxter International	68	5,224
Becton Dickinson	39	10,210
Biogen Idec *	21	5,935
Bio-Rad Laboratories, Cl A *	3	1,721
Boston Scientific *	186	6,592
Bristol-Myers Squibb	297	18,245
Cardinal Health	40	2,149
Catalent *	20	2,301
Centene *	74	4,462
Cerner	41	3,285
Cigna	47	10,201
Cooper	6	2,184
CVS Health	171	12,252
Danaher	83	19,741
DaVita *	8	939
DENTSPLY SIRONA	30	1,605
DexCom *	12	4,498
Edwards Lifesciences *	81	6,689
Eli Lilly	104	21,629
Gilead Sciences	164	10,758
HCA Healthcare	36	5,849
Henry Schein *	20	1,317
Hologic *	35	2,791
Humana	17	6,513
IDEXX Laboratories *	11	5,265
Illumina *	19	8,103
Incyte *	23	2,064
Intuitive Surgical *	15	11,215
IQVIA Holdings *	24	4,267

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Johnson & Johnson	347	$56,605
Laboratory Corp of America Holdings *	13	2,976
McKesson	21	3,664
Medtronic	178	19,817
Merck	333	25,664
Mettler-Toledo International *	3	3,504
PerkinElmer	15	2,206
Perrigo	18	769
Pfizer	732	26,279
Quest Diagnostics	18	2,325
Regeneron Pharmaceuticals *	14	7,054
ResMed	18	3,628
STERIS	12	2,245
Stryker	42	9,282
Teleflex	6	2,266
Thermo Fisher Scientific	52	26,505
UnitedHealth Group	126	42,032
Universal Health Services, Cl B *	11	1,371
Varian Medical Systems *	12	2,107
Vertex Pharmaceuticals *	33	7,560
Viatris, Cl W *	142	2,415
Waters *	9	2,382
West Pharmaceutical Services	8	2,396
Zimmer Biomet Holdings	28	4,303
Zoetis, Cl A	62	9,564
		566,437
Industrials — 8.2%
3M	75	13,175
Alaska Air Group *	17	830
Allegion	12	1,284
American Airlines Group *	74	1,271
AMETEK	29	3,285
AO Smith	18	977

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Boeing *	69	$13,399
Carrier Global	111	4,274
Caterpillar	71	12,982
CH Robinson Worldwide	18	1,540
Cintas	12	3,817
Copart *	28	3,073
CSX	100	8,576
Cummins	19	4,454
Deere	41	11,841
Delta Air Lines *	87	3,303
Dover	18	2,097
Eaton	51	6,003
Emerson Electric	77	6,109
Equifax	15	2,657
Expeditors International of Washington	23	2,059
Fastenal	78	3,556
FedEx	32	7,531
Flowserve	18	640
Fortive	46	3,040
Fortune Brands Home & Security	18	1,553
General Dynamics	30	4,400
General Electric	1,148	12,261
Honeywell International	92	17,973
Howmet Aerospace *	53	1,303
Huntington Ingalls Industries	6	944
IDEX	9	1,676
IHS Markit	50	4,353
Illinois Tool Works	39	7,574
Ingersoll Rand *	50	2,092
Jacobs Engineering Group	18	1,818
JB Hunt Transport Services	12	1,616
Johnson Controls International	100	4,981

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kansas City Southern	12	$2,432
L3Harris Technologies	27	4,631
Lockheed Martin	32	10,298
Masco	35	1,901
Nielsen Holdings	49	1,094
Norfolk Southern	33	7,808
Northrop Grumman	21	6,019
Old Dominion Freight Line	12	2,328
Otis Worldwide	56	3,620
PACCAR	47	4,287
Parker-Hannifin	18	4,763
Pentair	23	1,253
Quanta Services	18	1,268
Raytheon Technologies	200	13,346
Republic Services, Cl A	29	2,625
Robert Half International	15	1,013
Rockwell Automation	15	3,728
Rollins	31	1,117
Roper Technologies	14	5,501
Snap-On	7	1,260
Southwest Airlines *	80	3,514
Stanley Black & Decker	21	3,643
Teledyne Technologies *	5	1,785
Textron	31	1,403
Trane Technologies	33	4,731
TransDigm Group *	7	3,873
Union Pacific	89	17,575
United Airlines Holdings *	39	1,560
United Parcel Service, Cl B	93	14,415
United Rentals *	9	2,187
Verisk Analytics, Cl A	22	4,037
Waste Management	53	5,900

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Westinghouse Air Brake Technologies	24	$1,781
WW Grainger	6	2,186
Xylem	24	2,318
		335,517
Information Technology — 27.9%
Accenture, Cl A	84	20,321
Adobe *	63	28,903
Advanced Micro Devices *	158	13,531
Akamai Technologies *	22	2,443
Amphenol, Cl A	39	4,870
Analog Devices	48	7,072
ANSYS *	11	3,898
Apple	2,101	277,247
Applied Materials	119	11,505
Arista Networks *	6	1,845
Autodesk *	29	8,045
Automatic Data Processing	56	9,247
Broadcom	53	23,877
Broadridge Financial Solutions	15	2,120
Cadence Design Systems *	36	4,694
CDW	18	2,370
Cisco Systems	556	24,787
Citrix Systems	15	2,000
Cognizant Technology Solutions, Cl A	69	5,379
Corning	103	3,695
DXC Technology *	35	987
Enphase Energy *	17	3,100
F5 Networks *	9	1,764
Fidelity National Information Services	81	10,000
Fiserv *	73	7,496
FleetCor Technologies *	11	2,670
FLIR Systems	18	937
Fortinet *	18	2,606

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gartner *	12	$1,823
Global Payments	39	6,884
Hewlett Packard Enterprise	175	2,160
HP	176	4,283
Intel	540	29,975
International Business Machines	117	13,936
Intuit	35	12,643
IPG Photonics *	5	1,117
Jack Henry & Associates	8	1,158
Juniper Networks	44	1,074
Keysight Technologies *	23	3,257
KLA	21	5,881
Lam Research	18	8,711
Leidos Holdings	18	1,909
Mastercard, Cl A	116	36,690
Maxim Integrated Products *	36	3,158
Microchip Technology	33	4,492
Micron Technology *	146	11,427
Microsoft	993	230,336
Motorola Solutions	23	3,854
NetApp	30	1,993
NortonLifeLock	80	1,686
NVIDIA	81	42,086
Oracle	249	15,047
Paychex	44	3,842
Paycom Software *	6	2,278
PayPal Holdings *	154	36,084
Qorvo *	15	2,563
QUALCOMM	150	23,442
salesforce.com *	120	27,067
Seagate Technology	30	1,984
ServiceNow *	26	14,122

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	23	$3,893
Synopsys *	21	5,364
TE Connectivity	45	5,418
Teradyne	23	2,610
Texas Instruments	120	19,883
Trimble *	33	2,175
Tyler Technologies *	6	2,537
VeriSign *	12	2,329
Visa, Cl A	223	43,094
Vontier *	19	616
Western Digital *	41	2,314
Western Union	56	1,247
Xerox Holdings	23	484
Xilinx *	33	4,309
Zebra Technologies, Cl A *	6	2,327
		1,142,971
Materials — 2.2%
Air Products and Chemicals	29	7,736
Albemarle	15	2,440
Amcor	214	2,341
Avery Dennison	12	1,810
Ball	44	3,874
Celanese, Cl A	15	1,832
CF Industries Holdings	29	1,200
Corteva	102	4,066
Dow	96	4,982
DuPont de Nemours	95	7,548
Eastman Chemical	18	1,770
Ecolab	33	6,749
FMC	18	1,949
Freeport-McMoRan Copper & Gold *	188	5,059
International Flavors & Fragrances	15	1,686
International Paper	53	2,666

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
LyondellBasell Industries, Cl A	35	$3,002
Martin Marietta Materials	8	2,299
Mosaic	47	1,220
Newmont	104	6,198
Nucor	41	1,998
Packaging Corp of America	12	1,614
PPG Industries	32	4,311
Sealed Air	21	888
Sherwin-Williams	11	7,610
Vulcan Materials	18	2,685
Westrock	36	1,491
		91,024
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	15	2,507
American Tower, Cl A ‡	57	12,960
AvalonBay Communities ‡	19	3,110
Boston Properties ‡	19	1,734
CBRE Group, Cl A *	46	2,805
Crown Castle International ‡	57	9,078
Digital Realty Trust ‡	36	5,182
Duke Realty ‡	50	1,978
Equinix ‡	12	8,880
Equity Residential ‡	47	2,897
Essex Property Trust ‡	9	2,156
Extra Space Storage ‡	18	2,048
Federal Realty Investment Trust ‡	9	788
Healthpeak Properties ‡	74	2,194
Host Hotels & Resorts ‡ *	96	1,301
Iron Mountain ‡	39	1,313
Kimco Realty ‡	59	974
Mid-America Apartment Communities ‡	15	1,991
ProLogis ‡	96	9,906
Public Storage ‡	21	4,780

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Realty Income ‡	47	$2,776
Regency Centers ‡	21	991
SBA Communications, Cl A ‡	15	4,030
Simon Property Group ‡	42	3,903
SL Green Realty ‡	8	528
UDR ‡	42	1,615
Ventas ‡	50	2,304
Vornado Realty Trust ‡	21	835
Welltower ‡	56	3,394
Weyerhaeuser ‡	102	3,181
		102,139
Utilities — 2.8%
AES	92	2,244
Alliant Energy	34	1,654
Ameren	33	2,400
American Electric Power	64	5,178
American Water Works	24	3,816
Atmos Energy	18	1,602
CenterPoint Energy	74	1,561
CMS Energy	39	2,218
Consolidated Edison	45	3,185
Dominion Energy	107	7,798
DTE Energy	26	3,087
Duke Energy	96	9,024
Edison International	52	3,024
Entergy	27	2,574
Evergy	31	1,666
Eversource Energy	44	3,850
Exelon	126	5,237
FirstEnergy	74	2,276
NextEra Energy	258	20,865
NiSource	54	1,196
NRG Energy	33	1,367

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Pinnacle West Capital	15	$1,129
PPL	105	2,905
Public Service Enterprise Group	68	3,837
Sempra Energy	39	4,827
Southern	137	8,072
WEC Energy Group	43	3,823
Xcel Energy	71	4,543
		114,958
TOTAL UNITED STATES		4,103,799
TOTAL INVESTMENTS — 100.7%
(Cost $3,996,547)		$4,121,351

WRITTEN OPTION— (0.8)%(1)
UNITED STATES— (0.8)%
(Premiums Received $56,758)	(55)	$(31,185)

Percentages are based on Net Assets of $4,091,254.

A list of the exchange traded option contracts held by the Fund at January 31, 2021, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.8)%
Call Options
S&P 500 Index*	(55)	$(56,758)	$377.00	02/20/21	$(31,185)

*	Non-income producing security.
‡	Real Estate Investment Trust
+	Notional amount for all options totals $(2,042,810).
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at January 31, 2021 was $4,113,615.

Cl — Class
S&P — Standard & Poor’s

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,121,351	$—	$—	$4,121,351
Total Investments in Securities	$4,121,351	$—	$—	$4,121,351

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(31,185)	$—	$—	$(31,185)
Total Liabilities	$(31,185)	$—	$—	$(31,185)

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 95.5%
BERMUDA— 1.0%
Financials — 1.0%
PartnerRe, 7.250%	74,933	$1,929,525
TOTAL BERMUDA		1,929,525
UNITED STATES— 94.5%
Consumer Staples — 1.9%
CHS, Ser 4, 7.500%	128,996	3,752,494
Energy — 7.6%
Crestwood Equity Partners, 9.250%	456,082	3,648,656
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	113,074	2,432,222
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	197,246	4,343,357
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	113,392	2,369,893
NuStar Logistics, 6.975%, VAR ICE LIBOR USD 3 Month+6.734%	104,302	2,312,375
		15,106,503
Financials — 63.8%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111% ‡	86,365	2,166,898
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month+4.993% ‡	105,135	2,568,448
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month+4.697% ‡	151,974	3,647,376
American Equity Investment Life Holding, 6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.297%	71,559	1,914,203
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993% ‡	184,512	4,601,729

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172% ‡	126,355	$3,105,806
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	214,107	6,127,743
Athene Holding, 5.625%	86,557	2,292,895
Charles Schwab, 5.950%	190,507	4,922,701
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	143,891	4,027,509
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	226,188	6,414,692
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	114,383	3,190,142
GMAC Capital Trust I, Ser 2, 6.007%, VAR ICE LIBOR USD 3 Month+5.785%	413,387	10,963,023
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550% (A)	176,850	5,049,067
Goldman Sachs Group, 6.300%	171,534	4,355,248
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	155,551	4,269,875
Huntington Bancshares, 6.250%	154,742	3,928,899
JPMorgan Chase, 6.150%	293,900	7,465,060
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	188,497	5,434,369
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	184,173	5,210,254
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month+4.969% ‡	103,257	2,182,853
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	130,178	3,734,807
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	123,655	3,466,050

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	102,469	$2,762,564
Synchrony Financial, 5.625%	188,477	5,007,834
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	86,473	2,317,476
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	282,093	7,385,195
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	211,745	6,085,551
Wintrust Financial, 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.507%	73,924	2,088,353
		126,686,620
Industrials — 2.1%
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.325%	137,900	4,285,932
Information Technology — 10.1%
Broadcom, 8.000% *	8,414	12,358,063
II-VI, 6.000%	14,034	4,896,743
Sabre, 6.500%	19,191	2,759,474
		20,014,280
Real Estate — 2.9%
Monmouth Real Estate Investment, 6.125% ‡	109,487	2,767,831
VEREIT, Ser F, 6.700% ‡	120,914	3,084,516
		5,852,347
Utilities — 6.1%
CenterPoint Energy, 7.000% *	119,422	4,743,442
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	127,338	3,597,298

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Sempra Energy, 6.750% *	36,675	$3,754,053
		12,094,793
TOTAL UNITED STATES		187,792,969
TOTAL PREFERRED STOCK
(Cost $179,157,980)		189,722,494

COMMON STOCK — 3.8%‡
UNITED STATES— 3.8%
Consumer Discretionary — 3.8%
Qurate Retail	75,995	7,604,060
TOTAL COMMON STOCK
(Cost $7,542,749)		7,604,060

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.01%
(Cost $292,500)	292,500	292,500
TOTAL SHORT-TERM INVESTMENT
(Cost $292,500)		292,500

TOTAL INVESTMENTS — 99.5%
(Cost $186,993,229)		$197,619,054

Percentages are based on Net Assets of $198,614,625.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $285,500.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $292,500.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate

Schedule of Investments (Unaudited)	January 31, 2021

Global X SuperIncome™ Preferred ETF

Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$189,722,494	$—	$—	$189,722,494
Common Stock	7,604,060	—	—	7,604,060
Short-Term Investment	292,500	—	—	292,500
Total Investments in Securities	$197,619,054	$—	$—	$197,619,054

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X YieldCo & Renewable Energy Income ETF‡

	Shares	Value
COMMON STOCK — 94.2%
AUSTRIA— 6.1%
Real Estate — 6.1%
Verbund	74,341	$6,719,601
BRAZIL— 7.0%
Utilities — 7.0%
Centrais Eletricas Brasileiras	677,700	3,561,191
Engie Brasil Energia	428,977	3,375,402
Omega Geracao *	102,500	756,019
TOTAL BRAZIL		7,692,612
CANADA— 9.5%
Utilities — 9.5%
Boralex, Cl A	53,753	2,111,071
Innergex Renewable Energy	91,701	2,104,719
Northland Power	105,923	3,884,686
TransAlta Renewables (A)	139,951	2,355,432
TOTAL CANADA		10,455,908
CHINA— 4.4%
Utilities — 4.4%
China Longyuan Power Group, Cl H	1,755,800	2,572,385
Xinyi Energy Holdings	3,734,700	2,311,956
TOTAL CHINA		4,884,341
DENMARK— 6.1%
Utilities — 6.1%
Orsted	35,176	6,705,389
FRANCE— 3.6%
Utilities — 3.6%
Albioma	16,561	844,035
Neoen *	44,945	3,177,946
TOTAL FRANCE		4,021,981

Schedule of Investments (Unaudited)	January 31, 2021

Global X YieldCo & Renewable Energy Income ETF‡

	Shares	Value
COMMON STOCK — continued
GERMANY— 1.8%
Utilities — 1.8%
Encavis (A)	72,502	$1,977,463
GREECE— 0.9%
Utilities — 0.9%
Terna Energy	60,696	1,036,782
ITALY— 3.3%
Utilities — 3.3%
ERG	78,987	2,416,315
Falck Renewables	152,778	1,181,412
TOTAL ITALY		3,597,727
JAPAN— 2.0%
Utilities — 2.0%
RENOVA *	40,700	1,442,256
West Holdings	18,500	776,613
TOTAL JAPAN		2,218,869
NEW ZEALAND— 12.9%
Utilities — 12.9%
Contact Energy	376,589	2,217,401
Mercury NZ	1,056,630	5,425,781
Meridian Energy	1,289,500	6,644,800
TOTAL NEW ZEALAND		14,287,982
NORWAY— 2.9%
Utilities — 2.9%
Scatec	83,240	3,172,735
RUSSIA— 2.2%
Utilities — 2.2%
RusHydro PJSC	230,810,219	2,386,089

Schedule of Investments (Unaudited)	January 31, 2021

Global X YieldCo & Renewable Energy Income ETF‡

	Shares	Value
COMMON STOCK — continued
SPAIN— 9.6%
Utilities — 9.6%
Atlantica Sustainable Infrastructure	56,045	$2,317,461
EDP Renovaveis	239,218	6,553,640
Solaria Energia y Medio Ambiente *	65,597	1,692,702
TOTAL SPAIN		10,563,803
THAILAND— 5.9%
Energy — 0.6%
Absolute Clean Energy NVDR	5,315,884	653,607
Utilities — 5.3%
BCPG NVDR	1,380,137	696,294
Energy Absolute NVDR	1,961,700	4,260,291
Gunkul Engineering NVDR	4,614,500	397,775
Super Energy NVDR *	14,244,200	466,399
		5,820,759
TOTAL THAILAND		6,474,366
UNITED KINGDOM— 1.0%
Utilities — 1.0%
Drax Group	208,035	1,067,271
UNITED STATES— 15.0%
Energy — 3.2%
Enviva Partners	20,835	1,038,000
Gevo *	64,282	653,105
Renewable Energy Group *	20,656	1,850,777
		3,541,882
Industrials — 5.1%
Sunrun *	81,627	5,654,302
Utilities — 6.7%
Azure Power Global *	25,062	950,100
NextEra Energy Partners	38,376	3,127,644
Ormat Technologies	29,359	3,351,623
		7,429,367

Schedule of Investments (Unaudited)	January 31, 2021

Global X YieldCo & Renewable Energy Income ETF‡

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$16,625,551
TOTAL COMMON STOCK
(Cost $96,493,694)		103,888,470
MASTER LIMITED PARTNERSHIP — 6.0%
Utilities — 6.0%
Brookfield Renewable Partners, Cl A (B)
(Cost $3,941,245)	144,592	6,570,563
SHORT-TERM INVESTMENT(C)(D) — 3.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,467,080)	3,467,080	3,467,080
TOTAL INVESTMENTS — 103.3%
(Cost $103,902,019)		$113,926,113

Percentages are based on Net Assets of $110,313,007.

*	Non-income producing security.
‡	Effective February 1, 2021, the name of the Fund changed from Global X YieldCo & Renewable Energy Income ETF to Global X Renewable Energy Producers ETF.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $3,268,367.
(B)	Security considered Master Limited Partnership. At January 31, 2021, these securities amounted to $6,570,563 or 6.0% of Net Assets of the Fund.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021, was $3,467,080.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2021.

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	January 31, 2021

Global X YieldCo & Renewable Energy Income ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED KINGDOM— 0.4%
Energy — 0.0%
TechnipFMC	6,661	$71,206
Materials — 0.4%
Linde	7,751	1,902,095
TOTAL UNITED KINGDOM		1,973,301
UNITED STATES— 99.5%
Communication Services — 10.9%
Activision Blizzard	11,557	1,051,687
Alphabet, Cl A *	4,417	8,071,449
Alphabet, Cl C *	4,283	7,862,474
AT&T	104,907	3,003,487
Charter Communications, Cl A *	2,202	1,337,847
Comcast, Cl A	67,240	3,333,087
Discovery, Cl A *	2,363	97,875
Discovery, Cl C *	5,103	178,758
DISH Network, Cl A *	3,735	108,390
Electronic Arts	4,412	631,798
Facebook, Cl A *	35,439	9,154,957
Fox, Cl A	5,226	162,947
Fox, Cl B	2,396	71,616
Interpublic Group	5,930	142,735
Live Nation Entertainment *	1,772	117,749
Lumen Technologies	14,716	182,184
Netflix *	6,437	3,426,994
News, Cl A	5,827	113,044
News, Cl B	1,799	33,965
Omnicom Group	3,425	213,652
Take-Two Interactive Software *	1,694	339,562
T-Mobile US *	8,560	1,079,245
Twitter *	11,286	570,282
Verizon Communications	60,579	3,316,701
ViacomCBS, Cl B	8,374	406,139

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	26,441	$4,446,584
		49,455,208
Consumer Discretionary — 11.2%
Advance Auto Parts	1,047	156,150
Amazon.com *	6,359	20,388,227
Aptiv *	4,022	537,339
AutoZone *	332	371,299
Best Buy	3,453	375,755
Booking Holdings *	628	1,221,039
BorgWarner	3,127	131,303
CarMax *	2,661	313,413
Carnival *	10,616	198,201
Chipotle Mexican Grill, Cl A *	374	553,520
Darden Restaurants	1,889	220,805
Dollar General	3,606	701,764
Dollar Tree *	3,639	369,941
Domino’s Pizza	548	203,176
DR Horton	5,143	394,982
eBay	9,687	547,412
Etsy *	1,825	363,339
Expedia Group *	1,974	244,973
Ford Motor *	59,609	627,683
Gap	3,293	66,683
Garmin	1,896	217,775
General Motors *	19,395	982,938
Genuine Parts	2,245	210,761
Hanesbrands	5,583	85,364
Hasbro	1,830	171,691
Hilton Worldwide Holdings *	4,373	443,378
Home Depot	16,171	4,379,429
L Brands *	3,592	146,410
Las Vegas Sands *	5,081	244,345
Leggett & Platt	2,026	83,066

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lennar, Cl A	4,275	$355,466
LKQ *	4,693	164,677
Lowe’s	10,662	1,778,955
Marriott International, Cl A *	4,153	483,035
McDonald’s	10,909	2,267,328
Mohawk Industries *	965	138,574
NIKE, Cl B	18,812	2,513,095
Norwegian Cruise Line Holdings *	3,352	75,923
NVR *	46	204,538
O’Reilly Automotive *	1,177	500,778
Pool	570	201,883
PulteGroup	4,186	182,091
PVH *	1,230	104,870
Ralph Lauren, Cl A *	836	84,478
Ross Stores *	5,495	611,539
Starbucks	17,874	1,730,382
Tapestry *	4,307	136,187
Target	7,409	1,342,288
TJX	18,402	1,178,464
Tractor Supply	1,881	266,613
Ulta Beauty *	838	234,439
Under Armour, Cl A *	2,850	49,875
Under Armour, Cl C *	2,901	43,428
VF	4,961	381,352
Whirlpool	952	176,206
Wynn Resorts *	1,521	151,385
Yum! Brands	4,712	478,221
		50,788,231
Consumer Staples — 6.5%
Altria Group	52,542	2,158,425
Archer-Daniels-Midland	15,846	792,458
Brown-Forman, Cl B	5,262	377,128
Campbell Soup	5,349	257,340

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Clorox	3,560	$745,678
Coca-Cola	111,406	5,364,199
Conagra Brands	15,069	521,387
Constellation Brands, Cl A	4,794	1,011,198
Costco Wholesale	12,704	4,477,271
Estee Lauder, Cl A	6,590	1,559,524
General Mills	17,283	1,004,143
Hormel Foods	8,505	398,544
J M Smucker	3,522	409,996
Kellogg	7,795	459,437
Kimberly-Clark	9,860	1,302,506
Kraft Heinz	18,140	607,871
Kroger	22,626	780,597
Lamb Weston Holdings	4,529	338,316
McCormick	7,450	667,073
Molson Coors Beverage, Cl B *	5,817	291,781
Mondelez International, Cl A	41,553	2,303,699
Monster Beverage *	10,935	949,486
Sysco	15,004	1,072,936
Tyson Foods, Cl A	8,393	539,754
Walgreens Boots Alliance	21,615	1,086,154
		29,476,901
Energy — 2.5%
Apache	5,757	82,210
Baker Hughes, Cl A	10,644	213,838
Cabot Oil & Gas	6,659	122,059
Chevron	28,318	2,412,694
ConocoPhillips	21,038	842,166
Devon Energy	6,222	102,414
Diamondback Energy	2,300	130,387
EOG Resources	8,609	438,715
Exxon Mobil	63,080	2,828,508
Halliburton	13,245	233,509

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	3,944	$212,897
HollyFrontier	2,416	68,759
Kinder Morgan	29,192	411,023
Marathon Oil	12,568	90,992
Marathon Petroleum	9,884	426,593
NOV *	5,816	72,002
Occidental Petroleum	13,315	267,099
ONEOK	6,157	245,233
Phillips 66	6,877	466,261
Pioneer Natural Resources	2,554	308,779
Schlumberger	20,562	456,683
Valero Energy	6,148	346,932
Williams	18,322	388,976
		11,168,729
Financials — 10.6%
Aflac	9,417	425,460
Allstate	4,861	521,002
American Express	9,546	1,109,818
American International Group	12,883	482,340
Ameriprise Financial	1,689	334,202
Aon, Cl A	3,537	718,365
Arthur J Gallagher	2,740	316,223
Assurant	876	118,672
Bank of America	111,237	3,298,177
Bank of New York Mellon	12,847	511,696
Berkshire Hathaway, Cl B *	28,699	6,539,642
BlackRock, Cl A	2,027	1,421,453
Capital One Financial	6,995	729,299
Cboe Global Markets	1,685	154,565
Charles Schwab	21,903	1,128,881
Chubb	6,804	991,139
Cincinnati Financial	2,268	190,716
Citigroup	30,708	1,780,757

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citizens Financial Group	6,948	$253,185
CME Group, Cl A	5,325	967,766
Comerica	2,268	129,730
Discover Financial Services	4,782	399,488
Everest Re Group	616	130,025
Fifth Third Bancorp	10,358	299,657
First Republic Bank	2,464	357,255
Franklin Resources	4,503	118,384
Globe Life	1,573	142,183
Goldman Sachs Group	4,830	1,309,751
Hartford Financial Services Group	5,316	255,274
Huntington Bancshares	16,099	212,909
Intercontinental Exchange	8,401	927,050
Invesco	6,066	124,899
JPMorgan Chase	44,702	5,751,806
KeyCorp	15,130	255,092
Lincoln National	3,107	141,337
Loews	4,041	183,017
M&T Bank	2,029	268,782
MarketAxess Holdings	540	292,010
Marsh & McLennan	7,514	825,864
MetLife	11,574	557,288
Moody’s	2,508	667,780
Morgan Stanley	21,330	1,430,176
MSCI, Cl A	1,239	489,777
Nasdaq	1,743	235,776
Northern Trust	3,240	288,976
People’s United Financial	5,630	76,906
PNC Financial Services Group	6,186	887,815
Principal Financial Group	3,976	195,898
Progressive	8,860	772,503
Prudential Financial	6,020	471,246

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	1,885	$188,368
Regions Financial	14,791	251,595
S&P Global	3,659	1,159,903
State Street	5,524	386,680
SVB Financial Group *	810	354,602
Synchrony Financial	9,269	311,902
T Rowe Price Group	3,470	542,986
Travelers	3,958	539,475
Truist Financial	20,133	965,981
Unum Group	3,301	76,682
US Bancorp	19,786	847,830
W R Berkley	1,816	112,846
Wells Fargo	59,326	1,772,661
Willis Towers Watson	1,978	401,415
Zions Bancorp	2,856	126,064
		48,231,002
Health Care — 13.8%
ABIOMED *	1,521	529,688
Alexion Pharmaceuticals *	7,802	1,196,281
Align Technology *	2,540	1,334,465
AmerisourceBergen, Cl A	5,050	526,210
Anthem	9,217	2,737,265
Baxter International	18,369	1,411,290
Biogen Idec *	5,753	1,625,855
Boston Scientific *	52,293	1,853,264
Cardinal Health	10,009	537,784
Cerner	10,796	864,868
Cigna	13,445	2,918,237
CVS Health	48,086	3,445,361
DaVita *	2,648	310,796
DENTSPLY SIRONA	7,207	385,502
DexCom *	3,462	1,297,731
Edwards Lifesciences *	22,689	1,873,658

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	29,335	$6,100,799
Gilead Sciences	46,113	3,025,013
Henry Schein *	4,854	319,636
Hologic *	8,991	716,852
Humana	4,830	1,850,421
IDEXX Laboratories *	3,053	1,461,410
Incyte *	6,499	583,285
Intuitive Surgical *	4,304	3,217,843
IQVIA Holdings *	6,872	1,221,841
Laboratory Corp of America Holdings *	3,398	777,836
McKesson	5,765	1,005,820
Medtronic	49,749	5,538,557
Mettler-Toledo International *	846	988,213
Quest Diagnostics	4,630	597,965
Regeneron Pharmaceuticals *	3,827	1,928,196
ResMed	5,157	1,039,496
STERIS	2,925	547,297
Stryker	11,987	2,649,247
Teleflex	1,615	609,872
Varian Medical Systems *	3,153	553,572
Waters *	2,256	597,096
West Pharmaceutical Services	2,601	778,973
Zimmer Biomet Holdings	7,335	1,127,169
Zoetis, Cl A	17,458	2,692,897
		62,777,561
Industrials — 8.3%
3M	11,294	1,983,904
Alaska Air Group *	2,818	137,603
Allegion	2,184	233,710
American Airlines Group *	9,054	155,457
AMETEK	4,183	473,767
AO Smith	3,187	173,054
Carrier Global	16,484	634,634

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	10,578	$1,934,082
CH Robinson Worldwide	2,954	252,744
Cintas	1,679	534,123
Copart *	4,093	449,207
CSX	15,262	1,308,793
Cummins	3,044	713,574
Deere	6,090	1,758,792
Delta Air Lines *	11,523	437,413
Dover	3,145	366,361
Eaton	8,311	978,205
Emerson Electric	12,434	986,637
Equifax	2,392	423,647
Expeditors International of Washington	3,714	332,477
Fastenal	11,772	536,686
FedEx	4,983	1,172,699
Flowserve	2,992	106,396
Fortive	6,204	409,960
Fortune Brands Home & Security	2,315	199,669
Howmet Aerospace *	9,421	231,568
IDEX	1,699	316,337
IHS Markit	7,034	612,521
Illinois Tool Works	5,584	1,084,469
Ingersoll Rand *	6,759	282,797
JB Hunt Transport Services	1,981	266,761
Johnson Controls International	15,319	763,192
Kansas City Southern	1,663	337,040
Masco	4,981	270,518
Nielsen Holdings	7,895	176,295
Norfolk Southern	5,062	1,197,770
Old Dominion Freight Line	1,905	369,570
Otis Worldwide	8,357	540,280
PACCAR	6,920	631,242

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Parker-Hannifin	2,552	$675,285
Pentair	3,760	204,770
Quanta Services	3,389	238,823
Republic Services, Cl A	4,686	424,177
Robert Half International	2,854	192,645
Rockwell Automation	2,135	530,612
Rollins	4,803	172,986
Roper Technologies	2,185	858,508
Snap-On	1,261	226,967
Southwest Airlines *	11,262	494,852
Stanley Black & Decker	3,053	529,665
Teledyne Technologies *	611	218,133
Trane Technologies	4,727	677,615
TransDigm Group *	1,028	568,772
Union Pacific	13,386	2,643,334
United Airlines Holdings *	5,148	205,869
United Parcel Service, Cl B	14,320	2,219,601
United Rentals *	1,324	321,745
Verisk Analytics, Cl A	3,019	553,987
Waste Management	8,100	901,692
Westinghouse Air Brake Technologies	4,055	300,922
WW Grainger	993	361,839
Xylem	3,214	310,440
		37,607,193
Information Technology — 28.2%
Accenture, Cl A	9,544	2,308,884
Adobe *	7,037	3,228,364
Advanced Micro Devices *	18,158	1,555,051
Akamai Technologies *	2,521	279,907
Amphenol, Cl A	4,421	552,094
Analog Devices	5,610	826,521
ANSYS *	1,253	444,026
Apple	236,135	31,160,374

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Materials	13,065	$1,263,124
Arista Networks *	816	250,969
Autodesk *	3,347	928,558
Automatic Data Processing	6,494	1,072,289
Broadcom	5,935	2,673,718
Broadridge Financial Solutions	1,821	257,326
Cadence Design Systems *	4,236	552,332
CDW	2,182	287,282
Cisco Systems	61,823	2,756,070
Citrix Systems	1,895	252,622
Cognizant Technology Solutions, Cl A	8,448	658,522
DXC Technology *	3,925	110,685
F5 Networks *	958	187,720
Fidelity National Information Services	9,426	1,163,734
Fiserv *	8,358	858,283
FleetCor Technologies *	1,272	308,778
FLIR Systems	2,090	108,785
Fortinet *	2,233	323,227
Gartner *	1,416	215,105
Global Payments	4,503	794,870
Hewlett Packard Enterprise	20,108	248,133
HP	18,683	454,744
Intel	60,535	3,360,298
International Business Machines	13,320	1,586,545
Intuit	3,890	1,405,185
IPG Photonics *	597	133,388
Jack Henry & Associates	1,219	176,499
Juniper Networks	5,407	132,039
Keysight Technologies *	2,896	410,045
KLA	2,429	680,290
Lam Research	2,114	1,023,070
Leidos Holdings	1,838	194,938

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Mastercard, Cl A	13,008	$4,114,299
Maxim Integrated Products *	4,021	352,682
Microchip Technology	3,634	494,624
Micron Technology *	16,679	1,305,465
Microsoft	111,670	25,902,972
Motorola Solutions	2,539	425,409
NetApp	3,583	238,055
NortonLifeLock	9,285	195,635
NVIDIA	9,079	4,717,358
Oracle	27,999	1,691,980
Paychex	4,903	428,130
Paycom Software *	682	258,983
PayPal Holdings *	17,164	4,021,697
Qorvo *	1,879	321,084
QUALCOMM	16,386	2,560,804
salesforce.com *	13,612	3,070,323
Seagate Technology	3,671	242,727
ServiceNow *	2,843	1,544,204
Skyworks Solutions	2,697	456,467
Synopsys *	2,282	582,937
TE Connectivity	5,025	605,009
Teradyne	2,374	269,402
Texas Instruments	13,541	2,243,608
Tyler Technologies *	470	198,711
VeriSign *	1,571	304,884
Visa, Cl A	24,838	4,799,943
Vontier *	2,479	80,394
Western Digital *	4,508	254,386
Western Union	6,910	153,886
Xerox Holdings	3,099	65,172
Xilinx *	3,860	504,000
Zebra Technologies, Cl A *	735	285,055
		127,874,679

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.3%
Air Products & Chemicals	3,241	$864,569
Albemarle	1,670	271,642
Amcor	22,947	251,040
Avery Dennison	1,257	189,644
Ball	4,998	439,923
Celanese, Cl A	1,848	225,733
CF Industries Holdings	3,444	142,513
Corteva	11,153	444,559
Dow	11,124	577,336
DuPont de Nemours	11,125	883,881
Eastman Chemical	2,099	206,437
Ecolab	3,747	766,299
FMC	2,038	220,695
Freeport-McMoRan Copper & Gold *	22,510	605,744
International Flavors & Fragrances	1,563	175,650
International Paper	5,983	301,005
LyondellBasell Industries, Cl A	3,712	318,341
Martin Marietta Materials	998	286,835
Mosaic	5,346	138,782
Newmont	12,327	734,689
Nucor	4,608	224,548
Packaging Corp of America	1,416	190,395
PPG Industries	3,500	471,485
Sealed Air	2,254	95,277
Sherwin-Williams	1,205	833,619
Vulcan Materials	1,987	296,341
Westrock	3,876	160,583
		10,317,565
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	1,743	291,273
American Tower, Cl A ‡	6,671	1,516,719
AvalonBay Communities ‡	2,099	343,543
Boston Properties ‡	2,299	209,830

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CBRE Group, Cl A *	4,749	$289,594
Crown Castle International ‡	6,649	1,058,920
Digital Realty Trust ‡	3,974	572,057
Duke Realty ‡	5,355	211,844
Equinix ‡	1,311	970,088
Equity Residential ‡	5,503	339,205
Essex Property Trust ‡	1,026	245,840
Extra Space Storage ‡	1,933	219,956
Federal Realty Investment Trust ‡	1,048	91,763
Host Hotels & Resorts ‡ *	11,125	150,744
Iron Mountain ‡	4,097	137,946
Kimco Realty ‡	6,426	106,093
Mid-America Apartment Communities ‡	1,667	221,294
ProLogis ‡	11,099	1,145,416
Public Storage ‡	2,277	518,291
Realty Income ‡	5,166	305,104
Regency Centers ‡	2,379	112,241
SBA Communications, Cl A ‡	1,708	458,888
Simon Property Group ‡	4,606	428,036
SL Green Realty ‡	1,344	90,679
UDR ‡	4,195	161,298
Vornado Realty Trust ‡	2,579	102,541
Welltower ‡	6,347	384,628
Weyerhaeuser ‡	11,376	354,817
		11,038,648
Utilities — 2.8%
AES	10,006	244,046
Alliant Energy	3,557	173,048
Ameren	3,686	268,046
American Electric Power	7,480	605,207
American Water Works	2,705	430,149
Atmos Energy	1,737	154,593
CenterPoint Energy	7,462	157,374

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CMS Energy	4,295	$244,300
Consolidated Edison	4,798	339,602
Dominion Energy	12,156	886,050
DTE Energy	2,774	329,329
Duke Energy	10,859	1,020,746
Edison International	5,115	297,488
Entergy	2,837	270,451
Evergy	3,642	195,685
Eversource Energy	4,834	422,975
Exelon	14,404	598,630
FirstEnergy	7,706	237,037
NextEra Energy	28,799	2,328,976
NiSource	5,352	118,547
NRG Energy	3,996	165,474
Pinnacle West Capital	1,672	125,818
PPL	10,819	299,362
Public Service Enterprise Group	7,689	433,890
Sempra Energy	4,109	508,530
Southern	15,433	909,312
WEC Energy Group	4,751	422,364
Xcel Energy	7,824	500,658
		12,687,687
TOTAL UNITED STATES		451,423,404

TOTAL INVESTMENTS — 99.9%
(Cost $354,450,312)		$453,396,705

Percentages are based on Net Assets of $454,065,972.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P 500® Catholic Values ETF

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.4%
ARGENTINA— 0.0%
Information Technology — 0.0%
Globant *	6	$1,152
AUSTRALIA— 10.5%
Communication Services — 0.1%
Telstra	946	2,265
TPG Telecom *	22	125
		2,390
Consumer Discretionary — 0.5%
Aristocrat Leisure	142	3,384
Wesfarmers	254	10,642
		14,026
Consumer Staples — 0.7%
Coles Group	484	6,762
Woolworths Group	472	14,797
		21,559
Energy — 0.2%
Origin Energy	390	1,418
Santos	392	1,958
Woodside Petroleum	212	3,980
		7,356
Financials — 2.7%
ASX	42	2,313
Australia & New Zealand Banking Group	629	11,442
Commonwealth Bank of Australia	391	25,053
Insurance Australia Group	512	1,905
Macquarie Group	75	7,561
National Australia Bank	729	13,166
QBE Insurance Group	324	1,996
REA Group	9	1,013
Suncorp Group	278	2,150
Westpac Banking	800	12,970
		79,569

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 2.5%
Cochlear *	39	$5,908
CSL	287	59,833
Sonic Healthcare	289	7,621
		73,362
Industrials — 0.4%
Brambles	362	2,936
Sydney Airport *	264	1,159
Transurban Group	652	6,623
		10,718
Information Technology — 0.2%
Afterpay *	49	5,079
Materials — 2.8%
BHP Group	478	13,203
BHP Group	666	22,259
Fortescue Metals Group	382	6,386
Glencore *	2,472	8,364
Newcrest Mining	182	3,508
Rio Tinto	84	7,109
Rio Tinto	250	19,187
South32	1,096	2,136
		82,152
Real Estate — 0.3%
Dexus ‡	242	1,673
Goodman Group ‡	370	5,019
Scentre Group ‡	1,148	2,405
		9,097
Utilities — 0.1%
AGL Energy	138	1,215
APA Group	215	1,615
		2,830
TOTAL AUSTRALIA		308,138

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
AUSTRIA— 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	32	$244
Energy — 0.0%
OMV	32	1,351
Financials — 0.1%
BAWAG Group	16	701
Erste Group Bank	66	2,025
Raiffeisen Bank International	30	589
		3,315
Industrials — 0.1%
ANDRITZ	18	857
Immobilien Anlagen	16	690
Strabag	1	34
		1,581
Information Technology — 0.1%
AMS *	62	1,558
Materials — 0.0%
Mayr Melnhof Karton	1	199
voestalpine	26	951
		1,150
Real Estate — 0.0%
Verbund	16	1,446
TOTAL AUSTRIA		10,645
BELGIUM— 1.5%
Consumer Discretionary — 0.1%
Ageas	40	2,055
Consumer Staples — 0.7%
Anheuser-Busch InBev	319	20,145
Financials — 0.3%
Groupe Bruxelles Lambert	27	2,682
KBC Group *	76	5,329

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sofina	2	$649
		8,660
Health Care — 0.3%
UCB	84	8,728
Materials — 0.1%
Solvay	16	1,828
Umicore	38	2,159
		3,987
TOTAL BELGIUM		43,575
BRAZIL— 0.1%
Materials — 0.1%
Yara International	40	1,873
CHINA— 1.0%
Consumer Discretionary — 0.4%
Prosus *	94	10,943
Consumer Staples — 0.2%
Budweiser Brewing APAC	800	2,688
Wilmar International	1,000	3,971
		6,659
Financials — 0.1%
BOC Hong Kong Holdings	800	2,394
Health Care — 0.3%
Alibaba Health Information Technology *	2,500	7,835
TOTAL CHINA		27,831
DENMARK— 2.2%
Consumer Staples — 0.2%
Carlsberg, Cl B	42	6,176
Health Care — 0.9%
Coloplast, Cl B	73	10,939
Genmab *	41	16,408
		27,347

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.7%
A P Moller - Maersk, Cl B	1	$2,078
AP Moller - Maersk, Cl A	1	1,903
DSV PANALPINA	48	7,524
Vestas Wind Systems	48	10,459
		21,964
Materials — 0.1%
Novozymes, Cl B	48	2,895
Utilities — 0.3%
Orsted	42	8,006
TOTAL DENMARK		66,388
FINLAND— 1.3%
Energy — 0.2%
Neste	96	6,797
Financials — 0.4%
Nordea Bank Abp	790	6,436
Sampo, Cl A	110	4,635
		11,071
Industrials — 0.3%
Kone, Cl B	96	7,572
Information Technology — 0.2%
Nokia *	1,280	6,165
Materials — 0.1%
Stora Enso, Cl R	138	2,515
Utilities — 0.1%
Fortum	96	2,331
TOTAL FINLAND		36,451
FRANCE— 8.6%
Communication Services — 0.4%
Adevinta, Cl B *	52	777
Orange	504	5,942
Vivendi	213	6,552
		13,271

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 1.0%
Christian Dior	1	$524
EssilorLuxottica	66	9,381
Hermes International	8	8,189
Kering	17	11,186
		29,280
Consumer Staples — 1.1%
Danone	257	17,160
Pernod Ricard	75	14,187
		31,347
Energy — 0.8%
Total	552	23,402
Financials — 2.0%
AXA	460	10,227
BNP Paribas	255	12,324
LVMH Moet Hennessy Louis Vuitton	60	36,323
		58,874
Industrials — 1.1%
Credit Agricole *	280	3,191
Schneider Electric	128	18,809
Vinci	122	11,351
		33,351
Information Technology — 0.2%
Dassault Systemes	32	6,405
Materials — 1.7%
Air Liquide	107	17,549
L’Oreal	91	32,072
		49,621
Utilities — 0.3%
Electricite de France *	102	1,274
Engie *	410	6,386
		7,660
TOTAL FRANCE		253,211

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 7.7%
Communication Services — 0.5%
Deutsche Telekom	788	$14,073
Consumer Discretionary — 1.9%
adidas *	42	13,369
Allianz	92	20,848
Bayerische Motoren Werke	72	6,124
Daimler	187	13,204
Volkswagen	8	1,696
		55,241
Consumer Staples — 0.3%
Beiersdorf	37	4,061
Henkel & KGaA	42	3,939
		8,000
Financials — 0.5%
Deutsche Boerse	42	6,766
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	31	8,240
		15,006
Health Care — 0.6%
Fresenius Medical Care & KGaA	129	10,469
Siemens Healthineers	151	8,490
		18,959
Industrials — 1.5%
Deutsche Post	232	11,503
Siemens	192	29,844
Siemens Energy *	99	3,678
		45,025
Information Technology — 1.4%
Infineon Technologies	296	11,912
SAP	245	31,194
		43,106

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.5%
BASF	208	$16,130
Real Estate — 0.3%
Vonovia	125	8,374
Utilities — 0.2%
E.ON	484	5,133
TOTAL GERMANY		229,047
HONG KONG— 2.8%
Financials — 1.7%
AIA Group	2,600	31,436
Hang Seng Bank	200	3,619
Hong Kong Exchanges & Clearing	264	16,935
		51,990
Industrials — 0.5%
Jardine Matheson Holdings	74	4,277
Jardine Strategic Holdings	42	1,092
MTR	400	2,329
Techtronic Industries	400	6,025
		13,723
Real Estate — 0.4%
CK Asset Holdings	600	3,014
Henderson Land Development	400	1,635
Link REIT ‡	500	4,366
Sun Hung Kai Properties	310	4,238
		13,253
Utilities — 0.2%
CLP Holdings	400	3,750
Hong Kong & China Gas	2,200	3,161
		6,911
TOTAL HONG KONG		85,877
IRELAND— 1.0%
Consumer Discretionary — 0.2%
Flutter Entertainment *	32	5,981

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.3%
Kerry Group, Cl A	56	$7,613
Industrials — 0.2%
Kingspan Group *	36	2,449
Ryanair Holdings *	130	2,258
		4,707
Materials — 0.3%
CRH	178	7,435
TOTAL IRELAND		25,736
ISRAEL— 0.5%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication *	125	129
Financials — 0.2%
Bank Hapoalim *	248	1,772
Bank Leumi Le-Israel	324	2,028
First International Bank of Israel *	1	26
Israel Discount Bank, Cl A	258	1,014
Mizrahi Tefahot Bank	30	708
Plus500	5	92
		5,640
Industrials — 0.0%
Kornit Digital *	6	544
Shapir Engineering and Industry	1	7
		551
Information Technology — 0.3%
Check Point Software Technologies *	26	3,321
Nice *	14	3,633
Wix.com *	12	2,965
		9,919
Materials — 0.0%
ICL Group	156	841
Real Estate — 0.0%
Azrieli Group	8	493

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Strauss Group	6	$171
		664
Utilities — 0.0%
Energix-Renewable Energies	1	4
TOTAL ISRAEL		17,748
ITALY— 1.9%
Consumer Discretionary — 0.2%
Ferrari	28	5,860
Consumer Staples — 0.0%
Davide Campari-Milano	127	1,370
Energy — 0.2%
Eni	562	5,702
Financials — 0.6%
Assicurazioni Generali	272	4,656
Intesa Sanpaolo	3,945	8,652
Poste Italiane	102	1,001
UniCredit *	468	4,297
		18,606
Health Care — 0.1%
Recordati	57	2,958
Industrials — 0.1%
Atlantia *	112	1,783
Utilities — 0.7%
Enel	1,681	16,728
Snam	480	2,524
Terna Rete Elettrica Nazionale	310	2,258
		21,510
TOTAL ITALY		57,789
JAPAN— 32.8%
Communication Services — 2.7%
Dentsu Group	56	1,773
KDDI	396	11,646

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Nexon	104	$3,164
Nintendo	29	16,781
Nippon Telegraph & Telephone	292	7,302
SoftBank	400	5,261
SoftBank Group	396	30,668
Toho	32	1,236
Z Holdings	600	3,727
		81,558
Consumer Discretionary — 5.4%
Aisin Seiki	40	1,225
Bandai Namco Holdings	50	4,270
Bridgestone	138	5,098
Denso	116	6,434
Fast Retailing	14	12,011
Hikari Tsushin	4	840
Honda Motor	400	10,562
Isuzu Motors	100	955
Koito Manufacturing	28	1,800
Nissan Motor *	600	3,049
Nitori Holdings	18	3,574
Oriental Land	50	7,809
Pan Pacific International Holdings	134	3,008
Panasonic	490	6,325
Rakuten *	200	1,966
Sekisui Chemical	102	1,836
Sekisui House	100	1,929
Sharp	46	955
Shimano	20	4,700
Sony	277	26,590
Subaru	142	2,721
Sumitomo Electric Industries	200	2,660
Suzuki Motor	104	4,677
Toyota Industries	46	3,616

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Toyota Motor	570	$39,744
Yamaha	38	2,138
ZOZO	44	1,232
		161,724
Consumer Services — 0.0%
Welcia Holdings	30	1,020
Consumer Staples — 3.2%
Aeon	300	9,387
Ajinomoto	240	5,669
Asahi Group Holdings	200	8,046
Kao	180	13,061
Kikkoman	82	5,780
Kirin Holdings	320	6,865
Kobe Bussan	30	833
Kose	14	2,251
MEIJI Holdings	60	4,092
Nissin Foods Holdings	36	3,112
Seven & i Holdings	334	12,636
Shiseido	148	9,597
Suntory Beverage & Food	54	1,885
Unicharm	160	7,183
Yakult Honsha	68	3,468
		93,865
Energy — 0.2%
ENEOS Holdings	800	3,238
Idemitsu Kosan	54	1,266
Inpex	200	1,156
		5,660
Financials — 2.2%
Acom	200	879
Dai-ichi Life Holdings	200	3,030
Daiwa Securities Group	400	1,900
Japan Exchange Group	118	2,756

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Japan Post Bank	90	$777
Japan Post Insurance	6	118
Mitsubishi UFJ Financial Group	2,800	12,551
Mizuho Financial Group	560	7,373
MS&AD Insurance Group Holdings	108	3,099
Nomura Holdings	700	3,689
ORIX	300	4,800
Resona Holdings	500	1,734
Sompo Holdings	82	3,264
Sumitomo Mitsui Financial Group	304	9,422
Sumitomo Mitsui Trust Holdings	82	2,453
T&D Holdings	100	1,159
Tokio Marine Holdings	156	7,648
		66,652
Health Care — 6.5%
Eisai	200	14,601
Hoya	240	30,706
Kyowa Kirin	150	4,441
M3 *	284	23,901
Nihon M&A Center	30	1,742
Olympus *	800	14,438
Ono Pharmaceutical	334	9,969
Otsuka Holdings	370	15,769
Santen Pharmaceutical	200	3,307
Shionogi	170	9,223
Sysmex	110	12,855
Takeda Pharmaceutical	990	34,968
Terumo	444	17,239
		193,159
Industrials — 6.6%
AGC	54	1,872
ANA Holdings *	28	594
Central Japan Railway	50	7,068

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dai Nippon Printing	72	$1,238
Daifuku	30	3,418
Daikin Industries	70	14,780
East Japan Railway	90	5,923
FANUC	46	12,023
Hankyu Hanshin Holdings	60	1,934
ITOCHU	350	10,021
Japan Airlines *	26	463
Kajima	100	1,338
Keio	30	2,192
Kintetsu Group Holdings *	46	1,929
Komatsu	240	6,562
Kubota	300	6,588
Makita	66	3,146
Marubeni	400	2,653
Minebea	102	2,259
MISUMI Group	68	2,212
Mitsubishi	320	8,092
Mitsubishi Electric	512	7,798
Mitsubishi Heavy Industries	80	2,291
Mitsui	400	7,398
Monotaro	20	1,003
Nidec	130	17,197
Obayashi	200	1,673
Odakyu Electric Railway	80	2,319
Recruit Holdings	400	17,353
Secom	52	4,707
SG Holdings	116	2,981
Shimizu	200	1,408
SMC	16	9,683
Sumitomo	300	3,974
Taisei	54	1,746

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Tobu Railway	50	$1,408
Tokyu	100	1,173
Toshiba	102	3,327
TOTO	38	2,102
Toyota Tsusho	56	2,185
West Japan Railway	46	2,443
Yamato Holdings	98	2,435
Yaskawa Electric	64	3,277
		196,186
Information Technology — 3.9%
Advantest	46	3,642
Canon	200	4,383
Disco	10	3,252
Fujitsu	44	6,733
GMO Payment Gateway	10	1,429
Hitachi	230	9,459
Itochu Techno-Solutions	10	352
Keyence	42	22,521
Kyocera	80	5,119
Lasertec	10	1,342
Murata Manufacturing	146	14,022
NEC	60	3,267
Nomura Research Institute	88	2,971
NTT Data	100	1,435
Obic	16	3,004
Omron	46	4,060
Oracle Japan *	8	944
Otsuka	20	1,007
Renesas Electronics *	200	2,292
Rohm	22	2,230
Shimadzu	62	2,360
TDK	30	4,837
Tokyo Electron	36	13,689

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trend Micro *	28	$1,535
		115,885
Materials — 1.2%
Asahi Kasei	300	3,337
Kansai Paint	58	1,709
Nippon Paint Holdings	44	3,959
Nippon Sanso Holdings	48	923
Nippon Steel	200	2,306
Nitto Denko	36	3,256
Shin-Etsu Chemical	94	16,318
Sumitomo Metal Mining	62	2,691
Toray Industries	400	2,603
		37,102
Real Estate — 0.7%
Daiwa House Industry	100	2,832
Hulic	100	1,131
Mitsubishi Estate	288	4,545
Mitsui Fudosan	200	4,047
Nippon Prologis REIT ‡	1	3,262
Nomura Real Estate Master Fund ‡	1	1,518
Sumitomo Realty & Development	106	3,198
		20,533
Utilities — 0.3%
Chubu Electric Power	200	2,448
Kansai Electric Power	200	1,958
Osaka Gas	92	1,698
Tokyo Gas	86	1,881
		7,985
TOTAL JAPAN		981,329
LUXEMBOURG— 0.1%
Communication Services — 0.0%
RTL Group *	8	459

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
SES, Cl A	88	$753
		1,212
Materials — 0.1%
ArcelorMittal *	162	3,551
TOTAL LUXEMBOURG		4,763
MACAO— 0.2%
Consumer Discretionary — 0.2%
Galaxy Entertainment Group *	430	3,261
Sands China *	600	2,387
TOTAL MACAO		5,648
NETHERLANDS— 5.3%
Consumer Staples — 0.7%
Heineken	87	9,084
Koninklijke Ahold Delhaize	408	11,693
		20,777
Energy — 1.0%
Royal Dutch Shell, Cl A	892	16,389
Royal Dutch Shell, Cl B	804	14,046
		30,435
Financials — 0.3%
EXOR	22	1,640
ING Groep *	834	7,473
		9,113
Health Care — 1.1%
Galapagos *	26	2,718
Koninklijke Philips	572	31,240
		33,958
Information Technology — 2.2%
Adyen *	7	14,623
ASML Holding	96	51,254
		65,877
TOTAL NETHERLANDS		160,160

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 0.8%
Communication Services — 0.0%
Spark New Zealand	418	$1,446
Consumer Staples — 0.1%
a2 Milk *	310	2,578
Health Care — 0.4%
Fisher & Paykel Healthcare	382	9,537
Ryman Healthcare	276	3,095
		12,632
Industrials — 0.1%
Auckland International Airport *	284	1,525
Information Technology — 0.1%
Xero *	24	2,392
Utilities — 0.1%
Contact Energy	158	930
Mercury NZ	138	709
Meridian Energy	278	1,432
		3,071
TOTAL NEW ZEALAND		23,644
NORWAY— 0.8%
Communication Services — 0.1%
Schibsted, Cl A *	18	681
Schibsted, Cl B *	24	778
Telenor	148	2,458
		3,917
Consumer Staples — 0.3%
Leroy Seafood Group	118	828
Mowi *	188	4,178
Orkla	340	3,316
Salmar	22	1,330
		9,652

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.2%
Aker BP	24	$601
Equinor	244	4,418
		5,019
Financials — 0.2%
Aker, Cl A	6	479
DnB *	200	3,927
Gjensidige Forsikring	42	972
		5,378
Industrials — 0.0%
NEL, Cl A *	60	216
TOMRA Systems	20	923
		1,139
Materials — 0.0%
Norsk Hydro	308	1,373
TOTAL NORWAY		26,478
PORTUGAL— 0.2%
Consumer Staples — 0.1%
Jeronimo Martins	102	1,670
Utilities — 0.1%
Energias de Portugal	566	3,556
TOTAL PORTUGAL		5,226
SINGAPORE— 1.1%
Communication Services — 0.1%
Singapore Telecommunications	1,800	3,201
Consumer Discretionary — 0.0%
Genting Singapore	1,200	773
Financials — 0.8%
City Developments	100	544
DBS Group Holdings	400	7,589
Oversea-Chinese Banking	900	6,999
Singapore Exchange	200	1,492

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
United Overseas Bank	321	$5,655
		22,279
Industrials — 0.1%
Keppel	400	1,510
Singapore Airlines *	400	1,239
Singapore Technologies Engineering	400	1,118
		3,867
Real Estate — 0.1%
Ascendas Real Estate Investment Trust ‡	622	1,443
CapitaLand	600	1,451
		2,894
TOTAL SINGAPORE		33,014
SOUTH AFRICA— 0.3%
Materials — 0.3%
Anglo American	308	10,210
SPAIN— 2.3%
Communication Services — 0.4%
Cellnex Telecom *	87	5,106
Telefonica	1,256	5,423
		10,529
Consumer Discretionary — 0.3%
Industria de Diseno Textil	263	7,825
Financials — 0.6%
Banco Bilbao Vizcaya Argentaria	1,474	6,746
Banco Santander	3,601	10,565
		17,311
Industrials — 0.1%
Aena SME *	18	2,784
Information Technology — 0.2%
Amadeus IT Group, Cl A *	102	6,511
Utilities — 0.7%
EDP Renovaveis	18	493
Endesa	70	1,794

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Iberdrola	1,258	$17,095
Naturgy Energy Group	74	1,916
		21,298
TOTAL SPAIN		66,258
SWEDEN— 3.8%
Communication Services — 0.1%
Tele2, Cl B	114	1,580
Telia	576	2,537
		4,117
Consumer Discretionary — 0.1%
Evolution Gaming Group	32	3,133
Consumer Staples — 0.5%
Essity, Cl B	231	7,412
ICA Gruppen	38	1,913
Swedish Match	61	4,730
		14,055
Energy — 0.0%
Lundin Energy	42	1,151
Financials — 0.9%
Equities	56	1,755
Industrivarden, Cl A *	36	1,218
Industrivarden, Cl C *	36	1,152
Investor, Cl A	24	1,766
Investor, Cl B	101	7,449
Kinnevik *	54	2,663
L E Lundbergforetagen, Cl B *	14	740
Skandinaviska Enskilda Banken, Cl A	356	3,904
Skandinaviska Enskilda Banken, Cl C	4	45
Svenska Handelsbanken, Cl A	336	3,380
Svenska Handelsbanken, Cl B	8	92
Swedbank, Cl A	206	3,902
		28,066

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.4%
Alfa Laval	72	$1,898
Assa Abloy, Cl B	236	5,867
Atlas Copco, Cl A	154	8,419
Atlas Copco, Cl B	94	4,432
Epiroc, Cl A	150	2,891
Epiroc, Cl B	94	1,623
Investment Latour, Cl B	30	675
Nibe Industrier, Cl B	73	2,449
Skanska, Cl B	86	2,236
SKF, Cl B	90	2,478
Volvo, Cl B	392	9,731
		42,699
Information Technology — 0.4%
Hexagon, Cl B	64	5,624
Telefonaktiebolaget LM Ericsson, Cl B	594	7,533
		13,157
Materials — 0.4%
Boliden	62	2,047
Sandvik	264	6,617
Svenska Cellulosa, Cl B	136	2,407
		11,071
TOTAL SWEDEN		117,449
SWITZERLAND— 3.0%
Consumer Discretionary — 0.4%
Cie Financiere Richemont, Cl A	116	10,807
Financials — 0.9%
UBS Group	848	12,273
Zurich Insurance Group	33	13,213
		25,486
Health Care — 0.7%
Alcon *	306	22,015
Industrials — 0.5%
ABB	460	13,620

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.2%
STMicroelectronics	148	$5,982
Materials — 0.3%
Givaudan	2	8,085
TOTAL SWITZERLAND		85,995
UNITED KINGDOM— 8.0%
Communication Services — 0.6%
BT Group, Cl A *	1,994	3,439
Vodafone Group	6,557	11,241
WPP	276	2,902
		17,582
Consumer Discretionary — 0.4%
Compass Group *	398	7,162
Ocado Group *	125	4,767
		11,929
Consumer Staples — 2.1%
Associated British Foods *	135	3,925
Coca-Cola European Partners	88	4,089
Diageo	883	35,757
Imperial Brands	346	6,984
Tesco	3,631	11,937
		62,692
Energy — 0.5%
BP	4,375	16,311
Financials — 2.3%
Aviva	870	4,005
Barclays *	3,604	6,609
HSBC Holdings *	4,556	23,946
Legal & General Group	1,306	4,376
Lloyds Banking Group *	15,676	7,104
London Stock Exchange Group	70	8,349
Natwest Group *	1,016	2,059
Prudential	601	9,676

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Standard Chartered *	586	$3,573
		69,697
Health Care — 0.4%
Smith & Nephew	557	11,791
Industrials — 1.3%
Ashtead Group	100	5,071
CK Hutchison Holdings	720	4,986
CNH Industrial	236	3,026
Experian	218	7,651
Ferguson	56	6,538
RELX	472	11,748
		39,020
Real Estate — 0.1%
Segro ‡	236	3,092
Utilities — 0.5%
National Grid	866	10,108
SSE	232	4,728
		14,836
TOTAL UNITED KINGDOM		246,950
UNITED STATES— 1.0%
Communication Services — 0.3%
Spotify Technology *	28	8,820
Consumer Discretionary — 0.3%
Stellantis *	490	7,459
Information Technology — 0.3%
Atlassian, Cl A *	28	6,472
CyberArk Software *	8	1,282
		7,754
Materials — 0.1%
Ardagh Group, Cl A	1	17
James Hardie Industries *	89	2,512
		2,529

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$26,562
TOTAL COMMON STOCK
(Cost $2,502,733)		2,959,147

PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke, (A)	12	787
Volkswagen, (A)	41	7,792
		8,579
Consumer Staples — 0.2%
Henkel & KGaA, (A)	68	7,064
TOTAL GERMANY		15,643
TOTAL PREFERRED STOCK
(Cost $12,918)		15,643

RIGHT — 0.0%
Spain — 0.0%
Iberdrola*	1,258	261
TOTAL RIGHT (Cost $0)		261
TOTAL INVESTMENTS — 99.9%
(Cost $2,515,651)		$2,975,051

Percentages are based on Net Assets of $2,977,655.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

Cl — Class
REIT — Real Estate Investment Trust

Schedule of Investments (Unaudited)	January 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

The following is a summary of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,948,321	$10,826	$—	$2,959,147
Preferred Stock	15,643	—	—	15,643
Rights	261	—	—	261
Total Investments in Securities	$2,964,225	$10,826	$—	$2,975,051

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2021

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.0%
CANADA— 2.1%
Information Technology — 2.1%
Shopify, Cl A *	1,301	$1,429,266
CHINA— 3.5%
Consumer Discretionary — 3.5%
Alibaba Group Holding ADR *	4,606	1,169,141
JD.com ADR *	13,603	1,206,450
TOTAL CHINA		2,375,591
UNITED KINGDOM— 1.9%
Communication Services — 1.9%
Liberty Global *	54,260	1,310,922
UNITED STATES— 90.5%
Communication Services — 11.5%
Charter Communications, Cl A *	1,844	1,120,341
Liberty Broadband, Cl C *	7,650	1,117,282
Netflix *	2,462	1,310,744
New York Times, Cl A	28,302	1,403,496
Walt Disney *	8,226	1,383,366
Zillow Group, Cl C *	11,293	1,473,285
		7,808,514
Consumer Discretionary — 9.4%
Amazon.com *	377	1,208,738
Home Depot	4,358	1,180,233
Lithia Motors, Cl A	4,412	1,406,016
Lowe’s	7,401	1,234,857
Wayfair, Cl A *	4,973	1,354,247
		6,384,091
Consumer Staples — 6.7%
Constellation Brands, Cl A	5,798	1,222,972
Mondelez International, Cl A	20,388	1,130,311
Post Holdings *	11,747	1,114,203
Procter & Gamble	8,338	1,069,015
		4,536,501

Schedule of Investments (Unaudited)	January 31, 2021

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.0%
Cheniere Energy *	21,962	$1,390,854
Financials — 7.1%
Arch Capital Group *	33,572	1,054,496
Citigroup	23,432	1,358,822
Discover Financial Services	15,418	1,288,020
S&P Global	3,514	1,113,938
		4,815,276
Health Care — 13.6%
Amicus Therapeutics *	52,163	986,402
Bausch Health *	61,121	1,558,585
Cigna	5,507	1,195,294
Mirati Therapeutics *	5,151	1,057,655
PerkinElmer	8,938	1,314,512
QIAGEN *	25,660	1,389,489
Tenet Healthcare *	36,868	1,742,751
		9,244,688
Industrials — 8.5%
Carrier Global	29,373	1,130,860
CSX	12,814	1,098,864
Otis Worldwide	17,604	1,138,099
Uber Technologies *	24,201	1,232,557
United Airlines Holdings *	29,143	1,165,429
		5,765,809
Information Technology — 17.3%
CoreLogic	15,196	1,144,107
Dell Technologies, Cl C *	17,520	1,277,033
Elastic *	11,485	1,745,260
Fiserv *	10,760	1,104,944
NortonLifeLock	62,638	1,319,783
PayPal Holdings *	6,181	1,448,270
SolarWinds *	54,033	908,295
Twilio, Cl A *	4,129	1,484,086

Schedule of Investments (Unaudited)	January 31, 2021

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zendesk *	9,442	$1,361,914
		11,793,692
Materials — 5.6%
Ashland Global Holdings	15,011	1,200,730
Freeport-McMoRan Copper & Gold *	56,520	1,520,953
Sherwin-Williams	1,618	1,119,333
		3,841,016
Real Estate — 5.2%
American Tower, Cl A ‡	4,965	1,128,842
Apartment Income REIT ‡	29,587	1,147,088
Apartment Investment and Management, Cl A ‡ *	30,194	138,590
VICI Properties ‡	45,166	1,141,797
		3,556,317
Utilities — 3.6%
Essential Utilities	26,362	1,220,561
Vistra	61,828	1,234,705
		2,455,266
TOTAL UNITED STATES		61,592,024
TOTAL COMMON STOCK
(Cost $55,380,937)		66,707,803

MASTER LIMITED PARTNERSHIP — 1.8%
Energy — 1.8%
Enterprise Products Partners (A)
(Cost $1,317,487)	62,179	1,257,881
TOTAL INVESTMENTS — 99.8%
(Cost $56,698,424)		$67,965,684

Percentages are based on Net Assets of $68,086,421.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At January 31, 2021, these securities amounted to $1,257,881 or 1.8% of Net Assets of the Fund.

Schedule of Investments (Unaudited)	January 31, 2021

Global X Guru® Index ETF

ADR — American Depositary Receipt
Cl — Class
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-1900